UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22227

New York Life Investments ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF

(formerly, IQ Hedge Multi-Strategy Tracker ETF)

QAI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Hedge Multi-Strategy Tracker ETF	$28	0.54%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Hedge Multi-Strategy Tracker ETF - NAV 12,296	NYLI Hedge Multi-Strategy Index13,277	Russell 3000® Index32,298	Barclay Hedge Fund Index16,436	S&P 500® Index (Net)32,137
10/14	10,000	10,000	10,000	10,000	10,000
04/15	10,205	10,267	10,474	10,382	10,408
10/15	9,882	10,018	10,449	10,088	10,455
04/16	9,920	10,113	10,455	10,029	10,465
10/16	9,866	10,132	10,892	10,428	10,855
04/17	9,961	10,307	12,398	11,017	12,262
10/17	10,300	10,703	13,504	11,527	13,338
04/18	10,384	10,802	14,016	11,765	13,807
10/18	10,203	10,616	14,395	11,483	14,235
04/19	10,546	11,005	15,793	11,878	15,576
10/19	10,702	11,204	16,337	11,983	16,175
04/20	10,436	10,963	15,629	11,423	15,617
10/20	10,957	11,546	17,995	12,497	17,645
04/21	11,586	12,252	23,587	14,623	22,684
10/21	11,606	12,302	25,894	15,106	25,107
04/22	10,798	11,479	22,852	14,278	22,637
10/22	10,216	10,894	21,617	13,616	21,339
04/23	10,871	11,634	23,196	14,208	23,120
10/23	10,988	11,780	23,429	14,164	23,385
04/24	11,752	12,636	28,369	15,602	28,228
10/24	12,296	13,277	32,298	16,436	32,137

Period-Ended

7256617

MEQAI10-12/24

NYLI Hedge Multi-Strategy Tracker ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	03/25/2009	4.63%	11.91%	2.82%	2.09%
NYLI Hedge Multi-Strategy IndexFootnote Reference2		5.07%	12.71%	3.45%	2.87%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	14.60%	12.44%
S&P 500® Index (Net)Footnote Reference4		13.85%	37.42%	14.72%	12.38%
Barclay Hedge Fund IndexFootnote Reference5		5.35%	16.04%	6.52%	5.09%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Hedge Multi-Strategy Index is the underlying index of the Fund. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics over longer term periods and not on a daily basis.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the S&P 500® Index (Net).
Footnote[4]	The S&P 500® (Net) Index is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote[5]	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$625,647,502
Total number of portfolio holdings	151
Portfolio turnover rate	19%

7256617

MEQAI10-12/24

NYLI Hedge Multi-Strategy Tracker ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.1%
SPDR Bloomberg Convertible Securities ETF	6.8%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.4%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.8%
NYLI Merger Arbitrage ETF	3.8%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.4%
iShares Core MSCI EAFE ETF	3.0%

*  Excluding short-term investments

Portfolio Composition

Floating Rate - Investment Grade Funds	22.6%
Short-Term Investments	11.8
Convertible Bond Funds	10.6
Treasury Inflation Protected Securities Funds	9.0
U.S. Dollar Fund	7.1
International Equity Core Funds	6.4
Merger Arbitrage Funds	4.9
Emerging Equity Funds	4.6
Bank Loan Funds	4.4
U.S. Large Cap Core Funds	3.5

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEQAI10-12/24

NYLI Hedge Multi-Strategy Tracker ETF | 3

NYLI Merger Arbitrage ETF

(formerly, IQ Merger Arbitrage ETF)

MNA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Merger Arbitrage ETF	$40	0.76%
Footnote	Description
Footnote[1]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Merger Arbitrage ETF - NAV 12,538	NYLI Merger Arbitrage Index13,510	MSCI World Index (Net)25,431	Barclay Merger Arbitrage Index16,921	S&P 500® Index (Net)32,137
10/14	10,000	10,000	10,000	10,000	10,000
04/15	10,551	10,512	10,509	10,527	10,408
10/15	10,106	10,223	10,177	10,777	10,455
04/16	10,467	10,640	10,071	11,116	10,465
10/16	10,602	10,825	10,298	11,384	10,855
04/17	11,135	11,401	11,546	11,882	12,262
10/17	11,421	11,743	12,643	12,202	13,338
04/18	11,331	11,662	13,072	11,941	13,807
10/18	11,733	12,124	12,789	12,136	14,235
04/19	11,616	12,004	13,919	12,662	15,576
10/19	12,033	12,468	14,413	12,880	16,175
04/20	11,628	12,064	13,362	12,609	15,617
10/20	12,621	13,120	15,042	13,150	17,645
04/21	12,682	13,248	19,418	15,235	22,684
10/21	12,402	13,042	21,122	15,372	25,107
04/22	12,000	12,656	18,735	15,309	22,637
10/22	11,946	12,634	17,219	15,450	21,339
04/23	11,975	12,731	19,331	15,549	23,120
10/23	11,863	12,661	19,024	15,867	23,385
04/24	11,825	12,691	22,885	16,377	28,228
10/24	12,538	13,510	25,431	16,921	32,137

Period-Ended

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MEMNA10-12/24

NYLI Merger Arbitrage ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/16/2009	6.04%	5.69%	0.83%	2.29%
NYLI Merger Arbitrage IndexFootnote Reference2		6.45%	6.70%	1.62%	3.05%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	12.03%	9.78%
S&P 500® Index (Net)Footnote Reference4		13.85%	37.42%	14.72%	12.38%
Barclay Merger Arbitrage IndexFootnote Reference5		3.32%	6.64%	5.61%	5.40%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Merger Arbitrage Index is the underlying index of the Fund. The NYLI Merger Arbitrage Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions.
Footnote[3]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote[4]	The S&P 500® (Net) Index is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote[5]	The Barclay Merger Arbitrage Index is a measure of the average net returns of all reporting merger arbitrage funds in the Barclay Hedge database.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$221,792,819
Total number of portfolio holdings	63
Portfolio turnover rate	146%

7256617

MEMNA10-12/24

NYLI Merger Arbitrage ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Discover Financial Services	7.3%
Catalent, Inc.	5.5%
Juniper Networks, Inc.	5.0%
HashiCorp, Inc., Class A	4.3%
DS Smith PLC	4.1%
Frontier Communications Parent, Inc.	3.7%
Marathon Oil Corp.	3.4%
iShares Short Treasury Bond ETF	3.3%
Smartsheet, Inc., Class A	3.2%
Stericycle, Inc.	2.8%

*  Excluding short-term investments

Top Industries

Information Technology	21.1%
Financials	17.6
Health Care	10.7
Short-Term Investments	9.7
Materials	9.5
Utilities	8.2
Consumer Discretionary	6.4
Industrials	5.6
Communication Services	4.1
Energy	3.4

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEMNA10-12/24

NYLI Merger Arbitrage ETF | 3

NYLI 500 International ETF

(formerly, IQ 500 International ETF)

IQIN/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI 500 International ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI 500 International ETF	$13	0.25%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI 500 International ETF - NAV 15,809	NYLI 500 International Index16,041	MSCI EAFE® Index (Net)15,341
12/13/2018	10,000	10,000	10,000
04/30/2019	10,847	10,853	10,965
10/31/2019	11,062	11,077	11,332
04/30/2020	8,968	8,967	9,722
10/31/2020	9,609	9,607	10,555
04/30/2021	13,441	13,500	13,599
10/31/2021	13,887	13,968	14,162
04/30/2022	12,865	12,949	12,491
10/31/2022	11,317	11,395	10,905
04/30/2023	14,014	14,128	13,543
10/31/2023	13,308	13,446	12,475
04/30/2024	15,483	15,671	14,799
10/31/2024	15,809	16,041	15,341

Period-Ended

7256617

MEIQIN10-12/24

NYLI 500 International ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI 500 International ETF - NAV	12/13/2018	2.10%	18.79%	7.40%	8.09%
NYLI 500 International IndexFootnote Reference2		2.36%	19.30%	7.69%	8.36%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	6.24%	7.54%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI 500 International Index is the underlying index of the Fund. The NYLI 500 International Index components are selected and weighted utilizing a rules-based methodology incorporating fundamental factors. The Methodology ranks the universe of eligible securities based on three fundamental factors: Sales, Market Share, and Operating Margin. The Market Share and Operating Margin ranks are determined relative to other eligible securities within the same sector, while the Sales rank is determined relative to all securities within the eligible universe.
Footnote[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$99,227,173
Total number of portfolio holdings	502
Portfolio turnover rate	18%

7256617

MEIQIN10-12/24

NYLI 500 International ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Deutsche Telekom AG	1.2%
Glencore PLC	1.2%
Toyota Motor Corp.	1.2%
Shell PLC	1.0%
Nestle SA	1.0%
Roche Holding AG	0.9%
TotalEnergies SE	0.9%
Deutsche Post AG	0.9%
Enel SpA	0.9%
Vinci SA	0.9%

*  Excluding short-term investments

Portfolio Composition

Japan	26.8%
France	11.3
Germany	11.1
United Kingdom	9.8
Canada	7.8
United States	6.6
Australia	5.1
Spain	3.3
Italy	3.0
Switzerland	2.3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQIN10-12/24

NYLI 500 International ETF | 3

NYLI Candriam International Equity ETF

(formerly, IQ Candriam International Equity ETF)

IQSI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam International Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam International Equity ETF - NAV 13,370	NYLI Candriam International Equity Index13,504	MSCI EAFE® Index (Net)13,002
12/17/2019	10,000	10,000	10,000
04/30/2020	8,382	8,373	8,240
10/31/2020	9,215	9,204	8,946
04/30/2021	11,856	11,877	11,526
10/31/2021	12,456	12,493	12,003
04/30/2022	10,929	10,969	10,587
10/31/2022	9,556	9,595	9,243
04/30/2023	11,801	11,863	11,478
10/31/2023	10,876	10,948	10,574
04/30/2024	12,903	13,015	12,543
10/31/2024	13,370	13,504	13,002

Period-Ended

7256617

MEIQSI10-12/24

NYLI Candriam International Equity ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	3.62%	22.93%	6.14%
NYLI Candriam International Equity IndexFootnote Reference2		3.75%	23.34%	6.36%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	5.53%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam International Equity Index is the underlying index of the Fund. The NYLI Candriam International Equity Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$196,434,595
Total number of portfolio holdings	598
Portfolio turnover rate	9%

7256617

MEIQSI10-12/24

NYLI Candriam International Equity ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Novo Nordisk A/S, Class B	3.0%
ASML Holding NV	2.3%
Nestle SA	2.2%
SAP SE	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	1.8%
Novartis AG	1.8%
Toyota Motor Corp.	1.7%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Commonwealth Bank of Australia	1.4%

*  Excluding short-term investments

Portfolio Composition

Japan	25.8%
United Kingdom	10.5
United States	8.8
Germany	8.4
Australia	7.5
France	7.2
Switzerland	5.9
Netherlands	4.1
Denmark	3.8
Sweden	2.9

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQSI10-12/24

NYLI Candriam International Equity ETF | 3

NYLI Candriam U.S. Mid Cap Equity ETF

(formerly, IQ Candriam U.S. Mid Cap Equity ETF)

IQSM/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Mid Cap Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 13,241	NYLI Candriam U.S. Mid Cap Equity Index13,292	Russell 3000® Index15,295	Russell Midcap® Index13,986
10/25/2022	10,000	10,000	10,000	10,000
10/31/2022	10,360	10,360	10,237	10,435
04/30/2023	10,685	10,695	10,984	10,831
10/31/2023	10,038	10,057	11,095	10,330
04/30/2024	12,044	12,079	13,434	12,602
10/31/2024	13,241	13,292	15,295	13,986

Period-Ended

7256617

MEIQSM10-12/24

NYLI Candriam U.S. Mid Cap Equity ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	9.93%	31.90%	14.92%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference2		10.04%	32.16%	15.14%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	23.43%
Russell Midcap®IndexFootnote Reference4		10.98%	35.39%	18.08%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam U.S. Mid Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Mid Cap Equity Index is designed to deliver exposure to U.S. mid-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell Midcap® Index.
Footnote[4]	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is a subset of the Russell 1000® Index, which includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$228,101,994
Total number of portfolio holdings	222
Portfolio turnover rate	25%

7256617

MEIQSM10-12/24

NYLI Candriam U.S. Mid Cap Equity ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Packaging Corp. of America	1.0%
EMCOR Group, Inc.	1.0%
Masco Corp.	0.9%
Owens Corning	0.8%
Pentair PLC	0.8%
Yum China Holdings, Inc.	0.8%
KeyCorp	0.8%
Burlington Stores, Inc.	0.8%
Gen Digital, Inc.	0.8%
Kimco Realty Corp.	0.8%

*  Excluding short-term investments

Top Industries

Industrials	20.3%
Consumer Discretionary	14.2
Information Technology	13.6
Financials	13.4
Health Care	11.6
Real Estate	10.0
Materials	6.2
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQSM10-12/24

NYLI Candriam U.S. Mid Cap Equity ETF | 3

NYLI Candriam U.S. Large Cap Equity ETF

(formerly, IQ Candriam U.S. Large Cap Equity ETF)

IQSU/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Large Cap Equity ETF	$5	0.09%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Large Cap Equity ETF - NAV 19,811	NYLI Candriam U.S. Large Cap Equity Index19,911	Russell 3000® Index18,751	S&P 500® Index (Net)19,310
12/17/2019	10,000	10,000	10,000	10,000
04/30/2020	9,642	9,638	9,074	9,188
10/31/2020	11,271	11,273	10,447	10,409
04/30/2021	14,352	14,367	13,694	13,413
10/31/2021	16,279	16,305	15,033	14,876
04/30/2022	14,526	14,553	13,267	13,441
10/31/2022	13,504	13,532	12,550	12,703
04/30/2023	14,788	14,823	13,467	13,800
10/31/2023	15,277	15,320	13,602	13,991
04/30/2024	17,895	17,957	16,470	16,927
10/31/2024	19,811	19,911	18,751	19,310

Period-Ended

7256617

MEIQSU10-12/24

NYLI Candriam U.S. Large Cap Equity ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	10.70%	29.68%	15.06%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference2		10.88%	29.96%	15.18%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	13.77%
S&P 500® Index (Net)Footnote Reference4		14.08%	38.02%	14.46%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam U.S. Large Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Large Cap Equity Index is designed to deliver exposure to U.S. large-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the S&P 500® Index (Net).
Footnote[4]	The S&P 500® (Net) Index is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$380,389,014
Total number of portfolio holdings	285
Portfolio turnover rate	22%

7256617

MEIQSU10-12/24

NYLI Candriam U.S. Large Cap Equity ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Apple, Inc.	9.8%
Microsoft Corp.	9.7%
Alphabet, Inc., Class A	5.5%
Tesla, Inc.	2.8%
UnitedHealth Group, Inc.	2.1%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.7%
Procter & Gamble Co. (The)	1.6%
Home Depot, Inc. (The)	1.6%
Bank of America Corp.	1.2%

*  Excluding short-term investments

Top Industries

Information Technology	36.8%
Financials	16.3
Consumer Discretionary	9.3
Communication Services	7.5
Industrials	7.1
Health Care	6.8
Consumer Staples	5.5
Real Estate	3.7
Materials	3.6
Utilities	1.7

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQSU10-12/24

NYLI Candriam U.S. Large Cap Equity ETF | 3

NYLI CBRE NextGen Real Estate ETF

(formerly, IQ CBRE NextGen Real Estate ETF)

ROOF/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI CBRE NextGen Real Estate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE NextGen Real Estate ETF	$33	0.60%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI CBRE NextGen Real Estate ETF - NAV 12,561	Russell 3000® Index32,298	FTSE Nareit All Equity REITs Index19,158
10/14	10,000	10,000	10,000
04/15	10,130	10,474	10,242
10/15	9,659	10,449	10,535
04/16	10,078	10,455	11,073
10/16	10,683	10,892	11,355
04/17	11,550	12,398	11,921
10/17	11,639	13,504	12,289
04/18	10,813	14,016	11,801
10/18	11,275	14,395	12,509
04/19	12,021	15,793	14,110
10/19	13,001	16,337	15,676
04/20	8,758	15,629	12,939
10/20	8,764	17,995	13,167
04/21	13,447	23,587	17,256
10/21	14,284	25,894	19,189
04/22	13,344	22,852	19,002
10/22	10,439	21,617	15,512
04/23	11,180	23,196	15,945
10/23	9,917	23,429	14,288
04/24	10,837	28,369	15,813
10/24	12,561	32,298	19,158

Period-Ended

7256617

MEROOF10-12/24

NYLI CBRE NextGen Real Estate ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI CBRE NextGen Real Estate ETF - NAV	06/14/2011	15.91%	26.67%	-0.69%	2.31%
NYLI CBRE NextGen Real Estate IndexFootnote Reference2		16.31%	27.50%	n/a	n/a
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	14.60%	12.44%
FTSE Nareit All Equity REITs IndexFootnote Reference4		21.15%	34.09%	4.09%	6.72%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI CBRE NextGen Real Estate Index is the underlying index of the Fund. The NYLI CBRE NextGen Real Estate Index is a rules-based, modified capitalization weighted, float adjusted index. The Underlying Index is designed to provide exposure to real estate sectors and companies that are expected to benefit from large trends (“NextGen Trends”) affecting property sectors of the global economy over a secular, multi-year time horizon. Effective September 1, 2022, the Fund changed it's underlying index and modified its principal investment startegies. The past performance in the graph and table prior to that date reflects the Fund's prior underlying index and principal invetsment strategies.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the FTSE Nareit All Equity REITs Index.
Footnote[4]	The FTSE Nareit All Equity REITs Index measures the performance of all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$37,322,630
Total number of portfolio holdings	93
Portfolio turnover rate	17%

7256617

MEROOF10-12/24

NYLI CBRE NextGen Real Estate ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Digital Realty Trust, Inc.	5.4%
Equinix, Inc.	5.0%
Welltower, Inc.	5.0%
Keppel DC REIT	4.9%
American Tower Corp.	4.7%
Prologis, Inc.	4.6%
SBA Communications Corp.	4.5%
Crown Castle, Inc.	4.4%
Uniti Group, Inc.	3.8%
Lineage, Inc.	3.1%

*  Excluding short-term investments

Top Industries

Industrial	31.5%
Data Center	17.8
Infrastructure (Tower)	17.4
Health Care	14.1
Multi-Family Residential	13.0
Single-Family Residential	2.7
Manufactured Homes	2.6
Student Housing	0.6
Short-Term Investments	0.2

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEROOF10-12/24

NYLI CBRE NextGen Real Estate ETF | 3

NYLI FTSE International Equity Currency Neutral ETF

(formerly, IQ FTSE International Equity Currency Neutral ETF)

HFXI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI FTSE International Equity Currency Neutral ETF	$10	0.20%
Footnote	Description
Footnote[1]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI FTSE International Equity Currency Neutral ETF - NAV 17,788	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index18,422	MSCI EAFE® Index (Net)15,739	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index20,966	FTSE Developed ex North America Net Tax (US RIC) Index16,035
07/22/2015	10,000	10,000	10,000	10,000	10,000
10/31/2015	9,408	9,451	9,410	9,441	9,462
04/30/2016	8,967	9,035	9,121	8,862	9,204
10/31/2016	9,219	9,311	9,107	9,369	9,242
04/30/2017	10,338	10,476	10,151	10,604	10,332
10/31/2017	11,387	11,572	11,241	11,605	11,517
04/30/2018	11,664	11,905	11,624	11,823	11,958
10/31/2018	10,762	10,968	10,471	11,243	10,672
04/30/2019	11,616	11,844	11,250	12,211	11,455
10/31/2019	12,039	12,274	11,627	12,704	11,823
04/30/2020	10,485	10,717	9,974	11,227	10,197
10/31/2020	11,250	11,527	10,829	11,818	11,200
04/30/2021	14,483	14,867	13,952	15,123	14,554
10/31/2021	15,148	15,575	14,530	16,098	15,003
04/30/2022	14,025	14,408	12,815	15,613	13,226
10/31/2022	12,761	13,132	11,188	14,961	11,454
04/30/2023	15,190	15,667	13,895	17,210	14,158
10/31/2023	14,530	15,003	12,800	17,054	13,094
04/30/2024	17,341	17,927	15,184	20,515	15,531
10/31/2024	17,788	18,422	15,739	20,966	16,035

Period-Ended

7256617

MEHFXI10-12/24

NYLI FTSE International Equity Currency Neutral ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI FTSE International Equity Currency Neutral ETF - NAV	07/22/2015	2.58%	22.42%	8.12%	6.40%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference2		2.76%	22.79%	8.46%	6.81%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	6.24%	5.01%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference4		2.20%	22.94%	10.54%	8.31%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference5		3.25%	22.46%	6.28%	5.22%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is the underlying index of the Fund. The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which consists of international stocks representing the developed world outside of North America, as a replacement for the FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index.
Footnote[4]	The FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index, is comprised of large and mid-cap stocks in developed markets, excluding the U.S. and Canada and represents the performance without any impact from foreign exchange fluctuations.
Footnote[5]	The FTSE Developed ex North America Net Tax (US RIC) Index, is comprised of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$794,400,888
Total number of portfolio holdings	902
Portfolio turnover rate	6%

7256617

MEHFXI10-12/24

NYLI FTSE International Equity Currency Neutral ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.4%
SAP SE	1.4%
Nestle SA	1.3%
Samsung Electronics Co., Ltd.	1.3%
Novartis AG	1.2%
Roche Holding AG	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Shell PLC	1.1%

*  Excluding short-term investments

Portfolio Composition

Japan	23.8%
United Kingdom	10.3
United States	8.4
France	8.2
Germany	8.0
Australia	7.5
Switzerland	5.7
South Korea	4.5
Netherlands	3.7
Sweden	3.0

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEHFXI10-12/24

NYLI FTSE International Equity Currency Neutral ETF | 3

NYLI U.S. Large Cap R&D Leaders ETF

(formerly, IQ U.S. Large Cap R&D Leaders ETF)

LRND/The NASDAQ Stock Market LLC

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI U.S. Large Cap R&D Leaders ETF	$7	0.14%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI U.S. Large Cap R&D Leaders ETF - NAV 13,707	NYLI U.S. Large Cap R&D Leaders Index13,740	Russell 3000® Index13,036	Russell 1000® Growth Index13,985
02/08/2022	10,000	10,000	10,000	10,000
04/30/2022	9,064	9,063	9,224	8,911
10/31/2022	8,238	8,240	8,725	8,178
04/30/2023	9,421	9,431	9,362	9,120
10/31/2023	10,077	10,096	9,456	9,728
04/30/2024	12,333	12,352	11,450	12,020
10/31/2024	13,707	13,740	13,036	13,985

Period-Ended

7256617

MELRND10-12/24

NYLI U.S. Large Cap R&D Leaders ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	02/08/2022	11.15%	36.02%	12.25%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference2		11.24%	36.09%	12.35%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	10.20%
Russell 1000® Growth IndexFootnote Reference4		16.36%	43.77%	13.08%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI U.S. Large Cap R&D Leaders Index is the underlying index of the Fund. The NYLI U.S. Large Cap R&D Leaders Index seeks to provide exposure to innovative companies by investing in the equities of US large cap companies that have the highest research and development (“R&D”) spending during the previous year.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote[4]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$7,403,883
Total number of portfolio holdings	102
Portfolio turnover rate	6%

7256617

MELRND10-12/24

NYLI U.S. Large Cap R&D Leaders ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Alphabet, Inc., Class A	8.9%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.6%
Apple, Inc.	6.0%
Microsoft Corp.	5.4%
Intel Corp.	3.2%
Merck & Co., Inc.	3.1%
Johnson & Johnson	2.9%
NVIDIA Corp.	2.4%
Bristol-Myers Squibb Co.	2.1%

*  Excluding short-term investments

Top Industries

Information Technology	37.6%
Health Care	23.2
Communication Services	17.5
Consumer Discretionary	14.6
Industrials	4.7
Financials	1.2
Consumer Staples	0.8
Materials	0.3
Short-Term Investments	0.1

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MELRND10-12/24

NYLI U.S. Large Cap R&D Leaders ETF | 3

NYLI Global Equity R&D Leaders ETF

(formerly, IQ Global Equity R&D Leaders ETF)

WRND/The NASDAQ Stock Market LLC

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Global Equity R&D Leaders ETF	$9	0.18%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Global Equity R&D Leaders ETF - NAV 12,396	NYLI Global Equity R&D Leaders Index12,439	MSCI World® Index (Net)12,461	FTSE All-World Growth® Index12,814
02/08/2022	10,000	10,000	10,000	10,000
04/30/2022	8,965	8,963	9,180	8,962
10/31/2022	7,775	7,768	8,438	8,056
04/30/2023	9,461	9,463	9,472	9,090
10/31/2023	9,553	9,567	9,322	9,244
04/30/2024	11,554	11,580	11,214	11,262
10/31/2024	12,396	12,439	12,461	12,814

Period-Ended

7256617

MEWRND10-12/24

NYLI Global Equity R&D Leaders ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	02/08/2022	7.29%	29.76%	8.19%
NYLI Global Equity R&D Leaders IndexFootnote Reference2		7.42%	30.02%	8.32%
MSCI World® Index (Net)Footnote Reference3		11.13%	33.68%	8.40%
FTSE All-World Growth®IndexFootnote Reference4		13.78%	38.62%	9.51%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Global Equity R&D Leaders Index is the underlying index of the Fund. The NYLI Global Equity R&D Leaders Index s seeks to provide exposure to innovative companies by investing in the equities of companies that have the highest research and development (“R&D”) spending around the world.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the MSCI World® Index (Net), which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets as a replacement for the FTSE All-World Growth® Index.
Footnote[4]	The FTSE All-World Growth® Index measures the performance of the investable securities in the developed and emerging large and mid-cap growth segment of the market, which includes companies with higher growth earning potential.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$6,603,301
Total number of portfolio holdings	202
Portfolio turnover rate	14%

7256617

MEWRND10-12/24

NYLI Global Equity R&D Leaders ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	5.7%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.1%
Apple, Inc.	3.2%
Microsoft Corp.	2.9%
Samsung Electronics Co., Ltd.	2.6%
Volkswagen AG, 10.21%	2.3%
Roche Holding AG	1.8%
Intel Corp.	1.7%
Merck & Co., Inc.	1.7%

*  Excluding short-term investments

Portfolio Composition

United States	59.3%
China	9.7
Germany	8.9
Japan	7.6
South Korea	4.1
Taiwan	2.0
France	1.5
United Kingdom	1.4
Switzerland	1.2
Sweden	1.0

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEWRND10-12/24

NYLI Global Equity R&D Leaders ETF | 3

NYLI Clean Oceans ETF

(formerly, IQ Clean Oceans ETF)

OCEN/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Clean Oceans ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Clean Oceans ETF	$23	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Clean Oceans ETF - NAV 9,115	NYLI Candriam Clean Oceans Index9,282	MSCI World Index (Net)12,146
10/21/2021	10,000	10,000	10,000
10/31/2021	10,182	10,184	10,088
04/30/2022	8,464	8,483	8,948
10/31/2022	7,175	7,211	8,224
04/30/2023	8,682	8,753	9,233
10/31/2023	7,594	7,679	9,086
04/30/2024	9,183	9,319	10,930
10/31/2024	9,115	9,282	12,146

Period-Ended

7256617

MEOCEN10-12/24

NYLI Clean Oceans ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Clean Oceans ETF - NAV	10/21/2021	-0.74%	20.03%	-3.01%
NYLI Candriam Clean Oceans IndexFootnote Reference2		-0.40%	20.87%	-2.43%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	6.63%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam Clean Ocean Index is the underlying index of the Fund. The NYLI Candriam Clean Oceans Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that help to protect and/or achieve a cleaner ocean through reduced pollution and increased resource efficiency.
Footnote[3]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$4,868,344
Total number of portfolio holdings	80
Portfolio turnover rate	33%

7256617

MEOCEN10-12/24

NYLI Clean Oceans ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Iberdrola SA	3.3%
Ingersoll Rand, Inc.	3.3%
Schneider Electric SE	3.2%
Siemens AG	3.2%
Exelon Corp.	3.2%
Intel Corp.	3.1%
Enel SpA	3.1%
ABB Ltd.	3.0%
Microsoft Corp.	3.0%
National Grid PLC	3.0%

*  Excluding short-term investments

Portfolio Composition

United States	36.6%
Germany	11.2
United Kingdom	8.5
Spain	7.1
Switzerland	5.9
France	5.1
Denmark	3.5
Italy	3.3
Japan	3.3
China	2.9

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEOCEN10-12/24

NYLI Clean Oceans ETF | 3

NYLI Cleaner Transport ETF

(formerly, IQ Cleaner Transport ETF)

CLNR/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Cleaner Transport ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Cleaner Transport ETF	$23	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Cleaner Transport ETF - NAV 9,968	NYLI Candriam Cleaner Transport Index10,147	MSCI World Index (Net)12,146
10/21/2021	10,000	10,000	10,000
10/31/2021	10,330	10,333	10,088
04/30/2022	8,270	8,293	8,948
10/31/2022	7,147	7,182	8,224
04/30/2023	8,484	8,545	9,233
10/31/2023	8,076	8,169	9,086
04/30/2024	9,565	9,704	10,930
10/31/2024	9,968	10,147	12,146

Period-Ended

7256617

MECLNR10-12/24

NYLI Cleaner Transport ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Cleaner Transport ETF - NAV	10/21/2021	4.22%	23.42%	-0.11%
NYLI Candriam Cleaner Transport IndexFootnote Reference2		4.57%	24.22%	0.48%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	6.63%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam Cleaner Transport Index is the underlying index of the Fund. The NYLI Candriam Cleaner Transport Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that support the transition to more environmentally efficient transportation technologies, such as electric vehicles, bicycles, motor vehicle parts manufacturers, and multi-passenger transportation.
Footnote[3]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$5,234,454
Total number of portfolio holdings	81
Portfolio turnover rate	24%

7256617

MECLNR10-12/24

NYLI Cleaner Transport ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Tesla, Inc.	3.6%
BYD Co., Ltd., Class H	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Hitachi Ltd.	3.2%
Iberdrola SA	3.2%
Alphabet, Inc., Class A	3.2%
Siemens AG	3.1%
Schneider Electric SE	3.1%
ABB Ltd.	3.0%
General Electric Co.	3.0%

*  Excluding short-term investments

Portfolio Composition

United States	36.0%
Japan	14.5
Germany	13.4
China	9.2
Taiwan	5.7
Spain	3.9
Switzerland	3.2
United Kingdom	2.9
Sweden	2.8
Denmark	2.0

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MECLNR10-12/24

NYLI Cleaner Transport ETF | 3

NYLI Engender Equality ETF

(formerly, IQ Engender Equality ETF)

EQUL/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Engender Equality ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Engender Equality ETF	$24	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Engender Equality ETF - NAV 11,083	Solactive Equileap US Select Gender Equality Index11,249	Russell 3000® Index12,635	Russell 1000® Index12,813
10/21/2021	10,000	10,000	10,000	10,000
10/31/2021	10,052	10,053	10,130	10,137
04/30/2022	8,790	8,810	8,940	8,992
10/31/2022	8,515	8,555	8,457	8,477
04/30/2023	9,269	9,335	9,074	9,155
10/31/2023	8,329	8,407	9,166	9,280
04/30/2024	10,225	10,352	11,098	11,245
10/31/2024	11,083	11,249	12,635	12,813

Period-Ended

7256617

MEEQUL10-12/24

NYLI Engender Equality ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Engender Equality ETF - NAV	10/21/2021	8.39%	33.07%	3.45%
Solactive Equileap US Select Gender Equality IndexFootnote Reference2		8.67%	33.80%	3.96%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	8.03%
Russell 1000®IndexFootnote Reference4		13.95%	38.07%	8.53%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Solactive Equileap US Select Gender Equality Index is the underlying index of the Fund. The Solactive Equileap U.S. Gender Equality Index is a quantitative and investable index developed by Solactive AG. The Index is designed to track the U.S. large-, mid and small-capitalization companies that have the highest Equileap Score.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000® Index.
Footnote[4]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$7,292,800
Total number of portfolio holdings	76
Portfolio turnover rate	38%

7256617

MEEQUL10-12/24

NYLI Engender Equality ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Alcoa Corp.	1.6%
DoorDash, Inc., Class A	1.6%
Wells Fargo & Co.	1.6%
Citigroup, Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Lyft, Inc., Class A	1.5%
Blackrock, Inc.	1.5%
Marriott International, Inc., Class A	1.5%
Illumina, Inc.	1.5%
Salesforce, Inc.	1.5%

*  Excluding short-term investments

Top Industries

Financials	18.1%
Health Care	16.4
Consumer Staples	16.1
Consumer Discretionary	15.3
Information Technology	8.3
Materials	8.0
Industrials	6.9
Communication Services	6.7
Real Estate	4.1
Short-Term Investments	0.1

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEEQUL10-12/24

NYLI Engender Equality ETF | 3

NYLI Healthy Hearts ETF

(formerly, IQ Healthy Hearts ETF)

HART/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Healthy Hearts ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Healthy Hearts ETF	$24	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Healthy Hearts ETF - NAV 13,351	NYLI Candriam Healthy Hearts Index13,576	MSCI World Index (Net)14,115	MSCI ACWI Index (Net)13,398	MSCI World Health Care Index (Net)12,458
01/14/2021	10,000	10,000	10,000	10,000	10,000
04/30/2021	10,562	10,573	10,777	10,660	10,199
10/31/2021	11,596	11,628	11,723	11,407	11,287
04/30/2022	11,229	11,280	10,398	10,080	10,769
10/31/2022	10,446	10,507	9,557	9,131	10,590
04/30/2023	11,717	11,818	10,729	10,288	11,256
10/31/2023	10,906	11,030	10,559	10,089	10,386
04/30/2024	12,275	12,450	12,702	12,084	11,837
10/31/2024	13,351	13,576	14,115	13,398	12,458

Period-Ended

7256617

MEHART10-12/24

NYLI Healthy Hearts ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Healthy Hearts ETF - NAV	01/14/2021	8.77%	22.42%	7.91%
NYLI Candriam Healthy Hearts IndexFootnote Reference2		9.04%	23.08%	8.38%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	9.50%
MSCI ACWI Index (Net)Footnote Reference4		10.87%	32.79%	8.01%
MSCI World Health Care Index (Net)Footnote Reference5		5.24%	19.94%	5.96%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam Healthy Hearts Index is the underlying index of the Fund. The NYLI Candriam Healthy Hearts Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that are making a positive contribution to global health-related goals, such as by providing solutions for monitoring and curing heart diseases or helping people adopt a healthy lifestyle that limits cardiovascular risks.
Footnote[3]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, as a replacement for the MSCI ACWI Index (Net).
Footnote[4]	The MSCI ACWI Index (Net) is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets.
Footnote[5]	The MSCI World Health Care Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the health-care sector.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$8,739,530
Total number of portfolio holdings	79
Portfolio turnover rate	13%

7256617

MEHART10-12/24

NYLI Healthy Hearts ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Alphabet, Inc., Class A	5.5%
Apple, Inc.	5.2%
Abbott Laboratories	5.2%
Pfizer, Inc.	5.1%
Johnson & Johnson	5.1%
UnitedHealth Group, Inc.	5.0%
Novartis AG	4.7%
Eli Lilly & Co.	4.5%
AstraZeneca PLC	4.3%
Novo Nordisk A/S, Class B	4.2%

*  Excluding short-term investments

Top Industries

Health Care	70.4%
Consumer Discretionary	14.3
Information Technology	5.7
Communication Services	5.5
Consumer Staples	2.1
Industrials	1.7
Short-Term Investments	0.6

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEHART10-12/24

NYLI Healthy Hearts ETF | 3

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF (QAI)
(formerly, IQ Hedge Multi-Strategy Tracker ETF)

NYLI Merger Arbitrage ETF (MNA)
(formerly, IQ Merger Arbitrage ETF)

NYLI 500 International ETF (IQIN)
(formerly, IQ 500 International ETF)

NYLI Candriam International Equity ETF (IQSI)
(formerly, IQ Candriam International Equity ETF)

NYLI Candriam U.S. Mid Cap Equity ETF (IQSM)
(formerly, IQ Candriam U.S. Mid Cap Equity ETF)

NYLI Candriam U.S. Large Cap Equity ETF (IQSU)
(formerly, IQ Candriam U.S. Large Cap Equity ETF)

NYLI CBRE NextGen Real Estate ETF (ROOF)
(formerly, IQ CBRE NextGen Real Estate ETF)

NYLI FTSE International Equity Currency Neutral ETF (HFXI)
(formerly, IQ FTSE International Equity Currency Neutral ETF)

NYLI U.S. Large Cap R&D Leaders ETF (LRND)
(formerly, IQ U.S. Large Cap R&D Leaders ETF)

NYLI Global Equity R&D Leaders ETF (WRND)
(formerly, IQ Global Equity R&D Leaders ETF)

NYLI Clean Oceans ETF (OCEN)
(formerly, IQ Clean Oceans ETF)

NYLI Cleaner Transport ETF (CLNR)
(formerly, IQ Cleaner Transport ETF)

NYLI Engender Equality ETF (EQUL)
(formerly, IQ Engender Equality ETF)

NYLI Healthy Hearts ETF (HART)
(formerly, IQ Healthy Hearts ETF)

New York Life Investments ETF Trust

Semiannual Report - Financial Statements and Other Information

Unaudited - October 31, 2024

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF

October 31, 2024 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 11.9%
Agriculture Fund — 2.6%
Invesco DB Agriculture Fund*	630,886	$16,087,593
Broad Funds — 1.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	720,475	9,827,279
iShares GSCI Commodity Dynamic Roll Strategy ETF	80,663	2,119,824
Total Broad Funds		11,947,103
Silver Funds — 0.3%
abrdn Physical Silver Shares ETF*(a)	5,914	184,635
iShares Silver Trust*	62,285	1,856,716
Total Silver Funds		2,041,351
U.S. Dollar Fund — 7.1%
Invesco DB U.S. Dollar Index Bullish Fund*†(a)	1,525,317	44,539,256
Total Exchange Traded Vehicles (Cost $72,862,789)		74,615,303
Investment Companies — 87.8%
Bank Loan Funds — 4.4%
Invesco Senior Loan ETF(a)	697,914	14,649,215
SPDR Blackstone Senior Loan ETF	310,933	13,009,437
Total Bank Loan Funds		27,658,652
BRIC Equity Fund — 1.7%
iShares MSCI India ETF*	192,910	10,575,326
Convertible Bond Funds — 10.6%
iShares Convertible Bond ETF(a)	286,157	24,025,742
SPDR Bloomberg Convertible Securities ETF	549,305	42,175,638
Total Convertible Bond Funds		66,201,380
Derivative Income Funds — 0.6%
JPMorgan Equity Premium Income ETF	59,851	3,512,655
Emerging Equity Funds — 4.6%
iShares Core MSCI Emerging Markets ETF	258,435	14,374,155
Vanguard FTSE Emerging Markets ETF	305,972	14,249,116
Total Emerging Equity Funds		28,623,271
Emerging Markets Fund — 0.0%(b)
Invesco India Exchange-Traded Fund Trust*(a)	8,554	246,097
Floating Rate - Investment Grade Funds — 22.6%
iShares Floating Rate Bond ETF(c)	2,106,948	107,517,556
SPDR Bloomberg Investment Grade Floating Rate ETF	1,103,571	34,034,130
Total Floating Rate - Investment Grade Funds		141,551,686
International Equity Core Funds — 6.4%
iShares Core MSCI EAFE ETF	255,057	18,818,105
Vanguard FTSE Developed Markets ETF(a)	428,868	21,486,287
Total International Equity Core Funds		40,304,392
Japan Equity Funds — 0.2%
Franklin FTSE Japan ETF	7,247	209,149
JPMorgan BetaBuilders Japan ETF	21,161	1,191,999
Total Japan Equity Funds		1,401,148

	Shares	Value
Investment Companies (continued)
Managed Futures Funds — 1.3%
iMGP DBi Managed Futures Strategy ETF	182,087	$4,903,603
KraneShares Mount Lucas Managed Futures Index Strategy ETF*	66,405	1,870,297
Simplify Managed Futures Strategy ETF(a)	57,092	1,527,211
Total Managed Futures Funds		8,301,111
Merger Arbitrage Funds — 4.9%
AltShares Merger Arbitrage ETF*†(a)	234,529	6,556,469
NYLI Merger Arbitrage ETF†(a)	732,262	24,040,162
Total Merger Arbitrage Funds		30,596,631
Municipal Bond Funds — 5.1%
iShares National Muni Bond ETF(a)	158,909	17,008,030
Vanguard Tax-Exempt Bond Index ETF(a)	298,270	15,017,894
		32,025,924
Preferred Funds — 3.2%
Global X U.S. Preferred ETF	135,405	2,770,386
iShares Preferred and Income Securities ETF(a)	519,003	17,044,059
Total Preferred Funds		19,814,445
Private Equity Replication Fund — 0.9%
Invesco Global Listed Private Equity ETF	85,632	5,761,201
Treasury Inflation Protected Securities Funds — 9.0%
iShares 0-5 Year TIPS Bond ETF	223,752	22,538,539
Vanguard Short-Term Inflation-Protected Securities ETF	697,554	34,026,684
Total Treasury Inflation Protected Securities Funds		56,565,223
U.S. Factor Fund — 0.3%
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	25,406	1,668,412
U.S. Large Cap Core Funds — 3.5%
Financial Select Sector SPDR Fund	151,594	7,046,089
iShares MSCI USA Quality Factor ETF	41,440	7,310,845
Materials Select Sector SPDR Fund	39,174	3,658,460
Vanguard Financials ETF	15,063	1,705,583
Vanguard Materials ETF(a)	9,897	2,036,803
Total U.S. Large Cap Core Funds		21,757,780
U.S. Mid Cap Core Funds — 1.0%
iShares Core S&P Mid-Cap ETF	56,527	3,499,021
Vanguard Mid-Cap ETF	10,249	2,692,515
Total U.S. Mid Cap Core Funds		6,191,536
U.S. Momentum Fund — 2.6%
iShares MSCI USA Momentum Factor ETF(a)	79,205	16,031,884
U.S. Short Term Treasury Bond Fund — 2.7%
Vanguard Short-Term Treasury ETF	289,982	16,958,147
U.S. Small Cap Core Funds — 2.2%
iShares Core S&P Small-Cap ETF	106,104	12,087,368
SPDR Portfolio S&P 600 Small Cap ETF	37,437	1,659,582
Total U.S. Small Cap Core Funds		13,746,950
Total Investment Companies (Cost $532,884,521)		549,493,851

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 11.8%
Money Market Fund — 11.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(d)(e)
(Cost $73,614,816)	73,614,816	$73,614,816

Total Investments — 111.5% (Cost $679,362,126)		697,723,970
Other Assets and Liabilities, Net — (11.5)%		(72,076,468)
Net Assets — 100.0%		$625,647,502

*Non-income producing securities.

†Affiliated fund.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $115,869,854; total market value of collateral held by the Fund was $118,825,433. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $45,210,617.

(b)Less than 0.05%.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,449,920.

(d)Reflects the 1-day yield at October 31, 2024.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

Total Return Swap contracts outstanding at October 31, 2024:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
AGF U.S. Market Neutral Anti-Beta Fund	Morgan Stanley	1-Day FEDEF - 8.68%	7/02/2025	Monthly	$(9,339,448)	$—
AGF U.S. Market Neutral Anti-Beta Fund	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(9,339,448)	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	478,012	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	478,012	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	463,171	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	463,171	—
Franklin FTSE Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	19,273	—
Franklin FTSE Japan ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	19,273	—
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	205,979	—
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	205,979	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	521,919	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	521,919	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 0.75%	7/02/2025	Monthly	1,031,554	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,031,554	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.77%	7/02/2025	Monthly	2,628,109	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,628,109	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	34,531	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	34,531	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	389,680	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	389,680	—
Invesco India Exchange-Traded Fund Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	23,313	—
Invesco India Exchange-Traded Fund Trust	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	23,313	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	947,901	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	947,901	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,406,645	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,406,645	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(3,547,158)	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(3,547,158)	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,506,743	—

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	$1,506,743	$—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,471,695	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,471,695	—
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,159,642	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	6/05/2026	Monthly	1,159,642	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,100,971	—
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,100,971	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	764,685	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	764,685	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	458,794	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	458,794	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	7,339,697	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	7,339,697	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	129,080	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	129,080	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 23.13%	7/02/2025	Monthly	(3,346,712)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(3,346,712)	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	874,297	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	874,297	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	811,164	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	811,164	—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	167,476	—
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	167,476	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,670,125	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,670,125	—
iShares Preferred and Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,277,812	—
iShares Preferred and Income Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	1,277,812	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	72,439	—
iShares Silver Trust	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	72,439	—

Total Return Swap contracts outstanding at October 31, 2024: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

Total Return Swap contracts outstanding at October 31, 2024: (continued)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$118,262	$—
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	118,262	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,254,007	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,254,007	—
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	(1,457,745)	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,457,745)	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	148,321	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	148,321	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	358,686	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	358,686	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,857,210	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,857,210	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	95,755	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	95,755	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,173,719	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,173,719	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(5,788,002)	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(5,788,002)	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,958,368	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,958,368	—
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 8.48%	7/02/2025	Monthly	(5,650,948)	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(5,650,948)	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF	7/02/2025	Monthly	2,308,629	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,308,629	—
SPDR Portfolio S&P 600 Small Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	60,273	—
SPDR Portfolio S&P 600 Small Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	60,273	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 0.58%	7/02/2025	Monthly	(1,428,621)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,428,621)	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	113,188	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	113,188	—

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$1,236,457	$—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,236,457	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,103,083	—
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,103,083	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.5%	7/02/2025	Monthly	186,886	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	186,886	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	588,484	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	588,484	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,129,394	—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	2,129,394	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,155,188	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	2,155,188	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,445,659	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,445,659	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $500,000 at October 31, 2024.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,449,920 and with Merrill Lynch amounted to $– at October 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g)Reflects the value at reset date of October 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

Total Return Swap contracts outstanding at October 31, 2024: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Exchange Traded Vehicles	$74,615,303	$—	$—	$74,615,303
Investment Companies	549,493,851	—	—	549,493,851
Short-Term Investment:
Money Market Fund	73,614,816	—	—	73,614,816
Total Investments in Securities	697,723,970	—	—	697,723,970
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$697,723,970	$—	$—	$697,723,970
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(h)For a complete listing of investments and their industries, see the Schedule of Investments.

(i)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2024 is as follows:

Affiliated Holdings

	Shares at 04/30/2024	Value ($) at 04/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2024	Value ($) at 10/31/2024
AltShares Merger Arbitrage ETF	200,262	5,343,431	2,250,534	(1,325,570)	86,338	201,736	—	—	234,529	6,556,469
Invesco DB U.S. Dollar Index Bullish Fund	1,082,196	31,362,040	20,284,041	(7,515,562)	208,523	200,214	—	—	1,525,317	44,539,256
NYLI Merger Arbitrage ETF	716,790	22,163,147	6,179,952	(5,712,908)	153,325	1,256,646	—	—	732,262	24,040,162
	1,999,248	58,868,618	28,714,527	(14,554,040)	448,186	1,658,596	—	—	2,492,108	75,135,887

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 88.9%
Communication Services — 4.1%
Frontier Communications Parent, Inc.*	230,803	$8,246,591
PropertyGuru Group Ltd.*(a)	117,064	776,134
Total Communication Services		9,022,725
Consumer Discretionary — 6.4%
Bally’s Corp.*(a)	348,768	6,086,002
Everi Holdings, Inc.*	261,597	3,487,088
PlayAGS, Inc.*	158,318	1,841,238
Vizio Holding Corp., Class A*	260,185	2,895,859
Total Consumer Discretionary		14,310,187
Consumer Staples — 2.4%
Kellanova	66,926	5,397,582
Energy — 3.4%
Marathon Oil Corp.	269,970	7,478,169
Financials — 17.6%
Canadian Western Bank	136,411	5,602,446
CrossFirst Bankshares, Inc.*	51,140	802,898
Discover Financial Services(b)	108,964	16,173,527
First Bancshares, Inc. (The)	71,489	2,392,737
Heartland Financial USA, Inc.	41,341	2,459,789
Independent Bank Group, Inc.	69,720	4,068,859
Nuvei Corp.	188,485	6,342,520
Premier Financial Corp.	50,712	1,250,558
Total Financials		39,093,334
Health Care — 10.6%
Axonics, Inc.*	74,572	5,242,412
Catalent, Inc.*	209,502	12,276,817
R1 RCM, Inc.*	309,874	4,418,803
Revance Therapeutics, Inc.*	166,081	979,878
Surmodics, Inc.*	15,205	570,492
Total Health Care		23,488,402
Industrials — 5.6%
Heroux-Devtek, Inc.*	64,105	1,478,515
Spirit AeroSystems Holdings, Inc., Class A*	142,286	4,605,797
Stericycle, Inc.*	101,806	6,258,015
Total Industrials		12,342,327
Information Technology — 21.1%
Alps Alpine Co., Ltd.	122,658	1,224,768
Envestnet, Inc.*	90,352	5,672,298
HashiCorp, Inc., Class A*	281,927	9,546,048
Infinera Corp.*(a)	571,147	3,838,108
Instructure Holdings, Inc.*	245,555	5,780,365
Juniper Networks, Inc.	287,081	11,167,451
Smartsheet, Inc., Class A*	126,061	7,112,362
Spirent Communications PLC*	1,090,667	2,355,713
Total Information Technology		46,697,113
Materials — 9.5%
Centamin PLC	2,214,074	4,520,261
DS Smith PLC	1,301,534	9,127,906
Filo Corp.*	200,792	4,620,975
Gatos Silver, Inc.*	57,856	1,073,229
Haynes International, Inc.	27,712	1,672,696
Total Materials		21,015,067

	Shares	Value
Common Stocks (continued)
Utilities — 8.2%
ALLETE, Inc.	91,379	$5,840,032
Atlantica Sustainable Infrastructure PLC	209,240	4,615,835
Neoen SA	119,680	5,125,746
Terna Energy SA	122,787	2,639,405
Total Utilities		18,221,018
Total Common Stocks
(Cost $186,358,633)		197,065,924
Exchange Traded Vehicle — 3.3%
Fixed Income Fund — 3.3%
iShares Short Treasury Bond ETF
(Cost $7,214,488)	65,390	7,229,846
Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(c)	435,560	169,868
Epizyme, Inc.*(c)	1,957,185	39,144
Radius Health, Inc.*(c)	177,390	14,191
Supernus Pharmaceuticals, Inc., expires 12/31/24*(c)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(c)	333,265	19,996
Total Rights
(Cost $0)		263,195
Short-Term Investments — 9.7%
Money Market Funds — 9.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(d)(e)	7,671,209	7,671,209
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(d)	13,894,178	13,894,178
Total Short-Term Investments
(Cost $21,565,387)		21,565,387
Total Investments — 102.0% (Cost $215,138,508)		226,124,352
Other Assets and Liabilities, Net — (2.0)%		(4,331,533)
Net Assets — 100.0%		$221,792,819

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $12,328,870; total market value of collateral held by the Fund was $12,779,168. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,107,959.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,640,340.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at October 31, 2024.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

October 31, 2024 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
Anglogold Ashanti PLC	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	$4,295,906	$—
Boeing Co. (The)	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	3,821,888	—
Capital One Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	18,069,364	—
ConocoPhillips	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	7,537,009	—
First Busey Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	848,127	—
First Majestic Silver Corp.	Morgan Stanley	1-Day FEDEF - 1.53%	2/05/2025	Monthly	1,112,513	—
International Paper Co.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	9,284,177	—
Lundin Mining Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	7/06/2026	Monthly	1,463,149	(1)
National Bank of Canada	Morgan Stanley	1-Day FEDEF - 0.35%	7/06/2026	Monthly	5,851,125	(51,333)
Nokia OYJ	Morgan Stanley	1-Day FEDEF - 0.50%	6/09/2026	Monthly	1,473,844	(7)
Renasant Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	2,437,398	—
SouthState Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	4,082,508	—
UMB Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	2,493,834	—
WesBanco, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	1,303,697	—
						$(51,341)

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,640,340 at October 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of October 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

Total Return Swap contracts outstanding at October 31, 2024:

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$197,065,924	$—	$—	$197,065,924
Exchange Traded Vehicle	7,229,846	—	—	7,229,846
Rights	—	—	263,195(i)	263,195
Short-Term Investments:
Money Market Funds	21,565,387	—	—	21,565,387
Total Investments in Securities	225,861,157	—	263,195	226,124,352
Other Financial Instruments:(j)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$225,861,157	$—	$263,195	$226,124,352
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$(51,341)	$—	$(51,341)

(h)For a complete listing of investments and their industries, see the Schedule of Investments.

(i)The Level 3 securities, valued in total at $263,195, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 98.9%
Australia — 5.1%
Ampol Ltd.	4,926	$90,020
ANZ Group Holdings Ltd.	6,309	128,724
Aristocrat Leisure Ltd.	2,651	106,823
BHP Group Ltd.	22,069	616,369
BlueScope Steel Ltd.	5,380	71,570
Brambles Ltd.	7,257	87,271
Coles Group Ltd.	15,194	175,057
Commonwealth Bank of Australia	1,423	133,052
Fortescue Ltd.	10,039	126,053
Glencore PLC*	222,176	1,160,553
Macquarie Group Ltd.	610	92,500
Metcash Ltd.	36,065	72,285
National Australia Bank Ltd.	5,143	130,704
Origin Energy Ltd.	13,592	85,733
Qantas Airways Ltd.*	34,019	180,042
QBE Insurance Group Ltd.	6,793	76,574
Ramsay Health Care Ltd.	4,303	113,218
Rio Tinto PLC	9,688	624,759
Sonic Healthcare Ltd.	5,815	102,572
Telstra Group Ltd.	51,349	128,480
Viva Energy Group Ltd.	40,792	70,270
Wesfarmers Ltd.	4,263	187,863
Westpac Banking Corp.	6,281	132,143
Woodside Energy Group Ltd.	4,567	71,135
Woolworths Group Ltd.	11,546	226,576
Worley Ltd.	8,322	76,313
Total Australia		5,066,659
Austria — 0.6%
Erste Group Bank AG	2,024	113,691
Mondi PLC	4,607	74,333
OMV AG	4,769	197,261
Verbund AG	1,263	103,112
voestalpine AG	5,217	107,896
Total Austria		596,293
Belgium — 0.9%
Anheuser-Busch InBev SA	8,785	524,366
KBC Group NV	1,309	94,760
Solvay SA	4,036	162,385
Umicore SA	7,067	84,165
Total Belgium		865,676
Canada — 7.8%
Air Canada*	9,612	130,118
Alimentation Couche-Tard, Inc.	7,791	405,828
AltaGas Ltd.	3,595	85,803
AtkinsRealis Group, Inc.	1,867	89,737
Bank of Montreal	1,643	149,549
Bank of Nova Scotia (The)	3,072	157,991
Barrick Gold Corp.	6,338	122,354
BCE, Inc.	5,150	165,848
Bombardier, Inc., Class B*	1,908	140,190
Brookfield Corp.	6,620	350,626
Canadian Imperial Bank of Commerce	2,606	162,853
Canadian National Railway Co.	992	106,996
Canadian Natural Resources Ltd.	3,708	125,954
Canadian Pacific Kansas City Ltd.	1,252	96,472
Canadian Tire Corp., Ltd., Class A	915	97,260

	Shares	Value
Common Stocks (continued)
Canada (continued)
CCL Industries, Inc., Class B	1,422	$82,854
Celestica, Inc.*	1,785	122,009
Cenovus Energy, Inc.	10,029	161,089
CGI, Inc.*	1,197	132,448
Empire Co., Ltd., Class A	5,463	157,429
Enbridge, Inc.	9,915	400,029
Finning International, Inc.	2,735	79,738
Fortis, Inc.	1,991	86,028
George Weston Ltd.	2,257	357,587
Gibson Energy, Inc.	4,661	77,240
Great-West Lifeco, Inc.	3,088	103,498
Imperial Oil Ltd.	2,635	196,403
Intact Financial Corp.	470	89,654
Loblaw Cos. Ltd.	2,665	336,559
Magna International, Inc.	4,316	170,200
Manulife Financial Corp.	3,763	109,790
Metro, Inc.	2,062	122,319
National Bank of Canada	869	82,789
Nutrien Ltd.	4,790	228,135
Open Text Corp.	2,095	62,762
Parkland Corp.	5,762	133,928
Pembina Pipeline Corp.	2,459	102,756
Power Corp. of Canada	3,814	120,416
Restaurant Brands International, Inc.	1,348	93,648
Rogers Communications, Inc., Class B	3,426	124,289
Royal Bank of Canada	2,466	297,894
Saputo, Inc.	4,927	93,878
Shopify, Inc., Class A*	1,194	93,296
South Bow Corp.*	670	16,722
Sun Life Financial, Inc.	1,822	100,906
Suncor Energy, Inc.	5,239	197,541
TC Energy Corp.	3,142	145,971
Teck Resources Ltd., Class B	1,689	78,492
TELUS Corp.	8,259	130,407
TFI International, Inc.	494	66,033
Thomson Reuters Corp.	611	99,898
Toronto-Dominion Bank (The)	3,754	207,285
WSP Global, Inc.	695	124,082
Total Canada		7,773,581
Denmark — 1.0%
Carlsberg A/S, Class B	605	66,489
Danske Bank A/S	2,900	85,354
DSV A/S	1,226	265,992
ISS A/S	7,057	135,286
Novo Nordisk A/S, Class B	2,685	298,244
Orsted A/S*	1,443	84,165
Vestas Wind Systems A/S*	3,669	68,948
Total Denmark		1,004,478
Finland — 0.9%
Kesko OYJ, Class B	5,013	107,024
Kone OYJ, Class B	1,862	101,599
Neste OYJ	4,675	74,507
Nokia OYJ	55,166	259,028
Nordea Bank Abp	9,016	105,074
Outokumpu OYJ	17,498	62,537
Stora Enso OYJ, Class R	6,627	73,528
UPM-Kymmene OYJ	3,080	90,048
Total Finland		873,345

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France — 11.3%
Accor SA	1,826	$82,586
Air France-KLM*	22,713	222,615
Air Liquide SA	1,403	250,804
Airbus SE	2,831	430,777
Alstom SA*	8,348	181,803
Arkema SA	876	76,415
AXA SA	7,375	276,389
BNP Paribas SA	5,622	382,995
Bollore SE	25,014	155,742
Bouygues SA	12,354	394,717
Bureau Veritas SA	2,931	92,406
Capgemini SE	1,128	194,958
Carrefour SA	27,744	437,797
Cie de Saint-Gobain SA	4,321	389,266
Cie Generale des Etablissements Michelin SCA	4,077	137,433
Credit Agricole SA	18,685	285,719
Danone SA	3,410	243,225
Dassault Systemes SE	2,026	69,197
Eiffage SA	2,212	205,228
Engie SA	34,179	571,994
EssilorLuxottica SA	997	233,147
Forvia SE	10,565	99,513
Kering SA	442	109,815
Legrand SA	914	102,800
L’Oreal SA	759	283,664
LVMH Moet Hennessy Louis Vuitton SE	1,249	826,872
Orange SA	30,272	331,769
Pernod Ricard SA	690	85,584
Publicis Groupe SA	1,607	170,486
Renault SA	5,283	240,316
Rexel SA	6,335	173,177
Rubis SCA	2,198	53,643
Safran SA	939	211,836
Societe Generale SA	7,589	217,385
Sodexo SA	3,205	277,664
SPIE SA	2,800	100,861
Technip Energies NV	3,267	81,009
Teleperformance SE	1,198	126,029
Thales SA	976	156,978
TotalEnergies SE	13,708	854,229
Valeo SE	10,612	102,490
Veolia Environnement SA	9,619	304,618
Vinci SA	7,852	875,466
Vivendi SE	12,368	131,507
Total France		11,232,924
Germany — 11.1%
adidas AG	599	142,676
Allianz SE	1,183	371,682
Aurubis AG	1,945	152,351
BASF SE	10,537	510,715
Bayer AG	13,985	376,457
Bayerische Motoren Werke AG	8,781	689,431
Bechtle AG	1,728	58,831
Beiersdorf AG	586	78,887
Brenntag SE	1,729	112,325
Commerzbank AG	6,205	110,006
Continental AG	2,716	168,838

	Shares	Value
Common Stocks (continued)
Germany (continued)
Covestro AG*	2,154	$136,100
Daimler Truck Holding AG	5,820	240,165
Deutsche Bank AG	10,659	180,799
Deutsche Lufthansa AG	37,108	256,301
Deutsche Post AG	22,097	885,933
Deutsche Telekom AG	41,274	1,246,586
E.ON SE	41,789	563,245
Evonik Industries AG	6,495	142,647
Fresenius Medical Care AG	6,979	272,080
Fresenius SE & Co. KGaA*	9,741	354,483
Hannover Rueck SE	272	71,314
Heidelberg Materials AG	1,688	185,456
Infineon Technologies AG	4,588	144,572
KION Group AG	1,627	62,953
Mercedes-Benz Group AG	9,837	594,848
Merck KGaA	1,157	190,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	354	180,707
Puma SE	1,714	77,744
Rheinmetall AG	173	88,875
RWE AG	5,889	190,331
SAP SE	2,199	512,800
Siemens AG	2,692	521,385
Siemens Energy AG*	10,400	423,741
Siemens Healthineers AG	4,954	257,997
Talanx AG	1,834	141,267
thyssenkrupp AG	51,055	177,535
United Internet AG	4,079	83,076
Zalando SE*	2,749	82,430
Total Germany		11,038,495

Hong Kong — 0.8%
AIA Group Ltd.	14,032	110,911
Cathay Pacific Airways Ltd.	97,972	102,075
CLP Holdings Ltd.	11,183	95,009
Nine Dragons Paper Holdings Ltd.*	183,822	79,918
Orient Overseas International Ltd.	7,706	104,770
Techtronic Industries Co., Ltd.	6,098	88,006
WH Group Ltd.	264,152	205,902
Total Hong Kong		786,591

Ireland — 0.1%
Kerry Group PLC, Class A	833	82,747

Israel — 0.2%
ICL Group Ltd.	14,883	61,467
Teva Pharmaceutical Industries Ltd.*	9,357	171,587
Total Israel		233,054

Italy — 3.0%
A2A SpA	67,587	154,089
Coca-Cola HBC AG*	2,774	96,649
Enel SpA	118,997	900,445
Eni SpA	30,421	462,767
Generali	7,344	203,710
Hera SpA	32,038	122,432
Intesa Sanpaolo SpA	42,161	180,204
Iveco Group NV	6,270	65,157
Leonardo SpA	5,282	125,984

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Poste Italiane SpA	6,527	$91,693
Prysmian SpA	1,953	137,436
Saipem SpA*	51,674	122,522
Telecom Italia SpA*	580,290	146,599
UniCredit SpA	2,569	113,457
Total Italy		2,923,144
Japan — 26.8%
Aeon Co., Ltd.	15,130	371,483
AGC, Inc.	2,299	70,966
Aisin Corp.	14,445	151,965
Ajinomoto Co., Inc.	2,147	83,216
Alfresa Holdings Corp.	10,234	148,580
ANA Holdings, Inc.	5,918	116,942
Asahi Group Holdings Ltd.	10,803	130,459
Asahi Kasei Corp.	20,229	140,703
Astellas Pharma, Inc.	9,239	108,903
Bridgestone Corp.	3,500	126,076
Canon, Inc.	8,020	263,463
Central Japan Railway Co.	4,735	99,098
Chubu Electric Power Co., Inc.	13,787	158,846
Chugai Pharmaceutical Co., Ltd.	2,236	107,745
Chugoku Electric Power Co., Inc. (The)	11,968	87,408
Cosmo Energy Holdings Co., Ltd.	2,131	106,267
CyberAgent, Inc.	10,171	67,206
Dai Nippon Printing Co., Ltd.	7,739	135,652
Dai-ichi Life Holdings, Inc.	6,445	163,489
Daiichi Sankyo Co., Ltd.	2,993	97,871
Daikin Industries Ltd.	1,310	160,391
Denso Corp.	14,875	216,497
Dentsu Group, Inc.	4,289	133,295
East Japan Railway Co.	8,404	169,377
Electric Power Development Co., Ltd.	4,970	83,282
ENEOS Holdings, Inc.	86,060	438,648
Fast Retailing Co., Ltd.	414	134,589
FUJIFILM Holdings Corp.	7,360	177,761
Fujitsu Ltd.	15,446	300,453
Hakuhodo DY Holdings, Inc.	10,060	80,341
Hankyu Hanshin Holdings, Inc.	2,791	76,186
Hitachi Ltd.	20,935	539,300
Honda Motor Co., Ltd.	46,033	470,680
Idemitsu Kosan Co., Ltd.	43,999	302,425
Inpex Corp.	6,418	84,836
Isuzu Motors Ltd.	9,133	119,705
ITOCHU Corp.	15,580	782,759
Japan Airlines Co., Ltd.	5,480	88,338
Japan Post Holdings Co., Ltd.	18,971	176,540
Japan Post Insurance Co., Ltd.	4,226	70,357
Japan Tobacco, Inc.	5,559	156,232
JFE Holdings, Inc.	16,512	200,540
JTEKT Corp.	9,294	63,821
Kajima Corp.	8,968	156,222
Kansai Electric Power Co., Inc. (The)	13,607	219,302
Kao Corp.	2,309	102,774
Kawasaki Heavy Industries Ltd.	3,078	120,210
Kawasaki Kisen Kaisha Ltd.	5,618	78,392
KDDI Corp.	13,053	409,435
Keyence Corp.	204	93,452

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kintetsu Group Holdings Co., Ltd.	3,747	$87,424
Kirin Holdings Co., Ltd.	7,837	115,658
Kobe Steel Ltd.	10,357	112,834
Komatsu Ltd.	5,782	152,251
Kubota Corp.	8,394	108,641
Kyocera Corp.	8,765	90,513
Kyushu Electric Power Co., Inc.	12,043	135,471
Lixil Corp.	6,084	71,734
LY Corp.	57,894	159,401
Macnica Holdings, Inc.	4,737	55,277
Marubeni Corp.	19,384	295,612
Mazda Motor Corp.	13,011	94,598
Medipal Holdings Corp.	12,017	191,349
Mitsubishi Chemical Group Corp.	40,643	221,672
Mitsubishi Corp.	36,664	682,493
Mitsubishi Electric Corp.	12,958	203,100
Mitsubishi Heavy Industries Ltd.	24,334	350,333
Mitsubishi Motors Corp.	30,476	92,033
Mitsubishi UFJ Financial Group, Inc.	18,765	200,616
Mitsui & Co., Ltd.	24,974	518,416
Mitsui Chemicals, Inc.	3,640	84,139
Mitsui OSK Lines Ltd.	3,497	119,907
Mizuho Financial Group, Inc.	7,618	160,637
MS&AD Insurance Group Holdings, Inc.	6,835	154,312
Murata Manufacturing Co., Ltd.	5,799	103,055
NEC Corp.	3,288	285,683
NIDEC CORP	5,178	104,563
Nintendo Co., Ltd.	1,424	76,143
NIPPON EXPRESS HOLDINGS INC	2,731	135,057
Nippon Paint Holdings Co., Ltd.	13,175	101,542
Nippon Sanso Holdings Corp.	2,761	97,480
Nippon Steel Corp.	19,299	388,831
Nippon Telegraph & Telephone Corp.	761,489	738,368
Nippon Yusen K.K.	6,037	203,631
Nissan Motor Co., Ltd.	86,654	233,922
Nomura Holdings, Inc.	13,795	72,378
Nomura Research Institute Ltd.	2,722	82,058
NTT Data Group Corp.	19,158	307,383
Obayashi Corp.	7,035	87,311
Oji Holdings Corp.	23,882	89,116
ORIX Corp.	3,461	74,298
Osaka Gas Co., Ltd.	4,910	105,791
Otsuka Corp.	4,271	96,341
Otsuka Holdings Co., Ltd.	2,861	174,149
Panasonic Holdings Corp.	28,379	230,646
Persol Holdings Co., Ltd.	80,579	136,480
Rakuten Group, Inc.*	17,178	104,055
Recruit Holdings Co., Ltd.	5,627	352,156
Renesas Electronics Corp.	5,735	79,441
Resonac Holdings Corp.	3,425	83,711
Ricoh Co., Ltd.	14,411	158,230
Secom Co., Ltd.	3,018	108,198
Seiko Epson Corp.	5,054	93,183
Sekisui Chemical Co., Ltd.	5,703	81,244
Sekisui House Ltd.	3,413	83,261
Seven & I Holdings Co., Ltd.	33,091	477,710
SG Holdings Co., Ltd.	7,712	77,462
Sharp Corp.*	16,137	99,338

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Shimizu Corp.	21,081	$140,748
Shin-Etsu Chemical Co., Ltd.	3,505	132,423
SoftBank Corp.	275,159	348,273
SoftBank Group Corp.	6,600	411,533
Sojitz Corp.	4,956	102,715
Sompo Holdings, Inc.	4,784	104,395
Sony Group Corp.	47,224	844,343
Subaru Corp.	6,556	119,715
Sumitomo Chemical Co., Ltd.	57,722	155,403
Sumitomo Corp.	14,686	312,858
Sumitomo Electric Industries Ltd.	10,925	170,877
Sumitomo Forestry Co., Ltd.	2,439	95,270
Sumitomo Metal Mining Co., Ltd.	3,075	86,623
Sumitomo Mitsui Financial Group, Inc.	8,604	184,874
Suntory Beverage & Food Ltd.	2,701	91,585
Suzuken Co., Ltd.	4,293	141,085
Suzuki Motor Corp.	14,963	151,521
Taisei Corp.	3,275	138,934
Takeda Pharmaceutical Co., Ltd.	8,500	237,939
TDK Corp.	12,350	149,384
Tohoku Electric Power Co., Inc.	16,741	165,349
Tokio Marine Holdings, Inc.	4,294	156,960
Tokyo Electric Power Co. Holdings, Inc.*	48,547	198,491
Tokyo Electron Ltd.	377	57,914
Tokyo Gas Co., Ltd.	5,916	146,380
Tokyu Corp.	6,537	80,980
TOPPAN Holdings, Inc.	5,094	150,956
Toray Industries, Inc.	26,017	142,822
Toyota Boshoku Corp.	5,205	70,152
Toyota Industries Corp.	1,443	102,168
Toyota Motor Corp.	67,515	1,188,964
Toyota Tsusho Corp.	21,693	376,396
West Japan Railway Co.	5,153	91,744
Yamada Holdings Co., Ltd.	27,664	79,582
Yamaha Motor Co., Ltd.	10,293	91,493
Yamato Holdings Co., Ltd.	8,190	87,129
Zensho Holdings Co., Ltd.	2,253	113,741
Total Japan		26,544,833
Luxembourg — 0.6%
ArcelorMittal SA	20,405	502,421
Eurofins Scientific SE	1,512	74,163
Total Luxembourg		576,584
Netherlands — 2.3%
Aegon Ltd.	14,406	90,805
Akzo Nobel NV	1,305	82,853
ASML Holding NV	336	226,600
Heineken Holding NV	3,088	213,720
Heineken NV	2,562	209,998
ING Groep NV	5,620	95,632
JDE Peet’s NV	3,656	82,161
Koninklijke Ahold Delhaize NV	16,819	553,445
Koninklijke Philips NV*	7,591	198,776
NN Group NV	1,720	84,384
Randstad NV	4,827	221,931
Universal Music Group NV	5,022	125,835
Wolters Kluwer NV	516	86,662
Total Netherlands		2,272,802

	Shares	Value
Common Stocks (continued)
Norway — 1.1%
Aker BP ASA	3,619	$76,971
DNB Bank ASA	3,796	78,189
Equinor ASA	29,341	702,376
Norsk Hydro ASA	26,173	160,639
Telenor ASA	7,441	91,137
Total Norway		1,109,312
Portugal — 0.4%
EDP SA	31,646	124,095
Galp Energia SGPS SA	7,087	120,565
Jeronimo Martins SGPS SA	10,135	196,624
Total Portugal		441,284
Singapore — 0.9%
DBS Group Holdings Ltd.	3,990	116,602
Jardine Cycle & Carriage Ltd.	6,668	140,124
Oversea-Chinese Banking Corp., Ltd.	7,591	87,163
Singapore Airlines Ltd.	25,692	125,459
Singapore Technologies Engineering Ltd.	26,649	91,456
Singapore Telecommunications Ltd.	51,153	121,029
STMicroelectronics NV	3,684	100,088
United Overseas Bank Ltd.	3,768	91,601
Total Singapore		873,522
Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	7,749	370,158
Amadeus IT Group SA	1,290	93,272
Banco Bilbao Vizcaya Argentaria SA	16,954	168,415
Banco Santander SA	79,260	386,529
CaixaBank SA	18,465	112,060
Endesa SA	10,600	227,913
Grifols SA*	8,318	92,516
Iberdrola SA	31,241	462,793
Industria de Diseno Textil SA	5,911	335,623
Mapfre SA	42,433	120,973
Naturgy Energy Group SA	7,726	191,743
Repsol SA	18,499	229,955
Telefonica SA	91,719	429,564
Total Spain		3,221,514
Sweden — 2.0%
Assa Abloy AB, B Shares	3,247	101,021
Atlas Copco AB, A Shares	6,705	109,911
Boliden AB	2,771	85,667
Electrolux AB, B Shares*	8,429	70,268
Essity AB, B Shares	4,650	130,721
H & M Hennes & Mauritz AB, B Shares	8,447	124,928
Sandvik AB	3,882	75,826
Securitas AB, B Shares	15,023	175,502
Skandinaviska Enskilda Banken AB, A Shares	5,611	78,894
Skanska AB, B Shares	4,763	96,239
SSAB AB, B Shares	10,623	49,759
Svenska Handelsbanken AB, A Shares	7,443	77,073
Telefonaktiebolaget LM Ericsson, B Shares	36,568	304,094
Telia Co. AB	32,790	94,876
Volvo AB, B Shares	12,970	335,400
Volvo Car AB, B Shares*	45,172	96,782
Total Sweden		2,006,961

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland — 2.3%
ABB Ltd.	4,457	$246,895
Adecco Group AG	5,972	186,888
Avolta AG*	2,276	89,913
Cie Financiere Richemont SA, Class A	776	112,492
DSM-Firmenich AG	884	104,705
Kuehne + Nagel International AG	878	218,916
Lonza Group AG	148	91,159
Novartis AG	5,095	552,690
Schindler Holding AG, Participating Certificate	341	99,141
SGS SA	1,079	114,177
Sika AG	388	107,915
UBS Group AG	6,295	193,211
Zurich Insurance Group AG	297	175,445
Total Switzerland		2,293,547
United Kingdom — 9.8%
Associated British Foods PLC	5,315	151,765
AstraZeneca PLC	2,564	363,988
Aviva PLC	19,980	116,389
BAE Systems PLC	14,054	225,856
Balfour Beatty PLC	21,160	121,004
Barclays PLC	46,451	141,834
British American Tobacco PLC	9,550	330,889
BT Group PLC	160,290	284,900
Bunzl PLC	3,093	135,678
Centrica PLC	167,680	252,872
CK Hutchison Holdings Ltd.	53,285	280,325
Compass Group PLC	15,454	499,689
Computacenter PLC	3,183	89,619
DCC PLC	2,255	142,173
Diageo PLC	4,088	126,085
Drax Group PLC	12,705	101,761
DS Smith PLC	17,154	120,304
easyJet PLC	13,046	85,674
Entain PLC	9,251	88,607
Flutter Entertainment PLC*	718	167,449
HSBC Holdings PLC	50,552	462,547
Imperial Brands PLC	7,255	217,980
Inchcape PLC	10,816	99,564
InterContinental Hotels Group PLC	807	88,832
International Distribution Services PLC	45,896	198,968
ITV PLC	82,907	78,769
J Sainsbury PLC	67,124	229,724
JD Sports Fashion PLC	55,955	89,203
JET2 PLC	5,577	103,033
John Wood Group PLC*	47,488	77,232
Johnson Matthey PLC	5,711	109,254
Kingfisher PLC	35,668	134,130
Legal & General Group PLC	46,213	128,987
Lloyds Banking Group PLC	173,902	119,390
London Stock Exchange Group PLC	1,098	148,434
Marks & Spencer Group PLC	30,909	149,335
National Grid PLC	17,768	222,997
NatWest Group PLC	31,130	147,161
Pearson PLC	5,969	87,445
Phoenix Group Holdings PLC	14,659	92,573
Reckitt Benckiser Group PLC	2,401	144,587
RELX PLC	3,484	159,459

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Rentokil Initial PLC	15,492	$77,179
Rolls-Royce Holdings PLC*	31,385	216,034
Serco Group PLC	34,728	78,178
SSE PLC	5,214	118,046
St James’s Place PLC	14,033	146,677
Standard Chartered PLC	13,789	159,621
Subsea 7 SA	4,729	72,154
Tesco PLC	118,760	522,482
Unilever PLC	10,286	625,502
Vodafone Group PLC	422,337	391,051
WPP PLC	20,126	210,570
Total United Kingdom		9,733,959
United States — 6.6%
Alcon AG	1,076	99,026
BP PLC	129,479	626,986
CSL Ltd.	624	117,282
Experian PLC	2,262	109,840
Ferrovial SE	2,481	99,336
GSK PLC	16,027	286,925
Haleon PLC	29,505	141,262
Holcim AG*	2,910	286,322
Nestle SA	10,612	1,001,188
Roche Holding AG	2,953	914,894
Sanofi SA	4,405	464,407
Schneider Electric SE	1,239	319,062
Shell PLC	28,439	942,763
Smurfit WestRock PLC	2,377	122,697
Stellantis NV	52,453	717,285
Swiss Re AG	1,048	134,106
Tenaris SA	6,519	107,186
Waste Connections, Inc.	478	84,400
Total United States		6,574,967
Total Common Stocks
(Cost $99,557,352)		98,126,272
Investment Company — 0.1%
International Equity Core Funds — 0.1%
iShares Core MSCI EAFE ETF
(Cost $73,181)	961	70,903
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(a)
(Cost $142,583)	142,583	142,583
Total Investments — 99.1% (Cost $99,773,116)		98,339,758
Other Assets and Liabilities, Net — 0.9%		887,415
Net Assets — 100.0%		$99,227,173

*Non-income producing securities.

(a)Reflects the 1-day yield at October 31, 2024.

See notes to financial statements.

Schedule of Investments — NYLI 500 International ETF (continued)

October 31, 2024 (unaudited)

Total Return Swap contracts outstanding at October 31, 2024:

Total Return Benchmark	Counterparty	Floating Rate(b)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(c)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	4/24/2026	Monthly	$1,098,142	$—

At October 31, 2024 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(b) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(c) Reflects the value at reset date of October 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$98,126,272	$—	$—	$98,126,272
Investment Company	70,903	—	—	70,903
Short-Term Investment:
Money Market Fund	142,583	—	—	142,583
Total Investments in Securities	98,339,758	—	—	98,339,758
Other Financial Instruments:(e)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$98,339,758	$—	$—	$98,339,758
Liability Valuation Inputs
Other Financial Instruments:(e)
Swap Contracts	$—	$—	$—	$—

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

(e)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia — 7.5%
ANZ Group Holdings Ltd.	50,590	$1,032,199
APA Group	21,631	98,753
ASX Ltd.	3,225	137,346
BlueScope Steel Ltd.	7,475	99,440
Brambles Ltd.	23,381	281,175
CAR Group Ltd.	5,697	140,977
Charter Hall Group	7,852	77,712
Cochlear Ltd.	1,097	203,503
Coles Group Ltd.	21,852	251,766
Commonwealth Bank of Australia	28,407	2,656,086
Computershare Ltd.	8,883	153,488
Dexus	17,901	84,069
EBOS Group Ltd.	2,635	57,240
Goodman Group	30,971	743,278
GPT Group (The)	32,260	100,157
IGO Ltd.	11,526	39,635
Insurance Australia Group Ltd.	39,927	196,141
Lynas Rare Earths Ltd.*	15,602	77,667
Macquarie Group Ltd.	6,104	925,603
Medibank Pvt Ltd.	46,388	109,079
Mineral Resources Ltd.	2,840	73,292
Mirvac Group	66,328	92,972
National Australia Bank Ltd.	52,650	1,338,045
NEXTDC Ltd.*	10,115	108,788
Pilbara Minerals Ltd.*(a)	46,257	86,350
QBE Insurance Group Ltd.	25,123	283,200
Ramsay Health Care Ltd.	3,068	80,723
REA Group Ltd.	839	124,703
Reece Ltd.	4,974	74,314
Scentre Group	87,399	200,934
SEEK Ltd.	5,777	94,371
Sonic Healthcare Ltd.	7,758	136,844
Stockland	40,209	136,425
Suncorp Group Ltd.	21,273	249,694
Telstra Group Ltd.	194,430	486,483
Transurban Group	51,855	431,695
Vicinity Ltd.	64,715	92,406
Wesfarmers Ltd.	18,963	835,668
Westpac Banking Corp.	58,840	1,237,909
WiseTech Global Ltd.	2,888	223,743
Woodside Energy Group Ltd.	31,967	497,914
Woolworths Group Ltd.	20,365	399,638
Worley Ltd.	6,279	57,578
Total Australia		14,809,003
Austria — 0.3%
ANDRITZ AG	1,216	73,070
BAWAG Group AG*	1,274	98,201
CA Immobilien Anlagen AG	543	13,111
Erste Group Bank AG	5,301	297,764
EVN AG(a)	564	15,644
Telekom Austria AG	2,174	18,008
Verbund AG	560	45,719
voestalpine AG	1,938	40,081
Wienerberger AG	1,808	54,371
Total Austria		655,969

	Shares	Value
Common Stocks (continued)
Belgium — 0.7%
Ageas SA	2,567	$ 133,435
Azelis Group NV	2,003	39,642
Colruyt Group NV	674	31,391
D’ieteren Group	340	73,270
Elia Group SA(a)	479	45,424
KBC Group NV	4,215	305,128
Lotus Bakeries NV(a)	6	78,297
Sofina SA	254	61,934
Solvay SA	1,258	50,614
UCB SA	2,037	390,987
Umicore SA	3,509	41,791
Warehouses De Pauw CVA	2,933	69,479
Total Belgium		1,321,392
Chile — 0.1%
Antofagasta PLC	5,642	125,632
China — 0.9%
Alibaba Health Information Technology Ltd.*(a)	87,639	44,302
China Gas Holdings Ltd.	46,995	40,379
China Mengniu Dairy Co., Ltd.	50,138	112,215
CSPC Pharmaceutical Group Ltd.	140,685	104,052
ESR Group Ltd.	44,604	60,586
Fosun International Ltd.	33,276	18,876
Geely Automobile Holdings Ltd.	97,046	170,514
NXP Semiconductors NV	4,389	1,029,220
Wilmar International Ltd.	39,653	95,918
Total China		1,676,062
Denmark — 3.8%
AP Moller - Maersk A/S, Class A	35	53,137
AP Moller - Maersk A/S, Class B	38	59,738
Genmab A/S*	1,089	243,244
Novo Nordisk A/S, Class B	53,526	5,945,559
Novonesis (Novozymes) B, Class B	6,104	381,792
Orsted A/S*	3,180	185,478
Pandora A/S	1,369	206,049
Tryg A/S	5,554	130,564
Vestas Wind Systems A/S*	16,955	318,618
Total Denmark		7,524,179
Faroe Islands — 0.0%(b)
Bakkafrost P/F	832	49,820
Finland — 1.3%
Elisa OYJ	2,370	112,594
Huhtamaki OYJ	1,771	69,293
Kesko OYJ, Class B(a)	4,535	96,819
Kone OYJ, Class B	5,585	304,743
Metso Outotec OYJ(a)	11,721	110,783
Neste OYJ	7,221	115,083
Nokia OYJ	89,045	418,104
Nordea Bank Abp	53,727	627,907
Orion OYJ, Class B	1,799	87,205
Stora Enso OYJ, Class R	9,565	106,126
UPM-Kymmene OYJ(a)	8,910	260,497
Wartsila OYJ Abp	8,179	155,480
Total Finland		2,464,634

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France — 7.2%
Air Liquide SA	9,488	$ 1,696,099
AXA SA	29,973	1,123,284
BNP Paribas SA	16,839	1,147,146
Bouygues SA	3,265	104,319
Capgemini SE	2,664	460,432
Cie de Saint-Gobain SA	7,853	707,453
Cie Generale des Etablissements Michelin SCA	11,323	381,691
Credit Agricole SA	16,550	253,072
Dassault Systemes SE	11,432	390,454
EssilorLuxottica SA	4,823	1,127,850
Hermes International SCA	544	1,224,887
Kering SA	1,217	302,364
Legrand SA	4,307	484,421
L’Oreal SA	3,767	1,407,855
LVMH Moet Hennessy Louis Vuitton SE	4,428	2,931,457
Sartorius Stedim Biotech	476	94,723
Societe Generale SA	12,606	361,096
Total France		14,198,603
Germany — 8.1%
adidas AG	2,808	668,840
Bayerische Motoren Werke AG	5,115	401,599
Beiersdorf AG	1,624	218,623
Deutsche Boerse AG	3,105	720,368
Deutsche Post AG	16,304	653,675
Deutsche Telekom AG	54,428	1,643,872
E.ON SE	37,303	502,781
Evonik Industries AG	3,393	74,519
Fresenius Medical Care AG	3,366	131,226
Fresenius SE & Co. KGaA*	6,928	252,116
Hapag-Lloyd AG	96	16,863
Heidelberg Materials AG	2,174	238,852
Infineon Technologies AG	21,953	691,759
Knorr-Bremse AG	1,107	90,857
Mercedes-Benz Group AG	12,584	760,961
Merck KGaA	2,170	358,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,270	1,158,769
SAP SE	17,412	4,060,425
Siemens AG	12,470	2,415,182
Symrise AG	2,222	266,801
Talanx AG	1,020	78,567
Volkswagen AG	488	48,476
Vonovia SE	11,716	383,618
Total Germany		15,836,839
Guatemala — 0.0%(b)
Millicom International Cellular SA*	2,050	56,633
Hong Kong — 2.1%
AIA Group Ltd.	190,680	1,507,163
CK Infrastructure Holdings Ltd.	10,246	72,485
DFI Retail Group Holdings Ltd.	4,836	11,510
Futu Holdings Ltd.*	1,235	117,313
Hang Lung Properties Ltd.	30,401	25,574
Hang Seng Bank Ltd.	12,150	148,624
HKT Trust & HKT Ltd.	60,856	75,616
Hong Kong & China Gas Co., Ltd.	154,286	119,668
Hong Kong Exchanges & Clearing Ltd.	20,108	803,865
Link REIT	42,952	200,274

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
MTR Corp., Ltd.	26,397	$ 96,089
Power Assets Holdings Ltd.	22,988	153,019
Prudential PLC	46,273	383,476
Sino Biopharmaceutical Ltd.	165,266	75,040
Sino Land Co., Ltd.	58,693	58,735
Sun Hung Kai Properties Ltd.	24,549	265,718
Swire Pacific Ltd., Class A	6,628	55,714
Swire Pacific Ltd., Class B	12,190	16,432
Swire Properties Ltd.	18,401	37,491
Total Hong Kong		4,223,806
Ireland — 0.6%
AerCap Holdings NV	3,320	310,586
AIB Group PLC	26,810	142,446
Bank of Ireland Group PLC	17,444	160,254
Kerry Group PLC, Class A	2,597	257,977
Kingspan Group PLC	2,589	226,686
Total Ireland		1,097,949
Israel — 0.6%
Bank Hapoalim BM	22,541	235,358
Bank Leumi Le-Israel BM	24,687	251,364
Check Point Software Technologies Ltd.*	1,495	258,949
Global-e Online Ltd.*	1,630	62,657
Nice Ltd.*	1,060	187,042
Plus500 Ltd.	1,244	37,457
Wix.com Ltd.*	891	148,904
Total Israel		1,181,731
Italy — 2.1%
A2A SpA	26,208	59,750
Amplifon SpA	2,197	61,299
Banca Mediolanum SpA	3,526	43,562
Banco BPM SpA	23,207	156,106
Enel SpA	129,433	979,414
FinecoBank Banca Fineco SpA	10,288	164,019
Generali	17,289	479,567
Intesa Sanpaolo SpA	261,485	1,117,637
Mediobanca Banca di Credito Finanziario SpA	10,209	168,135
Moncler SpA	3,620	200,196
Nexi SpA*	8,193	51,607
Pirelli & C SpA	4,415	24,090
Poste Italiane SpA	7,682	107,919
Prysmian SpA	4,579	322,232
Recordati Industria Chimica e Farmaceutica SpA	1,638	92,649
Total Italy		4,028,182
Japan — 25.8%
Advantest Corp.	12,372	743,010
Aeon Co., Ltd.	13,200	324,096
Ajinomoto Co., Inc.	8,684	336,585
Alfresa Holdings Corp.	3,163	45,921
Amada Co., Ltd.	5,092	50,711
Asahi Kasei Corp.	22,899	159,275
Asics Corp.	11,375	202,670
Astellas Pharma, Inc.	30,113	354,951
Azbil Corp.	8,802	69,399
Bandai Namco Holdings, Inc.	9,774	206,741

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
BayCurrent, Inc.	2,169	$ 70,826
Bridgestone Corp.	9,242	332,912
Brother Industries Ltd.	4,236	83,733
Canon, Inc.	15,515	509,680
Capcom Co., Ltd.	5,628	113,133
Central Japan Railway Co.	15,688	328,333
Chiba Bank Ltd. (The)	12,335	91,505
Chugai Pharmaceutical Co., Ltd.	10,787	519,787
Coca-Cola Bottlers Japan Holdings, Inc.	2,444	31,415
Concordia Financial Group Ltd.	18,883	94,995
CyberAgent, Inc.	6,956	45,962
Dai Nippon Printing Co., Ltd.	7,196	126,134
Daifuku Co., Ltd.	5,771	111,044
Daiichi Sankyo Co., Ltd.	32,296	1,056,073
Daiwa House Industry Co., Ltd.	10,464	314,006
Daiwa House REIT Investment Corp.	33	50,283
Daiwa Securities Group, Inc.	24,106	160,944
Denso Corp.	30,002	436,661
Dentsu Group, Inc.	3,363	104,516
Disco Corp.	1,513	441,708
East Japan Railway Co.	18,438	371,605
Ebara Corp.	7,769	119,882
Eisai Co., Ltd.	4,765	161,977
ENEOS Holdings, Inc.	46,874	238,917
FANUC Corp.	15,856	428,552
Fast Retailing Co., Ltd.	2,931	952,852
FUJIFILM Holdings Corp.	15,443	372,984
Fujikura Ltd.	4,064	152,929
Fujitsu Ltd.	30,369	590,733
GLP J-Reit	70	61,625
Hakuhodo DY Holdings, Inc.	3,804	30,380
Hankyu Hanshin Holdings, Inc.	3,978	108,587
Hirose Electric Co., Ltd.	498	60,139
Hitachi Construction Machinery Co., Ltd.	1,805	39,756
Hitachi Ltd.	76,346	1,966,727
Honda Motor Co., Ltd.	81,786	836,249
Hoshizaki Corp.	1,827	60,786
Hoya Corp.	5,837	794,169
Hulic Co., Ltd.	8,543	79,695
Ibiden Co., Ltd.	2,101	68,537
Inpex Corp.	14,277	188,720
Isetan Mitsukoshi Holdings Ltd.	5,725	87,252
Isuzu Motors Ltd.	9,705	127,202
ITOCHU Corp.	20,937	1,051,901
J Front Retailing Co., Ltd.	4,328	46,753
Japan Exchange Group, Inc.	17,808	212,188
Japan Metropolitan Fund Invest	103	63,156
Japan Post Bank Co., Ltd.	6,510	58,636
JFE Holdings, Inc.	9,173	111,407
Kajima Corp.	7,450	129,779
Kansai Paint Co., Ltd.	3,065	50,304
Kao Corp.	7,622	339,256
Kawasaki Kisen Kaisha Ltd.	6,296	87,853
KDDI Corp.	25,179	789,793
Keio Corp.	1,908	42,838
Keisei Electric Railway Co., Ltd.	2,660	69,711
Keyence Corp.	3,109	1,424,231

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kikkoman Corp.	12,956	$ 154,162
Kintetsu Group Holdings Co., Ltd.	3,184	74,288
Koei Tecmo Holdings Co., Ltd.	1,805	19,007
Koito Manufacturing Co., Ltd.	3,545	46,382
Kose Corp.	579	31,914
Kubota Corp.	17,924	231,985
Kuraray Co., Ltd.	5,478	75,288
Kurita Water Industries Ltd.	1,889	71,753
Kyocera Corp.	22,439	231,719
Kyowa Kirin Co., Ltd.	4,197	69,516
Kyushu Railway Co.	2,370	62,438
Lasertec Corp.	1,321	203,581
Lixil Corp.	4,700	55,416
Marui Group Co., Ltd.	2,984	47,182
MatsukiyoCocokara & Co.	6,000	82,324
McDonald’s Holdings Co. Japan Ltd.(a)	1,423	60,348
Medipal Holdings Corp.	3,103	49,410
MEIJI Holdings Co., Ltd.	4,135	96,368
MINEBEA MITSUMI, Inc.	6,537	118,102
MISUMI Group, Inc.	4,792	79,434
Mitsubishi Chemical Group Corp.	24,018	130,997
Mitsubishi Estate Co., Ltd.	19,810	297,621
Mitsui Chemicals, Inc.	2,984	68,975
Mitsui Fudosan Co., Ltd.	45,958	400,068
Mitsui OSK Lines Ltd.	6,089	208,783
Mizuho Financial Group, Inc.	42,538	896,977
MonotaRO Co., Ltd.	4,170	63,443
MS&AD Insurance Group Holdings, Inc.	21,497	485,332
NEC Corp.	4,274	371,353
NGK Insulators Ltd.	4,859	60,767
Nichirei Corp.	2,135	59,680
Nikon Corp.	5,496	68,860
Nintendo Co., Ltd.	19,387	1,036,646
Nippon Building Fund, Inc.	154	131,935
NIPPON EXPRESS HOLDINGS INC	1,384	68,444
Nippon Paint Holdings Co., Ltd.	15,001	115,616
Nippon Prologis REIT, Inc.	33	53,077
Nippon Sanso Holdings Corp.	3,148	111,144
Nippon Telegraph & Telephone Corp.	903,474	876,042
Nippon Yusen K.K.	7,646	257,903
Nissan Chemical Corp.	2,190	74,819
Nisshin Seifun Group, Inc.	4,297	50,382
Nissin Foods Holdings Co., Ltd.	3,087	83,495
Niterra Co., Ltd.	3,230	93,088
Nitori Holdings Co., Ltd.	1,372	173,386
Nitto Denko Corp.	11,920	200,212
Nomura Holdings, Inc.	50,808	266,573
Nomura Real Estate Holdings, Inc.	1,804	45,075
Nomura Real Estate Master Fund, Inc.	61	57,666
Nomura Research Institute Ltd.	6,710	202,280
NSK Ltd.	6,777	31,206
NTT Data Group Corp.	10,475	168,068
Obayashi Corp.	11,650	144,588
Odakyu Electric Railway Co., Ltd.	5,342	56,269
Oji Holdings Corp.	15,644	58,375
Omron Corp.	3,159	126,505
Ono Pharmaceutical Co., Ltd.	6,764	84,925

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Open House Group Co., Ltd.	1,305	$ 48,516
Oriental Land Co., Ltd.	18,558	451,386
ORIX Corp.	19,060	409,166
Otsuka Holdings Co., Ltd.	7,455	453,785
Pan Pacific International Holdings Corp.	6,427	161,514
Panasonic Holdings Corp.	37,453	304,394
Persol Holdings Co., Ltd.	31,018	52,537
Rakuten Group, Inc.*	23,913	144,852
Recruit Holdings Co., Ltd.	25,581	1,600,943
Renesas Electronics Corp.	27,477	380,610
Resona Holdings, Inc.	36,977	247,606
Resonac Holdings Corp.	2,972	72,639
Ricoh Co., Ltd.	9,533	104,671
Rinnai Corp.	1,840	40,611
Rohm Co., Ltd.	5,621	63,341
Rohto Pharmaceutical Co., Ltd.	3,333	75,336
Ryohin Keikaku Co., Ltd.	4,324	71,307
Santen Pharmaceutical Co., Ltd.	5,700	68,441
SBI Holdings, Inc.	4,208	93,898
SCREEN Holdings Co., Ltd.	1,573	103,576
SCSK Corp.	2,478	46,640
Secom Co., Ltd.	7,020	251,674
Seibu Holdings, Inc.	3,751	84,242
Seiko Epson Corp.	4,651	85,753
Sekisui Chemical Co., Ltd.	6,356	90,547
Sekisui House Ltd.	10,063	245,489
SG Holdings Co., Ltd.	7,637	76,708
Sharp Corp.*	4,835	29,764
Shimadzu Corp.	4,604	137,584
Shimano, Inc.	1,323	197,723
Shimizu Corp.	9,153	61,110
Shin-Etsu Chemical Co., Ltd.	33,037	1,248,173
Shinko Electric Industries Co., Ltd.*	1,068	38,289
Shionogi & Co., Ltd.	14,831	213,130
Shiseido Co., Ltd.	6,600	145,583
SMC Corp.	963	418,517
Sohgo Security Services Co., Ltd.	5,982	41,785
Sojitz Corp.	3,758	77,886
Sompo Holdings, Inc.	15,374	335,488
Sony Group Corp.	102,806	1,838,123
Square Enix Holdings Co., Ltd.	1,498	58,730
Stanley Electric Co., Ltd.	2,604	45,020
Sugi Holdings Co., Ltd.	1,630	27,843
SUMCO Corp.	5,748	56,339
Sumitomo Chemical Co., Ltd.	24,118	64,932
Sumitomo Electric Industries Ltd.	12,274	191,976
Sumitomo Forestry Co., Ltd.	2,739	106,989
Sumitomo Heavy Industries Ltd.	2,009	45,449
Sumitomo Metal Mining Co., Ltd.	4,308	121,356
Sumitomo Mitsui Financial Group, Inc.	66,407	1,426,884
Sumitomo Mitsui Trust Group, Inc.	11,197	248,308
Sumitomo Realty & Development Co., Ltd.	7,166	216,403
Sumitomo Rubber Industries Ltd.	3,072	31,814
Suntory Beverage & Food Ltd.	2,111	71,579
Sysmex Corp.	8,015	150,145
T&D Holdings, Inc.	8,959	145,185
Taisei Corp.	2,855	121,116

	Shares	Value
Common Stocks (continued)
Japan (continued)
Taiyo Yuden Co., Ltd.	2,136	$ 38,401
TDK Corp.	31,974	386,753
Terumo Corp.	24,224	468,259
TIS, Inc.	3,970	99,716
Tobu Railway Co., Ltd.	3,509	57,049
Tokyo Century Corp.	2,869	29,467
Tokyo Electron Ltd.	7,629	1,171,959
Tokyu Corp.	9,278	114,936
Tokyu Fudosan Holdings Corp.	10,022	63,701
TOPPAN Holdings, Inc.	4,497	133,264
Tosoh Corp.	5,048	63,297
TOTO Ltd.	2,583	72,746
Toyota Motor Corp.	190,342	3,351,994
Trend Micro, Inc.	2,215	117,363
Tsuruha Holdings, Inc.	675	37,843
Unicharm Corp.	6,954	224,199
United Urban Investment Corp.	47	42,179
USS Co., Ltd.	6,676	56,230
West Japan Railway Co.	8,005	142,521
Yakult Honsha Co., Ltd.	4,477	97,520
Yamada Holdings Co., Ltd.	11,346	32,640
Yamaha Corp.	6,417	52,406
Yamaha Motor Co., Ltd.	15,445	137,289
Yamato Holdings Co., Ltd.	4,558	48,490
Yaskawa Electric Corp.	4,424	129,387
Yokogawa Electric Corp.	4,026	90,815
Yokohama Rubber Co., Ltd. (The)	2,298	47,687
Zensho Holdings Co., Ltd.	1,561	78,806
ZOZO, Inc.	2,046	66,769
Total Japan		50,633,353
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,670	63,676
Mexico — 0.0%(b)
Fresnillo PLC	2,938	27,933
Netherlands — 4.1%
Adyen NV*	509	777,168
Argenx SE*	1,003	588,059
ASM International NV	778	432,621
ASML Holding NV	6,698	4,517,156
Koninklijke Ahold Delhaize NV	16,047	528,042
Koninklijke KPN NV	55,788	217,614
Universal Music Group NV	12,956	324,635
Wolters Kluwer NV	4,045	679,356
Total Netherlands		8,064,651
New Zealand — 0.5%
a2 Milk Co., Ltd. (The)*	11,783	44,530
Auckland International Airport Ltd.	20,342	88,378
Contact Energy Ltd.	13,055	66,742
Fisher & Paykel Healthcare Corp., Ltd.	9,247	198,065
Infratil Ltd.	15,227	114,186
Mercury NZ Ltd.	11,364	44,705
Meridian Energy Ltd.	21,334	75,610
Spark New Zealand Ltd.	30,775	53,299
Xero Ltd.*	2,138	209,358
Total New Zealand		894,873

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Norway — 0.6%
Aker ASA, A Shares	349	$ 18,130
Aker BP ASA	5,187	110,320
AutoStore Holdings Ltd.*	12,857	11,656
DNB Bank ASA	13,796	284,165
Frontline PLC	2,406	46,221
Gjensidige Forsikring ASA	3,068	55,211
Leroy Seafood Group ASA	4,278	19,586
Nordic Semiconductor ASA*	2,795	27,543
Norsk Hydro ASA	22,016	135,125
Orkla ASA	13,413	123,667
Schibsted ASA, Class A	1,212	40,699
Schibsted ASA, B Shares	1,555	48,269
SpareBank 1 SOR-Norge ASA	3,127	41,219
Storebrand ASA	6,842	77,598
Telenor ASA	10,087	123,545
TOMRA Systems ASA	3,937	56,001
Var Energi ASA	9,671	30,292
Wallenius Wilhelmsen ASA	1,617	15,862
Total Norway		1,265,109
Poland — 0.5%
Allegro.eu SA*	10,532	92,282
Bank Polska Kasa Opieki SA	2,965	103,711
Budimex SA	226	28,248
CD Projekt SA	1,152	46,201
Dino Polska SA*(a)	805	66,618
InPost SA*	2,922	56,878
KGHM Polska Miedz SA	2,310	86,131
LPP SA	16	57,921
mBank SA*	232	32,518
ORLEN SA	9,802	127,385
Powszechna Kasa Oszczednosci Bank Polski SA	14,469	201,430
Powszechny Zaklad Ubezpieczen SA	9,572	94,808
Santander Bank Polska SA	557	62,215
Total Poland		1,056,346
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	123,475	62,119
EDP SA	47,286	185,425
Jeronimo Martins SGPS SA	4,649	90,193
Navigator Co. SA (The)	3,409	13,087
Total Portugal		350,824
Singapore — 1.7%
CapitaLand Ascendas REIT	59,835	121,669
CapitaLand Integrated Commercial Trust	79,152	120,861
Capitaland Investment Ltd.	39,315	83,510
City Developments Ltd.	7,704	30,283
DBS Group Holdings Ltd.	33,890	990,390
Hafnia Ltd.	4,472	25,947
Mapletree Logistics Trust	57,933	58,244
Mapletree Pan Asia Commercial Trust	40,122	39,731
Oversea-Chinese Banking Corp., Ltd.	54,141	621,666
SATS Ltd.	15,161	45,154
Singapore Exchange Ltd.	13,785	118,270
Singapore Telecommunications Ltd.	120,398	284,863
STMicroelectronics NV	10,950	297,493

	Shares	Value
Common Stocks (continued)
Singapore (continued)
United Overseas Bank Ltd.	22,535	$ 547,831
UOL Group Ltd.	9,189	37,301
Total Singapore		3,423,213
South Africa — 0.3%
Anglo American PLC	19,466	600,632
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	2,899	138,481
Amadeus IT Group SA	7,586	548,498
Banco Bilbao Vizcaya Argentaria SA	97,030	963,864
Cellnex Telecom SA*	9,587	350,753
EDP Renovaveis SA	5,046	67,820
Iberdrola SA	97,424	1,443,205
Red Electrica Corp. SA	6,817	125,814
Telefonica SA(a)	85,701	401,379
Total Spain		4,039,814
Sweden — 2.9%
AAK AB	2,952	84,145
Alfa Laval AB	4,754	208,775
Atlas Copco AB, A Shares	42,660	699,302
Atlas Copco AB, B Shares	25,357	366,253
Avanza Bank Holding AB(a)	2,069	42,849
Axfood AB	1,829	40,665
Beijer Ref AB(a)	6,304	94,177
Boliden AB	4,525	139,894
Castellum AB*	6,854	85,098
Embracer Group AB*(a)	14,212	40,790
EQT AB(a)	8,096	233,799
Essity AB, B Shares	10,143	285,140
Fabege AB	3,889	30,821
H & M Hennes & Mauritz AB, B Shares(a)	9,278	137,218
Hexagon AB, B Shares	32,517	302,620
Holmen AB, B Shares	1,535	60,281
Husqvarna AB, B Shares(a)	6,677	42,920
Indutrade AB	4,501	121,400
Investment AB Latour, B Shares	2,286	62,683
Nibe Industrier AB, B Shares(a)	24,860	119,513
Securitas AB, B Shares(a)	8,463	98,866
Skandinaviska Enskilda Banken AB, A Shares	26,725	375,772
SKF AB, B Shares	6,293	118,390
SSAB AB, B Shares	9,715	45,506
SSAB AB, A Shares	3,509	16,751
Svenska Cellulosa AB SCA, B Shares	10,067	132,517
Svenska Handelsbanken AB, B Shares	561	7,524
Svenska Handelsbanken AB, A Shares	23,555	243,914
Sweco AB, B Shares	3,064	51,458
Swedbank AB, A Shares	16,812	339,695
Swedish Orphan Biovitrum AB*	3,923	122,089
Tele2 AB, B Shares	9,308	97,125
Telia Co. AB(a)	38,007	109,971
Thule Group AB	1,789	59,555
Volvo AB, B Shares	25,158	650,578
Volvo AB, A Shares	3,198	83,387
Volvo Car AB, B Shares*(a)	7,844	16,806
Total Sweden		5,768,247

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland — 5.9%
ABB Ltd.	27,251	$ 1,509,567
Chocoladefabriken Lindt & Spruengli AG	15	176,420
DSM-Firmenich AG	4,438	525,655
Geberit AG	553	345,857
Givaudan SA	169	800,732
Kuehne + Nagel International AG	854	212,932
Lonza Group AG	1,162	715,718
Novartis AG	32,504	3,525,934
Partners Group Holding AG	350	482,884
SGS SA	2,598	274,913
Sika AG	2,574	715,910
Straumann Holding AG	1,803	237,703
Swiss Life Holding AG	488	397,533
Swisscom AG	441	268,262
Zurich Insurance Group AG	2,436	1,439,006
Total Switzerland		11,629,026
United Kingdom — 10.5%
3i Group PLC	16,121	657,425
Admiral Group PLC	3,961	130,570
Ashtead Group PLC	7,365	548,052
Associated British Foods PLC	5,364	153,165
AstraZeneca PLC	25,461	3,614,466
Auto Trader Group PLC	15,015	161,999
Aviva PLC	45,507	265,090
Barratt Redrow PLC	16,398	94,110
Berkeley Group Holdings PLC	1,654	94,117
Bunzl PLC	5,648	247,756
Coca-Cola Europacific Partners PLC	3,422	260,072
Compass Group PLC	28,670	927,015
ConvaTec Group PLC	27,837	76,373
Croda International PLC	2,173	103,507
DCC PLC	1,655	104,344
DS Smith PLC	22,519	157,930
Halma PLC	6,347	201,960
Hargreaves Lansdown PLC	5,974	83,563
Informa PLC	22,521	234,122
InterContinental Hotels Group PLC	2,585	284,549
Intermediate Capital Group PLC	4,859	128,812
Intertek Group PLC	2,703	161,522
J Sainsbury PLC	28,228	96,607
JD Sports Fashion PLC	42,238	67,336
Kingfisher PLC	31,277	117,617
Land Securities Group PLC	11,900	92,024
Legal & General Group PLC	100,054	279,264
Lloyds Banking Group PLC	1,055,119	724,375
London Stock Exchange Group PLC	7,037	951,300
M&G PLC	38,846	96,863
Melrose Industries PLC	22,179	135,443
National Grid PLC	80,990	1,016,462
NatWest Group PLC	109,582	518,029
Next PLC	2,008	252,736
Pearson PLC	10,850	158,952
Phoenix Group Holdings PLC	12,619	79,690
Reckitt Benckiser Group PLC	11,817	711,615
RELX PLC	31,436	1,438,793
Rentokil Initial PLC	42,537	211,914
Rightmove PLC	13,330	100,906

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Sage Group PLC (The)	16,835	$ 209,815
Schroders PLC	13,437	59,427
Segro PLC	20,642	208,378
Smith & Nephew PLC	14,745	182,175
Spirax Group PLC	1,249	103,652
SSE PLC	18,429	417,236
Taylor Wimpey PLC	59,596	112,094
Unilever PLC	41,877	2,546,582
United Utilities Group PLC	11,479	150,900
Vodafone Group PLC	363,250	336,341
Weir Group PLC (The)	4,387	117,879
Whitbread PLC	3,106	120,315
Wise PLC, Class A*	11,412	103,583
WPP PLC	18,077	189,132
Total United Kingdom		20,597,954
United States — 8.7%
Alcon AG	8,275	761,564
CSL Ltd.	8,101	1,522,599
CyberArk Software Ltd.*	730	201,860
Experian PLC	15,505	752,904
GSK PLC	69,824	1,250,031
Haleon PLC	119,149	570,454
James Hardie Industries PLC*	7,249	231,992
Nestle SA	45,325	4,276,181
Roche Holding AG, Bearer	489	165,809
Roche Holding AG	11,939	3,698,922
Schneider Electric SE	9,069	2,335,407
Stellantis NV	35,285	482,515
Swiss Re AG	4,854	621,135
Tenaris SA	7,865	129,317
Total United States		17,000,690

Total Common Stocks
(Cost $184,281,438)		194,666,775
Exchange Traded Vehicle — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF
(Cost $202,448)	2,640	194,779
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG, 8.84%	1,000	73,336
Sartorius AG, 0.30%	429	110,707
Volkswagen AG, 10.21%	3,097	299,038
Total Preferred Stocks
(Cost $761,838)		483,081
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(c)(d)	355,939	355,939
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(c)	69,144	69,144
Total Short-Term Investments
(Cost $425,083)		425,083

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value

Total Investments — 99.7% (Cost $185,670,807)		$195,769,718
Other Assets and Liabilities, Net — 0.3%		664,877
Net Assets — 100.0%		$196,434,595

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,540,959; total market value of collateral held by the Fund was $1,683,252. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,327,313.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2024.

(d)Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2024:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	5/06/2026	Monthly	$1,047,160	$—

At October 31, 2024 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of October 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$194,666,775	$—	$—	$194,666,775
Exchange Traded Vehicle	194,779	—	—	194,779
Preferred Stocks	483,081	—	—	483,081
Short-Term Investments:
Money Market Funds	425,083	—	—	425,083
Total Investments in Securities	195,769,718	—	—	195,769,718
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$195,769,718	$—	$—	$195,769,718
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their countries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 2.3%
Interpublic Group of Cos., Inc. (The)	43,401	$1,275,990
New York Times Co. (The), Class A	17,249	963,184
News Corp., Class B	8,480	246,259
News Corp., Class A	43,261	1,178,862
Paramount Global, Class B	67,035	733,363
Roku, Inc.*	14,184	908,911
Total Communication Services		5,306,569

Consumer Discretionary — 14.2%
Abercrombie & Fitch Co., Class A*	5,506	725,636
Aramark	28,137	1,064,423
Autoliv, Inc.	8,301	770,997
AutoNation, Inc.*	2,948	458,326
Burlington Stores, Inc.*	7,365	1,824,826
CarMax, Inc.*(a)	17,937	1,298,280
Crocs, Inc.*	6,719	724,443
Dick’s Sporting Goods, Inc.	6,430	1,258,672
Etsy, Inc.*	13,176	677,773
Five Below, Inc.*	6,178	585,613
Floor & Decor Holdings, Inc., Class A*	11,904	1,226,707
Gap, Inc. (The)	22,421	465,684
Gentex Corp.	26,440	801,396
H&R Block, Inc.	15,637	933,998
Hasbro, Inc.	14,549	954,851
Hyatt Hotels Corp., Class A	4,927	716,632
Installed Building Products, Inc.	2,685	582,376
Lear Corp.	6,424	615,162
Levi Strauss & Co., Class A	11,183	191,117
Lithia Motors, Inc.	3,064	1,018,382
LKQ Corp.	28,816	1,060,141
Lucid Group, Inc.*	94,933	209,802
Mohawk Industries, Inc.*	5,991	804,412
Norwegian Cruise Line Holdings Ltd.*	48,100	1,218,854
Planet Fitness, Inc., Class A*	9,862	774,364
Pool Corp.	4,365	1,578,559
PVH Corp.	6,311	621,381
Ralph Lauren Corp.	4,543	899,196
Rivian Automotive, Inc., Class A*(a)	80,290	810,929
Tapestry, Inc.	25,795	1,223,973
Toll Brothers, Inc.	11,774	1,724,185
TopBuild Corp.*	3,596	1,270,754
Vail Resorts, Inc.	4,136	685,294
Wyndham Hotels & Resorts, Inc.	8,967	791,965
Yum China Holdings, Inc.	43,286	1,909,345
Total Consumer Discretionary		32,478,448

Consumer Staples — 5.0%
BellRing Brands, Inc.*	14,761	971,717
BJ’s Wholesale Club Holdings, Inc.*	15,035	1,273,916
Coty, Inc., Class A*	40,556	301,737
Darling Ingredients, Inc.*	17,906	700,304
Ingredion, Inc.	7,486	993,841
J M Smucker Co. (The)	11,712	1,329,429
Lamb Weston Holdings, Inc.	16,328	1,268,522
Post Holdings, Inc.*	5,575	608,846
Sprouts Farmers Market, Inc.*	11,454	1,471,037
US Foods Holding Corp.*	25,896	1,596,488
Walgreens Boots Alliance, Inc.(a)	80,838	764,727
Total Consumer Staples		11,280,564

	Shares	Value
Common Stocks (continued)
Energy — 2.6%
Antero Midstream Corp.	38,394	$551,722
ChampionX Corp.	21,575	608,846
DT Midstream, Inc.	10,999	991,560
HF Sinclair Corp.	17,784	686,640
Noble Corp. PLC	12,997	415,644
NOV, Inc.	44,450	689,420
TechnipFMC PLC	48,669	1,298,976
Weatherford International PLC	8,007	632,553
Total Energy		5,875,361

Financials — 13.4%
AGNC Investment Corp.	82,179	765,087
Ally Financial, Inc.	30,702	1,076,105
Annaly Capital Management, Inc.	55,722	1,059,275
Assurant, Inc.	5,892	1,129,496
Axis Capital Holdings Ltd.	8,713	681,879
Carlyle Group, Inc. (The)	25,025	1,252,001
Credit Acceptance Corp.*(a)	699	297,075
East West Bancorp, Inc.	15,877	1,547,849
Equitable Holdings, Inc.	37,326	1,692,361
First American Financial Corp.	11,284	723,869
Franklin Resources, Inc.	35,804	743,649
Globe Life, Inc.	10,189	1,075,958
Hamilton Lane, Inc., Class A	3,969	712,991
Jack Henry & Associates, Inc.	8,240	1,499,103
KeyCorp	105,992	1,828,362
MarketAxess Holdings, Inc.	4,231	1,224,536
Old Republic International Corp.	28,605	999,173
Popular, Inc.	8,029	716,428
Primerica, Inc.	3,962	1,096,721
Reinsurance Group of America, Inc.	7,469	1,576,557
RenaissanceRe Holdings Ltd.	5,903	1,548,947
Ryan Specialty Holdings, Inc.	11,023	726,085
Selective Insurance Group, Inc.	6,783	616,032
Starwood Property Trust, Inc.	33,664	664,527
Stifel Financial Corp.	11,173	1,157,746
Unum Group	21,369	1,371,463
Voya Financial, Inc.	11,480	921,844
Western Alliance Bancorp	12,263	1,020,404
WEX, Inc.*	4,469	771,349
Total Financials		30,496,872

Health Care — 11.6%
Acadia Healthcare Co., Inc.*	10,134	432,621
Bio-Techne Corp.	17,720	1,306,850
Blueprint Medicines Corp.*	7,048	616,771
Catalent, Inc.*	20,425	1,196,905
Charles River Laboratories International, Inc.*	5,769	1,030,228
Chemed Corp.	1,676	905,442
DaVita, Inc.*	6,190	865,424
Encompass Health Corp.	11,224	1,116,339
Exact Sciences Corp.*	20,795	1,433,399
Exelixis, Inc.*	29,232	970,502
Halozyme Therapeutics, Inc.*	14,258	721,027
Henry Schein, Inc.*	13,063	917,415
Insmed, Inc.*	18,055	1,214,740
Intra-Cellular Therapies, Inc.*	11,047	936,233

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Jazz Pharmaceuticals PLC*	6,892	$758,327
Medpace Holdings, Inc.*	2,635	827,970
Neurocrine Biosciences, Inc.*	11,326	1,362,178
Penumbra, Inc.*	4,152	950,268
QIAGEN NV*	25,849	1,088,243
Repligen Corp.*	5,912	793,804
REVOLUTION Medicines, Inc.*	17,476	934,966
Sarepta Therapeutics, Inc.*	9,943	1,252,818
Teleflex, Inc.	5,333	1,072,253
United Therapeutics Corp.*	4,627	1,730,359
Vaxcyte, Inc.*	11,785	1,253,335
Viking Therapeutics, Inc.*(a)	11,768	853,651
Total Health Care		26,542,068

Industrials — 20.3%
A O Smith Corp.	13,687	1,027,894
Acuity Brands, Inc.	3,499	1,052,114
Advanced Drainage Systems, Inc.	7,562	1,133,393
AECOM	15,400	1,644,720
AGCO Corp.	7,094	708,265
API Group Corp.*	22,878	781,055
AZEK Co., Inc. (The)*	16,222	713,768
CH Robinson Worldwide, Inc.	13,102	1,350,030
Chart Industries, Inc.*	4,779	576,921
Comfort Systems USA, Inc.	4,000	1,564,160
Dayforce, Inc.*	16,970	1,204,022
Donaldson Co., Inc.	13,597	994,757
EMCOR Group, Inc.	5,339	2,381,568
Fortune Brands Innovations, Inc.	14,271	1,189,202
FTI Consulting, Inc.*	3,902	761,202
Genpact Ltd.	18,576	709,046
Graco, Inc.	19,010	1,548,364
GXO Logistics, Inc.*	13,237	791,705
ITT, Inc.	9,314	1,305,078
Kirby Corp.*	6,640	762,006
Knight-Swift Transportation Holdings, Inc.	17,852	929,732
Landstar System, Inc.	4,046	711,165
Masco Corp.	24,673	1,971,619
MasTec, Inc.*	7,145	878,049
MSA Safety, Inc.	4,187	694,833
NEXTracker, Inc., Class A*	14,522	578,266
nVent Electric PLC	18,738	1,397,293
Owens Corning	9,832	1,738,199
Paycom Software, Inc.	5,906	1,234,531
Paylocity Holding Corp.*	4,965	916,390
Pentair PLC	18,729	1,856,418
Regal Rexnord Corp.	7,513	1,251,215
Robert Half, Inc.	11,738	799,475
Saia, Inc.*	3,008	1,469,739
Sensata Technologies Holding PLC	17,033	584,913
Tetra Tech, Inc.	30,240	1,478,131
Timken Co. (The)	7,193	597,019
Toro Co. (The)	11,772	947,411
Trex Co., Inc.*	12,276	869,755
Watts Water Technologies, Inc., Class A	3,064	583,968
WESCO International, Inc.	5,252	1,008,226
XPO, Inc.*	12,949	1,690,233
Total Industrials		46,385,850

	Shares	Value
Common Stocks (continued)
Information Technology — 13.6%
Altair Engineering, Inc., Class A*(a)	6,236	$648,482
Arrow Electronics, Inc.*	6,100	723,887
Aspen Technology, Inc.*	3,062	718,743
CCC Intelligent Solutions Holdings, Inc.*	40,826	424,999
Cirrus Logic, Inc.*	6,089	668,694
Cognex Corp.	19,437	781,950
Confluent, Inc., Class A*	25,697	672,490
DocuSign, Inc.*	22,744	1,577,979
Dolby Laboratories, Inc., Class A	6,699	488,357
Dynatrace, Inc.*	29,906	1,608,943
Elastic NV*	9,601	770,288
EPAM Systems, Inc.*	6,377	1,203,021
F5, Inc.*	6,650	1,555,302
Fabrinet*	4,104	988,941
Flex Ltd.*	45,353	1,572,388
Gen Digital, Inc.	62,644	1,823,567
Globant SA*	4,780	1,003,274
Guidewire Software, Inc.*	8,752	1,630,148
Juniper Networks, Inc.	35,925	1,397,482
Lattice Semiconductor Corp.*	15,479	784,166
Littelfuse, Inc.	2,772	678,114
Manhattan Associates, Inc.*	6,938	1,827,192
MKS Instruments, Inc.	7,032	698,489
Nutanix, Inc., Class A*	27,568	1,711,973
Onto Innovation, Inc.*	5,539	1,098,550
TD SYNNEX Corp.	8,557	987,050
Twilio, Inc., Class A*	18,675	1,506,139
UiPath, Inc., Class A*	49,366	610,164
Universal Display Corp.	4,973	896,731
Total Information Technology		31,057,503

Materials — 6.2%
Albemarle Corp.	13,295	1,259,435
Alcoa Corp.	20,049	803,764
AptarGroup, Inc.	7,406	1,243,541
Axalta Coating Systems Ltd.*	25,101	951,830
Cleveland-Cliffs, Inc.*	53,023	688,239
Commercial Metals Co.	13,088	704,134
Element Solutions, Inc.	25,339	686,687
Graphic Packaging Holding Co.	34,525	975,677
Mosaic Co. (The)	36,304	971,495
Packaging Corp. of America	10,092	2,310,463
RPM International, Inc.	14,436	1,834,960
Summit Materials, Inc., Class A*	13,504	640,225
United States Steel Corp.	25,177	978,126
Total Materials		14,048,576

Real Estate — 10.0%
Agree Realty Corp.	11,245	834,941
American Homes 4 Rent, Class A	37,824	1,332,918
Brixmor Property Group, Inc.	33,905	913,740
Camden Property Trust	11,963	1,385,196
CubeSmart	25,394	1,214,849
Equity LifeStyle Properties, Inc.	20,166	1,414,040
Federal Realty Investment Trust	8,360	926,622
First Industrial Realty Trust, Inc.	14,886	781,366
Healthcare Realty Trust, Inc.	43,021	739,101
Host Hotels & Resorts, Inc.	79,925	1,377,907

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Jones Lang LaSalle, Inc.*	5,373	$1,455,868
Kimco Realty Corp.	74,527	1,767,780
Omega Healthcare Investors, Inc.	27,769	1,179,349
Regency Centers Corp.	18,894	1,349,787
Rexford Industrial Realty, Inc.	24,432	1,047,889
STAG Industrial, Inc.	20,366	759,245
UDR, Inc.	34,578	1,458,846
WP Carey, Inc.	24,729	1,377,900
Zillow Group, Inc., Class C*	17,647	1,060,408
Zillow Group, Inc., Class A*	5,339	309,929
Total Real Estate		22,687,681

Utilities — 0.8%
Brookfield Renewable Corp., Class A	20,311	621,111
Essential Utilities, Inc.	31,007	1,196,870
Total Utilities		1,817,981

Total Common Stocks
(Cost $207,473,414)		227,977,473

	Shares	Value
Short-Term Investment — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(c)
(Cost $82,310)	82,310	$82,310

Total Investments — 100.0% (Cost $207,555,724)		228,059,783
Other Assets and Liabilities, Net — 0.0%(b)		42,211
Net Assets — 100.0%		$228,101,994

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,579,574; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $4,752,882.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$227,977,473	$—	$—	$227,977,473
Short-Term Investment:
Money Market Funds	82,310	—	—	82,310
Total Investments in Securities	$228,059,783	$—	$—	$228,059,783

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 7.5%
Alphabet, Inc., Class A	63,835	$10,922,807
Alphabet, Inc., Class C	57,021	9,846,957
Charter Communications, Inc., Class A*(a)	1,486	486,828
Comcast Corp., Class A	60,293	2,632,995
Electronic Arts, Inc.	3,740	564,179
Omnicom Group, Inc.	3,016	304,616
Pinterest, Inc., Class A*	9,143	290,656
Snap, Inc., Class A*	15,950	193,952
Take-Two Interactive Software, Inc.*	2,515	406,726
Walt Disney Co. (The)	28,361	2,728,328
Warner Bros Discovery, Inc.*	34,445	280,038
Total Communication Services		28,658,082
Consumer Discretionary — 9.3%
Airbnb, Inc., Class A*	6,626	893,119
Aptiv PLC*	4,193	238,288
AutoZone, Inc.*	267	803,403
Best Buy Co., Inc.	2,995	270,838
Chipotle Mexican Grill, Inc.*	21,225	1,183,718
DoorDash, Inc., Class A*	4,984	780,993
eBay, Inc.	7,852	451,569
Hilton Worldwide Holdings, Inc.	3,818	896,657
Home Depot, Inc. (The)	15,416	6,070,050
Lowe’s Cos., Inc.	8,902	2,330,811
Lululemon Athletica, Inc.*	1,725	513,877
Marriott International, Inc., Class A	3,769	980,015
MercadoLibre, Inc.*	731	1,489,179
NIKE, Inc., Class B	18,967	1,462,925
NVR, Inc.*	46	421,029
Royal Caribbean Cruises Ltd.	3,430	707,780
Starbucks Corp.	17,485	1,708,284
Tesla, Inc.*	42,736	10,677,590
TJX Cos., Inc. (The)	17,861	2,018,829
Tractor Supply Co.	1,701	451,632
Ulta Beauty, Inc.*	755	278,580
Yum! Brands, Inc.	4,354	571,071
Total Consumer Discretionary		35,200,237
Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	7,637	421,639
Campbell Soup Co.	2,944	137,338
Church & Dwight Co., Inc.	3,765	376,161
Clorox Co. (The)	1,907	302,355
Colgate-Palmolive Co.	12,898	1,208,672
Conagra Brands, Inc.	7,326	212,014
Dollar General Corp.	3,358	268,774
Dollar Tree, Inc.*	3,108	200,901
Estee Lauder Cos., Inc. (The), Class A	3,299	227,433
General Mills, Inc.	8,822	600,072
Hershey Co. (The)(a)	2,286	405,948
Hormel Foods Corp.	4,457	136,161
Kellanova	3,988	321,632
Kenvue, Inc.	29,765	682,511
Keurig Dr Pepper, Inc.	16,463	542,456
Kimberly-Clark Corp.	5,231	701,896
Kraft Heinz Co. (The)	12,255	410,052
Kroger Co. (The)	10,384	579,116
McCormick & Co., Inc.	3,873	303,024
Mondelez International, Inc., Class A	20,813	1,425,274

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
PepsiCo, Inc.	21,410	$3,555,773
Procter & Gamble Co. (The)	36,636	6,051,535
Sysco Corp.	7,871	589,931
Target Corp.	7,165	1,075,037
Total Consumer Staples		20,735,705

Energy — 1.7%
Baker Hughes Co.	15,731	599,036
Cheniere Energy, Inc.	3,512	672,127
Halliburton Co.	13,983	387,888
Kinder Morgan, Inc.	30,465	746,697
Marathon Petroleum Corp.	5,471	795,866
ONEOK, Inc.	9,036	875,408
Schlumberger NV	22,136	886,990
Valero Energy Corp.	5,063	656,975
Williams Cos., Inc. (The)	18,923	990,997
Total Energy		6,611,984
Financials — 16.3%
Aflac, Inc.	7,980	836,224
Allstate Corp. (The)	4,073	759,696
American Express Co.	8,942	2,415,055
American International Group, Inc.	10,311	782,399
Ameriprise Financial, Inc.	1,545	788,413
Apollo Global Management, Inc.	6,299	902,395
Arch Capital Group Ltd.*	5,550	547,008
Arthur J Gallagher & Co.	3,355	943,426
Bank of America Corp.	105,446	4,409,752
Bank of New York Mellon Corp. (The)	11,706	882,164
Blackstone, Inc.	10,924	1,832,501
Capital One Financial Corp.	5,864	954,601
Cboe Global Markets, Inc.	1,620	345,983
Citigroup, Inc.	28,791	1,847,518
Citizens Financial Group, Inc.	6,987	294,292
CME Group, Inc.	5,575	1,256,382
Corpay, Inc.*	1,060	349,503
Discover Financial Services	3,873	574,869
Everest Re Group Ltd.	663	235,769
Fidelity National Information Services, Inc.	8,650	776,165
Fifth Third Bancorp	10,554	460,999
Fiserv, Inc.*	9,033	1,787,631
Global Payments, Inc.	3,988	413,595
Hartford Financial Services Group, Inc. (The)	4,606	508,687
Huntington Bancshares, Inc.	22,166	345,568
Intercontinental Exchange, Inc.	8,804	1,372,279
KeyCorp	14,384	248,124
KKR & Co., Inc.	10,400	1,437,696
M&T Bank Corp.	2,568	499,938
Marsh & McLennan Cos., Inc.	7,682	1,676,520
Mastercard, Inc., Class A	12,832	6,410,739
MetLife, Inc.	9,257	725,934
Moody’s Corp.	2,469	1,121,025
Morgan Stanley	19,693	2,289,311
MSCI, Inc.	1,208	690,010
Nasdaq, Inc.	5,762	425,927
Northern Trust Corp.	3,151	316,739
PayPal Holdings, Inc.*	16,249	1,288,546

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
PNC Financial Services Group, Inc. (The)	6,188	$1,165,015
Principal Financial Group, Inc.	3,629	299,030
Progressive Corp. (The)	9,079	2,204,654
Prudential Financial, Inc.	5,671	694,584
Raymond James Financial, Inc.	2,908	431,024
Regions Financial Corp.	14,149	337,737
S&P Global, Inc.	4,862	2,335,510
Synchrony Financial	6,231	343,577
Travelers Cos., Inc. (The)	3,578	879,973
Truist Financial Corp.	20,666	889,671
US Bancorp	23,003	1,111,275
Visa, Inc., Class A(a)	24,578	7,123,933
Willis Towers Watson PLC	1,606	485,317
Total Financials		62,054,683

Health Care — 6.8%
Alnylam Pharmaceuticals, Inc.*	1,928	513,985
Avantor, Inc.*	10,047	224,751
Biogen, Inc.*	2,220	386,280
BioMarin Pharmaceutical, Inc.*	2,859	188,379
Bristol-Myers Squibb Co.	31,637	1,764,395
Cardinal Health, Inc.	3,754	407,384
Cigna Group (The)	4,358	1,371,942
Cooper Cos., Inc. (The)*	3,054	319,693
Dexcom, Inc.*	6,111	430,703
Edwards Lifesciences Corp.*	9,352	626,678
Elevance Health, Inc.	3,672	1,489,951
Gilead Sciences, Inc.	19,377	1,721,065
Hologic, Inc.*	3,593	290,566
Humana, Inc.	1,874	483,173
IDEXX Laboratories, Inc.*	1,279	520,451
Incyte Corp.*	2,875	213,095
Labcorp Holdings, Inc.	1,306	298,121
Mettler-Toledo International, Inc.*	328	423,694
Quest Diagnostics, Inc.	1,714	265,379
ResMed, Inc.	2,256	547,012
Royalty Pharma PLC, Class A	5,826	157,302
STERIS PLC	1,521	337,434
UnitedHealth Group, Inc.	14,290	8,066,705
Veeva Systems, Inc., Class A*	2,288	477,803
Vertex Pharmaceuticals, Inc.*	3,998	1,902,968
Waters Corp.*	908	293,384
West Pharmaceutical Services, Inc.	1,144	352,272
Zimmer Biomet Holdings, Inc.	3,218	344,069
Zoetis, Inc.	7,183	1,284,177
Total Health Care		25,702,811
Industrials — 7.1%
3M Co.	8,589	1,103,429
Automatic Data Processing, Inc.	6,419	1,856,632
Broadridge Financial Solutions, Inc.	1,810	381,657
Carrier Global Corp.	12,383	900,492
Cintas Corp.	5,382	1,107,669
Dover Corp.	2,117	400,812
Emerson Electric Co.	8,868	960,138
Equifax, Inc.	1,892	501,418
Expeditors International of Washington, Inc.	2,167	257,873

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Fastenal Co.	8,868	$693,300
FedEx Corp.	3,518	963,404
Fortive Corp.	5,458	389,865
General Electric Co.	16,957	2,912,873
Illinois Tool Works, Inc.	4,720	1,232,534
Ingersoll Rand, Inc.	6,282	603,072
JB Hunt Transport Services, Inc.	1,267	228,845
Johnson Controls International PLC	10,403	785,947
Masco Corp.	3,343	267,139
Otis Worldwide Corp.	6,391	627,596
Parker-Hannifin Corp.	1,984	1,257,995
Paychex, Inc.	5,005	697,347
Quanta Services, Inc.	2,232	673,238
Rockwell Automation, Inc.	1,775	473,410
SS&C Technologies Holdings, Inc.	3,349	234,196
Trane Technologies PLC	3,540	1,310,366
TransUnion	2,972	301,064
United Parcel Service, Inc., Class B	11,276	1,511,661
United Rentals, Inc.	1,030	837,184
Verisk Analytics, Inc.	2,242	615,922
Waste Management, Inc.	6,323	1,364,819
Westinghouse Air Brake Technologies Corp.	2,767	520,141
WW Grainger, Inc.	619	686,613
Xylem, Inc.	3,694	449,855
Total Industrials		27,108,506
Information Technology — 36.8%
Accenture PLC, Class A	10,444	3,601,300
Adobe, Inc.*	6,884	3,291,103
Advanced Micro Devices, Inc.*	24,871	3,583,165
Akamai Technologies, Inc.*	2,297	232,181
Amdocs Ltd.	1,782	156,362
Analog Devices, Inc.	7,839	1,748,959
ANSYS, Inc.*	1,344	430,631
Apple, Inc.	165,824	37,461,300
Applied Materials, Inc.	12,848	2,332,940
Atlassian Corp., Class A*	2,455	462,866
Autodesk, Inc.*	3,344	949,027
Cadence Design Systems, Inc.*	4,224	1,166,331
CDW Corp.	2,092	393,777
Cisco Systems, Inc.	62,662	3,431,998
Cognizant Technology Solutions Corp., Class A	7,724	576,133
Corning, Inc.	11,950	568,700
Crowdstrike Holdings, Inc., Class A*	3,537	1,050,029
Dell Technologies, Inc., Class C	4,200	519,246
Enphase Energy, Inc.*	2,041	169,485
Fair Isaac Corp.*	380	757,382
Fortinet, Inc.*	9,541	750,495
Gartner, Inc.*	1,184	594,960
Gen Digital, Inc.	8,495	247,289
Hewlett Packard Enterprise Co.	20,015	390,092
HP, Inc.	15,315	543,989
HubSpot, Inc.*	754	418,312
Intel Corp.	66,203	1,424,689
International Business Machines Corp.	14,279	2,951,755
Intuit, Inc.	4,235	2,584,620

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Keysight Technologies, Inc.*	2,707	$403,370
KLA Corp.	2,098	1,397,751
Lam Research Corp.	20,293	1,508,785
Marvell Technology, Inc.	13,321	1,067,145
Micron Technology, Inc.	17,180	1,711,987
Microsoft Corp.	91,156	37,041,241
MongoDB, Inc.*	1,083	292,843
Monolithic Power Systems, Inc.	729	553,530
Motorola Solutions, Inc.	2,599	1,167,861
NetApp, Inc.	3,169	365,417
Okta, Inc.*	2,462	176,993
ON Semiconductor Corp.*	6,693	471,790
Palo Alto Networks, Inc.*	4,970	1,790,840
QUALCOMM, Inc.	17,312	2,817,874
Roper Technologies, Inc.	1,652	888,330
Salesforce, Inc.	14,625	4,261,286
Seagate Technology Holdings PLC	2,971	298,199
ServiceNow, Inc.*	3,165	2,952,913
Skyworks Solutions, Inc.	2,470	216,323
Snowflake, Inc., Class A*	4,909	563,651
Synopsys, Inc.*	2,370	1,217,256
TE Connectivity PLC	4,755	700,982
Teradyne, Inc.	2,380	252,780
Texas Instruments, Inc.	14,063	2,857,039
Trimble, Inc.*	3,810	230,505
VeriSign, Inc.*	1,342	237,319
Western Digital Corp.*	4,925	321,652
Workday, Inc., Class A*	3,225	754,166
Zebra Technologies Corp., Class A*	795	303,666
Zscaler, Inc.*	1,418	256,360
Total Information Technology		139,868,970

Materials — 3.6%
Air Products and Chemicals, Inc.	3,410	1,058,907
Ball Corp.	4,781	283,274
CRH PLC	10,679	1,019,097
DuPont de Nemours, Inc.	5,882	488,147
Ecolab, Inc.	3,923	963,999
Freeport-McMoRan, Inc.	22,201	999,489
International Flavors & Fragrances, Inc.	3,962	393,942
Linde PLC	7,463	3,404,247
LyondellBasell Industries NV, Class A	3,927	341,060
Martin Marietta Materials, Inc.	959	568,054
Newmont Corp.	17,940	815,194
Nucor Corp.	3,735	529,772
Packaging Corp. of America	1,366	312,732
PPG Industries, Inc.	3,656	455,209
Sherwin-Williams Co. (The)	3,679	1,319,915
Vulcan Materials Co.	2,062	564,844
Total Materials		13,517,882

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc.	2,395	267,162
American Tower Corp.	7,237	1,545,389
AvalonBay Communities, Inc.	2,203	488,207
CBRE Group, Inc., Class A*	4,813	630,359
Crown Castle, Inc.	6,718	722,118
Digital Realty Trust, Inc.	5,051	900,240

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Equinix, Inc.	1,456	$1,322,164
Equity Residential	5,313	373,876
Essex Property Trust, Inc.	982	278,750
Extra Space Storage, Inc.	3,249	530,562
Healthpeak Properties, Inc.	10,885	244,368
Invitation Homes, Inc.	8,816	276,911
Iron Mountain, Inc.	4,498	556,537
Mid-America Apartment Communities, Inc.	1,794	271,504
Prologis, Inc.	14,330	1,618,430
Public Storage	2,462	810,146
SBA Communications Corp.	1,664	381,838
Simon Property Group, Inc.	5,041	852,534
Ventas, Inc.	6,239	408,592
Welltower, Inc.	9,301	1,254,519
Weyerhaeuser Co.	11,275	351,329
Total Real Estate		14,085,535

Utilities — 1.7%
American Water Works Co., Inc.	3,024	417,645
Avangrid, Inc.	1,088	38,852
Consolidated Edison, Inc.	5,365	545,513
Eversource Energy	5,371	353,680
Exelon Corp.	15,442	606,871
NextEra Energy, Inc.	31,451	2,492,492
PG&E Corp.	33,109	669,464
Public Service Enterprise Group, Inc.	7,756	693,464
Sempra	9,784	815,692
Total Utilities		6,633,673
Total Common Stocks
(Cost $333,720,530)		380,178,068
Short-Term Investment — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(c)
(Cost $27,843)	27,843	27,843
Total Investments — 100.0% (Cost $333,748,373)		380,205,911
Other Assets and Liabilities, Net — 0.0%(b)		183,103
Net Assets — 100.0%		$380,389,014

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,220,066; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,291,663.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2024.

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$380,178,068	$—	$—	$380,178,068
Short-Term Investment:
Money Market Funds	27,843	—	—	27,843
Total Investments in Securities	$380,205,911	$—	$—	$380,205,911

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements.

Schedule of Investments — NYLI CBRE NextGen Real Estate ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Data Center — 17.8%
Digital Core REIT Management Pte Ltd.	1,472,693	$920,433
Digital Realty Trust, Inc.	11,310	2,015,781
Equinix, Inc.	2,074	1,883,358
Keppel DC REIT	1,054,001	1,824,524
Total Data Center		6,644,096
Health Care — 14.1%
Aedifica SA	1,491	95,584
Alexandria Real Estate Equities, Inc.	5,581	622,561
American Healthcare REIT, Inc.	4,164	110,762
Assura PLC	101,589	52,556
CareTrust REIT, Inc.	4,876	159,299
Chartwell Retirement Residences	8,502	95,453
Cofinimmo SA	1,215	76,440
Diversified Healthcare Trust	7,539	26,914
Healthcare Realty Trust, Inc.	11,372	195,371
Healthpeak Properties, Inc.	22,309	500,837
LTC Properties, Inc.	1,335	50,997
Medical Properties Trust, Inc.	18,826	87,164
National Health Investors, Inc.	1,421	108,920
NorthWest Healthcare Properties Real Estate Investment Trust	7,725	28,540
Parkway Life Real Estate Investment Trust	24,150	69,005
Primary Health Properties PLC	41,950	51,425
Sabra Health Care REIT, Inc.	7,373	143,036
Sila Realty Trust, Inc.	1,735	43,687
Ventas, Inc.	13,181	863,224
Welltower, Inc.	13,853	1,868,493
Total Health Care		5,250,268
Industrial — 31.5%
Americold Realty Trust, Inc.	19,548	501,993
Catena AB	4,047	184,194
CRE Logistics REIT, Inc.	43	39,351
Dream Industrial Real Estate Investment Trust	18,689	177,244
EastGroup Properties, Inc.	3,352	574,131
ESR-LOGOS REIT	518,348	109,712
First Industrial Realty Trust, Inc.	9,105	477,921
Frasers Logistics & Commercial Trust	255,435	206,603
GLP J-Reit	337	296,680
Granite Real Estate Investment Trust	4,205	229,202
Industrial & Infrastructure Fund Investment Corp.	196	148,230
Innovative Industrial Properties, Inc.	1,933	249,724
Japan Logistics Fund, Inc.	64	114,660
LaSalle Logiport REIT	128	121,845
Lineage, Inc.	15,664	1,159,763
LondonMetric Property PLC	138,223	344,749
LXP Industrial Trust	19,878	187,648
Mapletree Industrial Trust	194,498	352,858
Mapletree Logistics Trust	344,272	346,120
Mitsubishi Estate Logistics REIT Investment Corp.	34	79,462
Mitsui Fudosan Logistics Park, Inc.	222	147,746
Nippon Prologis REIT, Inc.	194	312,030
Plymouth Industrial REIT, Inc.	3,057	62,118

	Shares	Value
Common Stocks (continued)
Industrial (continued)
Prologis, Inc.	15,026	$1,697,036
Rexford Industrial Realty, Inc.	15,034	644,808
Sagax AB, Class B	24,323	579,203
Segro PLC	92,875	937,562
SOSiLA Logistics REIT, Inc.	50	36,107
STAG Industrial, Inc.	12,528	467,044
Terreno Realty Corp.	6,624	397,109
Tritax Big Box REIT PLC	167,872	304,527
Tritax EuroBox PLC	54,617	49,363
Urban Logistics REIT PLC	31,947	48,383
VGP NV	1,864	155,618
Total Industrial		11,740,744
Infrastructure (Tower) — 17.4%
American Tower Corp.	8,189	1,748,679
Crown Castle, Inc.	15,124	1,625,679
SBA Communications Corp.	7,399	1,697,849
Uniti Group, Inc.	277,585	1,407,356
Total Infrastructure (Tower)		6,479,563
Manufactured Homes — 2.6%
Equity LifeStyle Properties, Inc.	5,913	414,620
Sun Communities, Inc.	3,952	524,351
UMH Properties, Inc.	2,309	43,063
Total Manufactured Homes		982,034
Multi-Family Residential — 13.0%
Advance Residence Investment Corp.	45	90,399
Apartment Investment and Management Co., Class A*	4,419	37,296
AvalonBay Communities, Inc.	4,537	1,005,445
Boardwalk Real Estate Investment Trust	1,587	82,313
Camden Property Trust	3,380	391,370
Canadian Apartment Properties REIT	5,268	175,317
CapitaLand Ascott Trust	119,495	81,747
Centerspace	454	31,626
Comforia Residential REIT, Inc.	23	45,132
Daiwa Securities Living Investments Corp.	91	54,722
Elme Communities	2,725	45,971
Equity Residential	12,096	851,195
Essex Property Trust, Inc.	2,049	581,629
Independence Realty Trust, Inc.	7,343	144,070
InterRent Real Estate Investment Trust	4,627	37,807
Killam Apartment Real Estate Investment Trust	3,721	49,918
Mid-America Apartment Communities, Inc.	3,752	567,828
NexPoint Residential Trust, Inc.	810	33,736
Sekisui House Reit, Inc.	132	62,826
UDR, Inc.	10,522	443,923
Veris Residential, Inc.	2,922	48,125
Total Multi-Family Residential		4,862,395
Single-Family Residential — 2.7%
American Homes 4 Rent, Class A	11,672	411,321
Invitation Homes, Inc.	19,500	612,495
Total Single-Family Residential		1,023,816

See notes to financial statements.

Schedule of Investments — NYLI CBRE NextGen Real Estate ETF (continued)

October 31, 2024 (unaudited)

*Non-income producing securities.

(a)Less than 0.05%.

(b)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(c)Reflects the 1-day yield at October 31, 2024.

	Shares	Value
Common Stocks (continued)
Student Housing — 0.6%
Empiric Student Property PLC	18,952	$23,026
UNITE Group PLC (The)	15,299	172,203
Xior Student Housing NV	1,331	44,361
Total Student Housing		239,590

Total Common Stocks
(Cost $35,452,230)		37,222,506
Right — 0.0%(a)
Industrial — 0.0%(a)
ESR-LOGOS REIT, expires 11/8/24*(b)
(Cost $0)	77,793	0
Short-Term Investment — 0.2%
Money Market Funds — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(c)
(Cost $59,058)	59,058	59,058
Total Investments — 99.9% (Cost $35,511,288)		37,281,564
Other Assets and Liabilities, Net — 0.1%		41,066
Net Assets — 100.0%		$37,322,630

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$37,222,506	$—	$—	$37,222,506
Right	—	—	0(e)	—
Short-Term Investment:
Money Market Funds	59,058	—	—	59,058
Total Investments in Securities	$37,281,564	$—	$0	$37,281,564

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

(e)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Australia — 7.5%
ALS Ltd.	30,112	$278,099
ANZ Group Holdings Ltd.	129,988	2,652,173
APA Group	69,266	316,223
Aristocrat Leisure Ltd.	30,712	1,237,557
ASX Ltd.	10,766	458,503
Atlas Arteria Ltd.	82,065	262,312
Aurizon Holdings Ltd.	135,347	299,644
BHP Group Ltd.	212,247	5,927,879
BlueScope Steel Ltd.	27,870	370,755
Brambles Ltd.	68,819	827,602
CAR Group Ltd.	21,731	537,752
Charter Hall Group	25,718	254,532
Cochlear Ltd.	3,184	590,660
Coles Group Ltd.	61,530	708,914
Commonwealth Bank of Australia	71,286	6,665,319
Computershare Ltd.	27,901	482,098
Dexus	76,993	361,586
Endeavour Group Ltd.	93,236	286,416
Fortescue Ltd.	71,189	893,873
Glencore PLC*	526,564	2,750,546
Goodman Group	82,618	1,982,763
GPT Group (The)	151,184	469,380
IDP Education Ltd.	15,418	140,676
Insurance Australia Group Ltd.	117,259	576,034
Lottery Corp., Ltd. (The)	123,255	402,852
Macquarie Group Ltd.	15,963	2,420,610
Medibank Pvt Ltd.	156,163	367,209
Mineral Resources Ltd.	9,747	251,540
Mirvac Group	254,272	356,413
National Australia Bank Ltd.	135,384	3,440,643
Northern Star Resources Ltd.	49,737	577,602
Origin Energy Ltd.	82,319	519,239
Pilbara Minerals Ltd.*(a)	136,858	255,479
Pro Medicus Ltd.	2,084	265,946
QBE Insurance Group Ltd.	67,876	765,134
Ramsay Health Care Ltd.	10,125	266,402
REA Group Ltd.	2,673	397,294
Region RE Ltd.	184,790	266,282
Rio Tinto Ltd.	16,027	1,252,477
Rio Tinto PLC	45,618	2,941,810
Santos Ltd.	153,393	681,202
Scentre Group	318,080	731,281
SEEK Ltd.	22,911	374,267
Sonic Healthcare Ltd.	25,845	455,883
South32 Ltd.	249,065	600,345
Steadfast Group Ltd.	83,949	302,426
Stockland	162,233	550,439
Suncorp Group Ltd.	63,838	749,304
Telstra Group Ltd.	199,957	500,312
Transurban Group	136,412	1,135,635
Treasury Wine Estates Ltd.	45,448	337,276
Vicinity Ltd.	263,508	376,263
Wesfarmers Ltd.	50,900	2,243,078
Westpac Banking Corp.	147,883	3,111,246
WiseTech Global Ltd.	7,280	564,005
Woodside Energy Group Ltd.	81,326	1,266,724
Woolworths Group Ltd.	54,340	1,066,356
Total Australia		59,124,270

	Shares	Value
Common Stocks (continued)
Austria — 0.3%
ANDRITZ AG	4,134	$248,414
Erste Group Bank AG	15,055	845,660
Mondi PLC	20,171	325,456
OMV AG	7,135	295,126
Verbund AG	2,978	243,126
Total Austria		1,957,782
Belgium — 0.7%
Ageas SA	8,341	433,571
Anheuser-Busch InBev SA	35,044	2,091,736
D’ieteren Group	1,048	225,845
Groupe Bruxelles Lambert NV	4,565	328,086
KBC Group NV	10,679	773,063
Lotus Bakeries NV	14	182,693
Sofina SA	939	228,962
Syensqo SA	3,724	287,170
UCB SA	5,775	1,108,467
Warehouses De Pauw CVA	9,878	233,998
Total Belgium		5,893,591
Brazil — 0.0%(b)
Yara International ASA	10,621	318,522
Burkina Faso — 0.0%(b)
Endeavour Mining PLC	10,305	229,863
Chile — 0.0%(b)
Antofagasta PLC	14,574	324,524
China — 0.6%
BOC Hong Kong Holdings Ltd.	165,235	539,845
ESR Group Ltd.	154,389	209,707
Lenovo Group Ltd.	547,674	725,592
Prosus NV*	55,800	2,347,137
Shenzhou International Group Holdings Ltd.	49,013	378,264
Wilmar International Ltd.	101,549	245,640
Total China		4,446,185
Denmark — 2.9%
AP Moller - Maersk A/S, Class B	323	507,776
Carlsberg A/S, Class B	4,415	485,204
Coloplast A/S, Class B	5,630	700,846
Danske Bank A/S	30,777	905,845
DSV A/S	8,487	1,841,334
Genmab A/S*	2,904	648,649
Novo Nordisk A/S, Class B	130,660	14,513,446
Novonesis (Novozymes) B, Class B	16,341	1,022,093
Orsted A/S*	8,765	511,231
Pandora A/S	4,011	603,698
Vestas Wind Systems A/S*	44,738	840,716
Zealand Pharma A/S*	2,983	343,243
Total Denmark		22,924,081
Finland — 0.9%
Elisa OYJ	7,140	339,206
Fortum OYJ	19,808	290,956
Kesko OYJ, Class B	12,273	262,019
Kone OYJ, Class B	13,509	737,113
Metso Outotec OYJ	31,019	293,181
Neste OYJ	18,240	290,696
Nokia OYJ	219,365	1,030,011
Nordea Bank Abp	142,003	1,659,587

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Orion OYJ, Class B	4,648	$225,308
Sampo OYJ, A Shares	17,977	794,329
Stora Enso OYJ, Class R	29,508	327,400
UPM-Kymmene OYJ	23,002	672,497
Wartsila OYJ Abp	24,354	462,962
Total Finland		7,385,265
France — 8.2%
Accor SA	11,119	502,891
Air Liquide SA	23,781	4,251,153
Airbus SE	25,089	3,817,649
Alstom SA*	19,415	422,821
Arkema SA	2,958	258,031
AXA SA	75,561	2,831,764
BioMerieux	1,916	213,210
BNP Paribas SA	44,220	3,012,458
Bouygues SA	10,414	332,733
Capgemini SE	6,996	1,209,153
Carrefour SA	23,335	368,223
Cie de Saint-Gobain SA	20,964	1,888,583
Cie Generale des Etablissements Michelin SCA	30,907	1,041,854
Credit Agricole SA	45,058	688,997
Danone SA	25,090	1,789,594
Dassault Systemes SE	29,677	1,013,601
Edenred SE	12,108	388,435
Eiffage SA	3,517	326,305
Engie SA	76,987	1,288,396
EssilorLuxottica SA	12,963	3,031,375
Gecina SA	3,112	331,265
Getlink SE	21,497	363,725
Hermes International SCA	1,442	3,246,852
Kering SA	3,143	780,879
Klepierre SA	12,382	394,671
Legrand SA	11,866	1,334,605
L’Oreal SA	9,415	3,518,704
LVMH Moet Hennessy Louis Vuitton SE	10,375	6,868,534
Orange SA	83,090	910,633
Pernod Ricard SA	8,958	1,111,107
Publicis Groupe SA	10,465	1,110,226
Renault SA	8,765	398,708
Rexel SA	13,886	379,596
Safran SA	14,453	3,260,559
Sartorius Stedim Biotech	1,197	238,202
Societe Generale SA	33,821	968,795
Sodexo SA	4,426	383,445
SOITEC*	1,308	102,881
Teleperformance SE	3,321	349,366
Thales SA	4,729	760,606
TotalEnergies SE	86,851	5,412,217
Unibail-Rodamco-Westfield*	5,131	417,116
Veolia Environnement SA	28,188	892,666
Vinci SA	21,731	2,422,918
Vivendi SE	32,736	348,076
Total France		64,983,578
Germany — 7.8%
adidas AG	7,258	1,728,789
Allianz SE	16,565	5,204,494
BASF SE	38,267	1,854,752

	Shares	Value
Common Stocks (continued)
Germany (continued)
Bayer AG	41,917	$1,128,347
Bayerische Motoren Werke AG	14,274	1,120,708
Bechtle AG	4,414	150,279
Beiersdorf AG	4,754	639,984
Brenntag SE	6,347	412,333
Commerzbank AG	47,119	835,354
Continental AG	5,060	314,551
Covestro AG*	9,397	593,746
CTS Eventim AG & Co. KGaA	3,272	342,613
Daimler Truck Holding AG	22,082	911,223
Deutsche Bank AG	83,025	1,408,282
Deutsche Boerse AG	7,692	1,784,565
Deutsche Lufthansa AG	33,523	231,539
Deutsche Post AG	42,271	1,694,768
Deutsche Telekom AG	142,599	4,306,873
E.ON SE	96,315	1,298,163
Fresenius Medical Care AG	9,902	386,035
Fresenius SE & Co. KGaA*	19,273	701,361
GEA Group AG	9,605	472,163
Hannover Rueck SE	2,602	682,202
Heidelberg Materials AG	6,559	720,621
Henkel AG & Co. KGaA	3,922	305,292
Infineon Technologies AG	56,480	1,779,735
Knorr-Bremse AG	3,521	288,986
LEG Immobilien SE	3,753	353,742
Mercedes-Benz Group AG	35,398	2,140,535
Merck KGaA	5,662	934,334
MTU Aero Engines AG	2,583	843,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,455	2,784,620
Nemetschek SE	2,302	248,541
Puma SE	5,318	241,216
Rheinmetall AG	1,943	998,174
RWE AG	30,599	988,951
SAP SE	46,257	10,786,989
Scout24 SE	3,121	268,184
Siemens AG	31,050	6,013,744
Siemens Energy AG*	25,968	1,058,049
Siemens Healthineers AG	11,399	593,643
Symrise AG	6,155	739,046
Vonovia SE	32,094	1,050,857
Zalando SE*	12,008	360,067
Total Germany		61,701,681

Hong Kong — 1.8%
AIA Group Ltd.	483,513	3,821,758
ASMPT Ltd.	19,259	210,193
CK Asset Holdings Ltd.	95,249	390,214
CLP Holdings Ltd.	77,617	659,421
Hang Seng Bank Ltd.	34,531	422,399
Henderson Land Development Co., Ltd.	95,665	308,244
Hong Kong & China Gas Co., Ltd.	516,704	400,767
Hong Kong Exchanges & Clearing Ltd.	55,269	2,209,509
Hongkong Land Holdings Ltd.	67,502	290,934
Jardine Matheson Holdings Ltd.	9,080	349,580
Link REIT	123,700	576,781
MTR Corp., Ltd.	83,776	304,957
Power Assets Holdings Ltd.	69,111	460,035

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Prudential PLC	116,991	$969,535
Sino Land Co., Ltd.	229,668	229,833
Sun Hung Kai Properties Ltd.	67,755	733,379
Swire Pacific Ltd., Class A	33,111	278,324
Techtronic Industries Co., Ltd.	60,774	877,089
WH Group Ltd.	434,159	338,419
Wharf Real Estate Investment Co., Ltd.	86,633	259,641
Total Hong Kong		14,091,012
Ireland — 0.3%
AIB Group PLC	73,585	390,968
Bank of Ireland Group PLC	46,394	426,210
Kerry Group PLC, Class A	6,567	652,344
Kingspan Group PLC	6,709	587,423
Total Ireland		2,056,945
Israel — 0.6%
Bank Hapoalim BM	73,360	765,976
Bank Leumi Le-Israel BM	80,294	817,557
Big Shopping Centers Ltd.*	1,492	179,077
ICL Group Ltd.	65,339	269,851
Israel Discount Bank Ltd., Class A	82,573	486,269
Mizrahi Tefahot Bank Ltd.	7,542	311,688
Nice Ltd.*	3,111	548,951
Nova Ltd.*	1,772	332,525
Teva Pharmaceutical Industries Ltd.*	52,877	969,650
Tower Semiconductor Ltd.*	8,198	344,277
Total Israel		5,025,821
Italy — 2.6%
Banco BPM SpA	58,428	393,026
BPER Banca SpA	41,954	255,065
Brunello Cucinelli SpA	1,987	195,872
Coca-Cola HBC AG*	11,059	385,306
Davide Campari-Milano NV	32,295	216,607
Enel SpA	332,856	2,518,707
Eni SpA	108,248	1,646,677
Ferrari NV	4,859	2,320,014
FinecoBank Banca Fineco SpA	29,463	469,720
Generali	52,077	1,444,526
Intesa Sanpaolo SpA	712,753	3,046,442
Leonardo SpA	19,845	473,336
Mediobanca Banca di Credito Finanziario SpA	33,541	552,396
Moncler SpA	11,030	609,990
Nexi SpA*	58,443	368,128
PRADA SpA	24,623	188,606
Prysmian SpA	14,751	1,038,052
Recordati Industria Chimica e Farmaceutica SpA	6,150	347,858
Snam SpA	115,095	552,040
Telecom Italia SpA*	669,149	169,047
Terna - Rete Elettrica Nazionale	72,433	626,262
UniCredit SpA	69,902	3,087,159
Total Italy		20,904,836
Japan — 23.8%
Advantest Corp.	32,221	1,935,058
Aeon Co., Ltd.	33,794	829,736
AGC, Inc.	11,207	345,940

	Shares	Value
Common Stocks (continued)
Japan (continued)
Aisin Corp.	36,446	$383,422
Ajinomoto Co., Inc.	22,876	886,656
Aozora Bank Ltd.	12,265	212,771
Asahi Group Holdings Ltd.	73,077	882,489
Asahi Intecc Co., Ltd.	11,141	180,472
Asahi Kasei Corp.	65,224	453,667
Asics Corp.	30,598	545,170
Astellas Pharma, Inc.	82,907	977,249
Bandai Namco Holdings, Inc.	29,250	618,700
BayCurrent, Inc.	7,530	245,884
Bic Camera, Inc.	25,199	282,470
Bridgestone Corp.	27,003	972,693
Brother Industries Ltd.	14,990	296,307
Canon, Inc.	44,943	1,476,414
Capcom Co., Ltd.	19,269	387,341
Central Japan Railway Co.	42,471	888,873
Chubu Electric Power Co., Inc.	32,135	370,241
Chugai Pharmaceutical Co., Ltd.	29,078	1,401,165
Concordia Financial Group Ltd.	74,095	372,749
CyberAgent, Inc.	26,781	176,958
Dai Nippon Printing Co., Ltd.	30,299	531,090
Daifuku Co., Ltd.	15,971	307,310
Dai-ichi Life Holdings, Inc.	41,802	1,060,384
Daiichi Sankyo Co., Ltd.	80,496	2,632,205
Daikin Industries Ltd.	11,587	1,418,661
Daito Trust Construction Co., Ltd.	3,748	415,337
Daiwa House Industry Co., Ltd.	31,352	940,817
Daiwa Securities Group, Inc.	75,114	501,500
Daiwa Securities Living Investments Corp.	394	236,930
Denso Corp.	91,674	1,334,261
Dentsu Group, Inc.	11,971	372,038
Disco Corp.	3,690	1,077,264
East Japan Railway Co.	51,440	1,036,736
Ebara Corp.	21,912	338,120
Eisai Co., Ltd.	12,616	428,857
ENEOS Holdings, Inc.	148,138	755,059
FANUC Corp.	42,348	1,144,571
Fast Retailing Co., Ltd.	7,520	2,444,710
Fuji Electric Co., Ltd.	6,578	343,313
FUJIFILM Holdings Corp.	52,498	1,267,948
Fujikura Ltd.	11,239	422,924
Fujitsu Ltd.	74,650	1,452,079
GLP J-Reit	412	362,706
Hamamatsu Photonics K.K.	18,189	243,296
Hankyu Hanshin Holdings, Inc.	13,959	381,037
Hikari Tsushin, Inc.	1,034	211,110
Hirose Electric Co., Ltd.	2,287	276,182
Hitachi Ltd.	188,146	4,846,774
Honda Motor Co., Ltd.	209,531	2,142,423
Hoya Corp.	15,551	2,115,834
Idemitsu Kosan Co., Ltd.	68,547	471,155
IHI Corp.	5,335	289,121
Inpex Corp.	45,781	605,154
Isetan Mitsukoshi Holdings Ltd.	19,102	291,123
Isuzu Motors Ltd.	30,289	396,993
ITOCHU Corp.	57,359	2,881,788
J Front Retailing Co., Ltd.	19,682	212,616
Japan Exchange Group, Inc.	49,209	586,341

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Japan Logistics Fund, Inc.	178	$318,898
Japan Post Bank Co., Ltd.	63,376	570,831
Japan Post Holdings Co., Ltd.	74,833	696,378
Japan Steel Works Ltd. (The)	3,643	125,942
Japan Tobacco, Inc.	56,024	1,574,520
JFE Holdings, Inc.	31,888	387,282
Kajima Corp.	23,813	414,822
Kansai Electric Power Co., Inc. (The)	36,314	585,268
Kao Corp.	23,219	1,033,480
Kawasaki Heavy Industries Ltd.	6,203	242,256
Kawasaki Kisen Kaisha Ltd.	21,710	302,935
KDDI Corp.	69,127	2,168,317
Keio Corp.	9,098	204,268
Keisei Electric Railway Co., Ltd.	8,292	217,309
Kewpie Corp.	14,101	334,184
Keyence Corp.	8,338	3,819,633
Kikkoman Corp.	45,553	542,031
Kintetsu Group Holdings Co., Ltd.	11,320	264,115
Kirin Holdings Co., Ltd.	39,748	586,598
Kobe Bussan Co., Ltd.	8,178	199,719
Kobe Steel Ltd.	20,327	221,452
Koito Manufacturing Co., Ltd.	16,905	221,183
Komatsu Ltd.	42,402	1,116,523
Konami Group Corp.	5,175	478,685
K’s Holdings Corp.	24,335	233,166
Kubota Corp.	50,866	658,344
Kuraray Co., Ltd.	28,284	388,725
Kurita Water Industries Ltd.	8,265	313,943
Kyocera Corp.	57,464	593,408
Kyoto Financial Group, Inc.	16,038	238,741
Kyowa Kirin Co., Ltd.	14,071	233,062
Kyushu Electric Power Co., Inc.	15,927	179,162
Lasertec Corp.	3,853	593,791
Lion Corp.	27,043	297,904
Lixil Corp.	19,634	231,496
LY Corp.	137,263	377,929
M3, Inc.	22,856	237,900
Makita Corp.	13,891	460,799
Marubeni Corp.	67,652	1,031,712
Marui Group Co., Ltd.	14,835	234,565
MatsukiyoCocokara & Co.	22,116	303,446
MEIJI Holdings Co., Ltd.	17,218	401,273
MINEBEA MITSUMI, Inc.	20,685	373,708
MISUMI Group, Inc.	15,474	256,503
Mitsubishi Chemical Group Corp.	71,668	390,886
Mitsubishi Corp.	164,511	3,062,340
Mitsubishi Electric Corp.	90,087	1,411,999
Mitsubishi Estate Co., Ltd.	54,167	813,794
Mitsubishi Heavy Industries Ltd.	126,396	1,819,704
Mitsubishi UFJ Financial Group, Inc.	472,054	5,046,709
Mitsui & Co., Ltd.	124,464	2,583,655
Mitsui Chemicals, Inc.	9,818	226,944
Mitsui Fudosan Co., Ltd.	124,653	1,085,113
Mitsui OSK Lines Ltd.	16,416	562,880
Mizuho Financial Group, Inc.	111,412	2,349,288
Morinaga Milk Industry Co., Ltd.	7,270	169,096
MS&AD Insurance Group Holdings, Inc.	60,452	1,364,808
Murata Manufacturing Co., Ltd.	76,130	1,352,922

	Shares	Value
Common Stocks (continued)
Japan (continued)
NEC Corp.	12,215	$1,061,320
Nexon Co., Ltd.	18,672	328,453
NGK Insulators Ltd.	21,815	272,822
NH Foods Ltd.	8,138	282,780
NIDEC CORP	45,483	918,468
Nintendo Co., Ltd.	45,359	2,425,400
Nippon Building Fund, Inc.	491	420,650
NIPPON EXPRESS HOLDINGS INC	5,423	268,186
Nippon Paint Holdings Co., Ltd.	46,608	359,217
Nippon Prologis REIT, Inc.	195	313,639
Nippon Sanso Holdings Corp.	8,129	287,003
Nippon Steel Corp.	38,914	784,028
Nippon Telegraph & Telephone Corp.	1,319,352	1,279,293
Nippon Yusen K.K.(a)	22,053	743,859
Nissan Chemical Corp.	7,481	255,579
Nissan Motor Co., Ltd.	96,500	260,501
Nisshin Seifun Group, Inc.	19,619	230,031
Nissin Foods Holdings Co., Ltd.	14,302	386,832
Nitori Holdings Co., Ltd.	4,040	510,553
Nitto Denko Corp.	35,153	590,441
Nomura Holdings, Inc.	138,152	724,839
Nomura Real Estate Master Fund, Inc.	378	357,341
Nomura Research Institute Ltd.	22,040	664,419
NSK Ltd.	38,851	178,894
NTT Data Group Corp.	34,210	548,887
Obayashi Corp.	42,723	530,234
Obic Co., Ltd.	17,342	568,219
Odakyu Electric Railway Co., Ltd.	20,376	214,629
Oji Holdings Corp.	62,447	233,021
Olympus Corp.	53,353	949,373
Omron Corp.	9,408	376,752
Ono Pharmaceutical Co., Ltd.	22,892	287,418
Oriental Land Co., Ltd.	45,828	1,114,674
ORIX Corp.	53,295	1,144,098
Orix JREIT, Inc.	287	296,374
Osaka Gas Co., Ltd.	19,505	420,255
Otsuka Corp.	11,836	266,985
Otsuka Holdings Co., Ltd.	23,335	1,420,398
Pan Pacific International Holdings Corp.	20,387	512,335
Panasonic Holdings Corp.	93,300	758,283
Pola Orbis Holdings, Inc.	19,199	188,997
Rakuten Group, Inc.*	75,230	455,701
Recruit Holdings Co., Ltd.	58,408	3,655,365
Renesas Electronics Corp.	66,974	927,721
Resona Holdings, Inc.	114,156	764,412
Resonac Holdings Corp.	12,272	299,942
Ricoh Co., Ltd.	31,867	349,894
Rohm Co., Ltd.	22,671	255,472
Ryohin Keikaku Co., Ltd.	16,877	278,320
Sanrio Co., Ltd.	8,070	221,557
Santen Pharmaceutical Co., Ltd.	26,280	315,550
SBI Holdings, Inc.	15,044	335,694
SCREEN Holdings Co., Ltd.	4,044	266,281
Secom Co., Ltd.	19,417	696,118
Sekisui Chemical Co., Ltd.	25,270	359,993
Sekisui House Ltd.	35,363	862,688
Seven & I Holdings Co., Ltd.	101,549	1,465,986
Shimadzu Corp.	14,194	424,166

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Shimamura Co., Ltd.	3,422	$177,138
Shimano, Inc.	3,737	558,495
Shimizu Corp.	40,455	270,098
Shin-Etsu Chemical Co., Ltd.	82,902	3,132,125
Shionogi & Co., Ltd.	37,036	532,229
Shiseido Co., Ltd.	19,954	440,147
Shizuoka Financial Group, Inc.	37,557	302,650
SMC Corp.	2,487	1,080,843
Socionext, Inc.	9,270	177,823
SoftBank Corp.	1,195,410	1,513,048
SoftBank Group Corp.	42,027	2,620,531
Sompo Holdings, Inc.	43,778	955,313
Sony Group Corp.	253,976	4,540,973
Stanley Electric Co., Ltd.	9,337	161,425
Subaru Corp.	28,419	518,939
Sumitomo Corp.	47,920	1,020,846
Sumitomo Electric Industries Ltd.	41,628	651,099
Sumitomo Forestry Co., Ltd.	6,831	266,827
Sumitomo Metal Mining Co., Ltd.	13,378	376,859
Sumitomo Mitsui Financial Group, Inc.	165,326	3,552,352
Sumitomo Mitsui Trust Group, Inc.	36,381	806,795
Sumitomo Realty & Development Co., Ltd.	20,232	610,978
Suntory Beverage & Food Ltd.	7,917	268,448
Suzuki Motor Corp.	80,062	810,738
Sysmex Corp.	26,379	494,157
T&D Holdings, Inc.	19,031	308,407
Taisei Corp.	11,084	470,210
Takeda Pharmaceutical Co., Ltd.	68,729	1,923,916
TDK Corp.	81,750	988,836
Teijin Ltd.	26,019	234,696
Terumo Corp.	66,462	1,284,736
TIS, Inc.	13,611	341,872
Tobu Railway Co., Ltd.	14,064	228,653
Toho Co., Ltd.	8,101	309,894
Tokio Marine Holdings, Inc.	81,741	2,987,913
Tokyo Electric Power Co. Holdings, Inc.*	67,146	274,535
Tokyo Electron Ltd.	18,810	2,889,572
Tokyo Gas Co., Ltd.	23,848	590,075
Tokyu Corp.	25,216	312,375
Tokyu Fudosan Holdings Corp.	40,133	255,091
TOPPAN Holdings, Inc.	17,889	530,123
Toray Industries, Inc.	80,274	440,670
Tosoh Corp.	18,591	233,112
TOTO Ltd.	9,594	270,200
Toyo Suisan Kaisha Ltd.	5,654	335,250
Toyota Industries Corp.	7,680	543,764
Toyota Motor Corp.	501,485	8,831,338
Toyota Tsusho Corp.	30,328	526,223
Trend Micro, Inc.	7,057	373,918
Unicharm Corp.	18,677	602,152
USS Co., Ltd.	34,258	288,548
West Japan Railway Co.	25,492	453,861
Workman Co., Ltd.	6,042	154,099
Yakult Honsha Co., Ltd.	17,578	382,891
Yamaha Corp.	26,085	213,030
Yamaha Motor Co., Ltd.	48,411	430,320
Yamato Holdings Co., Ltd.	19,176	204,003

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yaskawa Electric Corp.	13,636	$398,808
Yokogawa Electric Corp.	14,457	326,107
Zenkoku Hosho Co., Ltd.	5,776	210,185
Zensho Holdings Co., Ltd.	4,828	243,738
Total Japan		189,308,873
Luxembourg — 0.1%
ArcelorMittal SA	24,066	592,564
Eurofins Scientific SE	5,875	288,166
RTL Group SA	1,522	48,332
Total Luxembourg		929,062
Macau — 0.1%
Galaxy Entertainment Group Ltd.	103,167	458,481
Sands China Ltd.*	122,997	313,568
Total Macau		772,049
Netherlands — 3.7%
ABN AMRO Bank NV	19,441	320,601
Adyen NV*	1,235	1,885,664
Aegon Ltd.	67,846	427,651
Akzo Nobel NV	7,875	499,973
Argenx SE*	2,669	1,569,335
ASM International NV	1,961	1,090,450
ASML Holding NV	16,533	11,149,917
ASR Nederland NV	8,836	417,957
BE Semiconductor Industries NV	3,441	365,875
Euronext NV	3,659	402,799
EXOR NV	3,810	402,050
Heineken Holding NV	6,134	424,534
Heineken NV	11,491	941,875
IMCD NV	2,799	443,806
ING Groep NV	137,021	2,331,608
Koninklijke Ahold Delhaize NV	42,382	1,394,620
Koninklijke KPN NV	171,826	670,247
Koninklijke Philips NV*	35,015	916,896
NN Group NV	13,343	654,613
Randstad NV	5,585	256,782
Universal Music Group NV	34,150	855,687
Wolters Kluwer NV	10,654	1,789,334
Total Netherlands		29,212,274
New Zealand — 0.4%
Auckland International Airport Ltd.	104,243	452,893
Contact Energy Ltd.	60,804	310,850
Fisher & Paykel Healthcare Corp., Ltd.	29,778	637,828
Mainfreight Ltd.	6,302	268,733
Meridian Energy Ltd.	81,951	290,444
Spark New Zealand Ltd.	140,500	243,330
Xero Ltd.*	7,254	710,329
Total New Zealand		2,914,407
Norway — 0.5%
Aker BP ASA	14,614	310,818
DNB Bank ASA	44,183	910,065
Equinor ASA	36,592	875,953
Kongsberg Gruppen ASA	2,089	216,847
Mowi ASA	20,907	358,325
Norsk Hydro ASA	67,576	414,753
Orkla ASA	37,791	348,432
Schibsted ASA, Class A	8,400	282,071

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Norway (continued)
Telenor ASA	29,850	$365,602
Var Energi ASA	27,374	85,742
Total Norway		4,168,608
Poland — 0.3%
Bank Polska Kasa Opieki SA	9,229	322,815
Dino Polska SA*	2,921	241,728
InPost SA*	9,728	189,362
KGHM Polska Miedz SA	10,033	374,091
ORLEN SA	30,527	396,724
Powszechna Kasa Oszczednosci Bank Polski SA	46,912	653,084
Powszechny Zaklad Ubezpieczen SA	35,387	350,497
Total Poland		2,528,301
Portugal — 0.2%
EDP SA	210,682	826,159
Galp Energia SGPS SA	28,398	483,109
Total Portugal		1,309,268
Singapore — 1.3%
CapitaLand Ascendas REIT	267,868	544,686
CapitaLand Integrated Commercial Trust	385,359	588,423
Capitaland Investment Ltd.	208,949	443,833
DBS Group Holdings Ltd.	81,557	2,383,395
Genting Singapore Ltd.	417,233	263,353
Keppel Ltd.	86,497	418,460
Mapletree Industrial Trust	202,566	367,495
Oversea-Chinese Banking Corp., Ltd.	153,297	1,760,210
Singapore Exchange Ltd.	46,566	399,519
Singapore Technologies Engineering Ltd.	126,285	433,392
Singapore Telecommunications Ltd.	370,719	877,126
STMicroelectronics NV	27,660	751,476
United Overseas Bank Ltd.	53,233	1,294,106
Total Singapore		10,525,474
South Africa — 0.2%
Anglo American PLC	52,397	1,616,734
South Korea — 4.3%
Alteogen, Inc.*	1,948	531,465
Celltrion, Inc.	6,700	886,051
CJ CheilJedang Corp.	900	179,022
Coway Co., Ltd.	5,978	272,909
DB Insurance Co., Ltd.	3,354	265,647
Delivery Hero SE*	9,644	407,387
Doosan Enerbility Co., Ltd.*	23,692	344,221
Ecopro BM Co., Ltd.*	2,312	285,649
Ecopro Co., Ltd.*	4,722	270,317
Ecopro Materials Co., Ltd.*	1,709	139,321
Hana Financial Group, Inc.	14,627	634,897
Hankook Tire & Technology Co., Ltd.	7,742	198,038
Hanwha Aerospace Co., Ltd.	1,559	415,733
Hanwha Industrial Solutions Co., Ltd.*	1,726	52,906
HD Hyundai Electric Co., Ltd.	1,039	246,574
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,684	356,700
HLB, Inc.*	5,403	258,404
HMM Co., Ltd.	14,624	181,422

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hyundai Mobis Co., Ltd.	3,366	$608,563
Hyundai Motor Co.	7,750	1,207,428
Industrial Bank of Korea	35,511	362,830
Kakao Corp.	17,259	462,116
KakaoBank Corp.	12,715	199,478
KB Financial Group, Inc.	16,846	1,102,314
Kia Corp.	11,932	794,602
Korea Electric Power Corp.*	17,783	297,672
Korean Air Lines Co., Ltd.	17,679	306,180
Krafton, Inc.*	1,895	454,525
KT&G Corp.	6,894	548,023
LG Chem Ltd.	2,534	575,659
LG Corp.	5,742	314,978
LG Display Co., Ltd.*	62	478
LG Electronics, Inc.	5,828	377,975
LG Energy Solution Ltd.*	1,956	577,587
Meritz Financial Group, Inc.	5,090	378,799
NAVER Corp.	6,377	785,572
POSCO Future M Co., Ltd.	1,498	243,696
POSCO Holdings, Inc.	3,532	858,685
Samsung Biologics Co., Ltd.*	932	676,713
Samsung C&T Corp.	4,799	406,872
Samsung Electro-Mechanics Co., Ltd.	3,539	303,636
Samsung Electronics Co., Ltd.	203,173	8,715,827
Samsung Fire & Marine Insurance Co., Ltd.	1,987	484,511
Samsung Heavy Industries Co., Ltd.*	32,739	227,512
Samsung SDI Co., Ltd.	2,517	596,420
Samsung SDS Co., Ltd.	2,939	304,762
Shinhan Financial Group Co., Ltd.	25,054	931,355
SK Hynix, Inc.	23,825	3,216,375
SK Innovation Co., Ltd.*	3,308	281,420
SK Square Co., Ltd.*	5,726	351,859
SK, Inc.	2,532	271,915
Woori Financial Group, Inc.	43,443	485,743
Yuhan Corp.	2,490	250,263
Total South Korea		33,889,006
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	11,846	565,865
Aena SME SA	3,347	737,633
Amadeus IT Group SA	18,402	1,330,539
Banco Bilbao Vizcaya Argentaria SA	242,856	2,412,450
Banco de Sabadell SA	198,423	385,274
Banco Santander SA	647,938	3,159,815
Bankinter SA	38,433	312,518
CaixaBank SA	161,001	977,077
Cellnex Telecom SA*	25,277	924,792
Endesa SA	13,896	298,781
Grifols SA*	20,561	228,689
Iberdrola SA	244,206	3,617,582
Industria de Diseno Textil SA	45,586	2,588,342
Naturgy Energy Group SA	6,530	162,061
Red Electrica Corp. SA	20,867	385,121
Repsol SA	57,600	716,006
Telefonica SA	209,166	979,625
Total Spain		19,782,170

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden — 3.0%
Alfa Laval AB	14,464	$635,196
Assa Abloy AB, B Shares	43,933	1,366,844
Atlas Copco AB, B Shares	64,825	936,323
Atlas Copco AB, A Shares	108,147	1,772,794
Beijer Ref AB	20,132	300,756
Boliden AB	14,142	437,210
Castellum AB*	27,563	342,218
Epiroc AB, B Shares	18,369	313,988
Epiroc AB, A Shares	28,254	547,650
EQT AB	28,139	812,608
Essity AB, B Shares	27,542	774,261
Evolution AB	8,064	757,410
Fastighets AB Balder, B Shares*	28,404	218,789
Getinge AB, B Shares	11,849	207,799
H & M Hennes & Mauritz AB, B Shares	24,943	368,898
Hexagon AB, B Shares	94,127	875,993
Husqvarna AB, B Shares	27,609	177,471
Industrivarden AB, A Shares	13,876	475,672
Indutrade AB	15,482	417,578
Investor AB, B Shares	90,688	2,554,932
Nibe Industrier AB, B Shares	75,406	362,511
Saab AB, Class B	15,394	315,216
Sandvik AB	49,675	970,283
Securitas AB, B Shares	19,201	224,310
Skandinaviska Enskilda Banken AB, A Shares	65,521	921,270
Skanska AB, B Shares	20,639	417,022
SKF AB, B Shares	17,857	335,944
Svenska Cellulosa AB SCA, B Shares	30,231	397,945
Svenska Handelsbanken AB, A Shares	62,453	646,707
Swedbank AB, A Shares	37,182	751,281
Swedish Orphan Biovitrum AB*	7,501	233,441
Tele2 AB, B Shares	32,961	343,933
Telefonaktiebolaget LM Ericsson, B Shares	122,137	1,015,673
Telia Co. AB	127,816	369,828
Trelleborg AB, B Shares	10,902	360,274
Volvo AB, B Shares	76,066	1,967,043
Total Sweden		23,927,071
Switzerland — 5.7%
ABB Ltd.	67,004	3,711,682
Adecco Group AG	9,521	297,951
Avolta AG*	6,187	244,418
Bachem Holding AG	1,446	114,299
Baloise Holding AG	2,514	482,332
Barry Callebaut AG	203	354,962
Chocoladefabriken Lindt & Spruengli AG	84	987,950
Cie Financiere Richemont SA, Class A	22,100	3,203,695
Clariant AG*	17,085	236,902
DSM-Firmenich AG	7,669	908,347
EMS-Chemie Holding AG	358	275,114
Geberit AG	1,559	975,029
Givaudan SA	353	1,672,535
Helvetia Holding AG	1,557	263,251
Julius Baer Group Ltd.	10,291	626,719
Kuehne + Nagel International AG	2,282	568,982
Logitech International SA	7,198	589,026

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Lonza Group AG	3,049	$1,877,989
Novartis AG	84,399	9,155,344
Partners Group Holding AG	923	1,273,435
PSP Swiss Property AG	2,678	379,696
Sandoz Group AG	18,115	824,361
Schindler Holding AG, Participating Certificate	2,467	717,247
SGS SA	7,505	794,157
SIG Group AG*(a)	19,272	414,325
Sika AG	6,474	1,800,621
Sonova Holding AG	2,187	797,204
Straumann Holding AG	4,682	617,264
Swatch Group AG (The), Bearer	2,098	428,359
Swiss Life Holding AG	1,277	1,040,267
Swiss Prime Site AG	4,293	464,947
Swisscom AG	1,149	698,941
Tecan Group AG	769	193,873
Temenos AG	3,170	219,044
UBS Group AG	135,536	4,159,969
VAT Group AG	1,147	476,866
Zurich Insurance Group AG	5,919	3,496,502
Total Switzerland		45,343,605
Thailand — 0.0%(b)
Thai Beverage PCL	339,054	135,837
United Kingdom — 10.3%
3i Group PLC	40,174	1,638,322
Admiral Group PLC	10,793	355,780
Ashtead Group PLC	18,988	1,412,956
Associated British Foods PLC	14,724	420,432
AstraZeneca PLC	63,238	8,977,321
Auto Trader Group PLC	44,464	479,728
Aviva PLC	117,674	685,481
B&M European Value Retail SA	39,820	198,429
BAE Systems PLC	131,135	2,107,412
Barclays PLC	655,590	2,001,782
Barratt Redrow PLC	72,961	418,732
Beazley PLC	18,514	179,827
Berkeley Group Holdings PLC	5,108	290,659
British American Tobacco PLC	85,020	2,945,783
British Land Co. PLC (The)	54,487	279,223
BT Group PLC(a)	287,057	510,216
Bunzl PLC	16,386	718,791
Burberry Group PLC	17,351	174,755
Centrica PLC	238,854	360,206
CK Hutchison Holdings Ltd.	124,541	655,192
Compass Group PLC	72,993	2,360,153
ConvaTec Group PLC	75,157	206,198
Croda International PLC	6,399	304,804
DCC PLC	4,504	283,968
Diageo PLC	93,899	2,896,090
DS Smith PLC	62,463	438,065
Entain PLC	28,573	273,674
Flutter Entertainment PLC*	7,503	1,749,819
Halma PLC	16,391	521,557
Hargreaves Lansdown PLC	11,486	160,664
Howden Joinery Group PLC	31,610	342,182
HSBC Holdings PLC	789,619	7,224,960
IMI PLC	13,843	293,653

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Imperial Brands PLC	37,059	$1,113,457
Informa PLC	67,108	697,636
InterContinental Hotels Group PLC	7,981	878,524
Intermediate Capital Group PLC	13,631	361,358
Intertek Group PLC	7,679	458,872
JD Sports Fashion PLC	127,364	203,044
Kingfisher PLC	99,192	373,013
Land Securities Group PLC	36,906	285,400
Legal & General Group PLC	243,028	678,324
Lloyds Banking Group PLC	2,703,343	1,855,937
London Stock Exchange Group PLC	19,957	2,697,897
M&G PLC	109,835	273,874
Marks & Spencer Group PLC	75,743	365,949
Melrose Industries PLC	60,357	368,589
National Grid PLC	204,893	2,571,502
NatWest Group PLC	250,026	1,181,952
Next PLC	5,780	727,497
Pearson PLC	35,061	513,641
Persimmon PLC	15,695	296,014
Reckitt Benckiser Group PLC	28,664	1,726,134
RELX PLC	76,527	3,502,560
Rentokil Initial PLC	110,908	552,530
Rightmove PLC	43,542	329,607
Rolls-Royce Holdings PLC*	359,269	2,472,971
Sage Group PLC (The)	48,454	603,884
Segro PLC	59,241	598,031
Severn Trent PLC	13,341	440,458
Smith & Nephew PLC	39,265	485,121
Smiths Group PLC	18,691	367,418
Spirax Group PLC	3,265	270,957
SSE PLC	45,306	1,025,737
Standard Chartered PLC	94,529	1,094,262
Taylor Wimpey PLC	188,467	354,487
Tesco PLC	304,081	1,337,797
Unilever PLC	103,879	6,316,984
United Utilities Group PLC	31,296	411,408
Vodafone Group PLC	943,766	873,853
Weir Group PLC (The)	12,932	347,482
Whitbread PLC	10,204	395,267
Wise PLC, Class A*	32,705	296,852
WPP PLC	52,653	550,886
Total United Kingdom		82,123,980
United States — 8.4%
Alcon AG	20,787	1,913,068
Amcor PLC	57,945	634,969
BP PLC	709,706	3,436,666
CRH PLC	28,683	2,726,622
CSL Ltd.	20,542	3,860,909
Experian PLC	37,751	1,833,143
Ferrovial SE	21,704	868,999
GSK PLC	164,937	2,952,801
Haleon PLC	302,062	1,446,194
Holcim AG*	24,788	2,438,953
James Hardie Industries PLC*	18,878	604,157
Nestle SA	109,815	10,360,481
QIAGEN NV*	9,425	399,568
Roche Holding AG	30,235	9,367,360
Samsonite International SA	87,994	206,675

	Shares	Value
Common Stocks (continued)
United States (continued)
Sanofi SA	46,303	$4,881,593
Schneider Electric SE	22,511	5,796,929
Shell PLC	266,274	8,827,075
Smurfit WestRock PLC	23,735	1,225,168
Stellantis NV	88,415	1,209,058
Swiss Re AG	12,349	1,580,221
Tenaris SA	22,282	366,363
Total United States		66,936,972
Total Common Stocks
(Cost $719,070,999)		786,791,647
Preferred Stocks — 0.4%
Germany — 0.2%
Henkel AG & Co. KGaA, 2.32%	8,082	698,250
Sartorius AG, 0.30%	1,178	303,993
Volkswagen AG, 10.21%	8,790	848,740
Total Germany		1,850,983
South Korea — 0.2%
Samsung Electronics Co., Ltd., 3.01%	34,323	1,192,600
Total Preferred Stocks
(Cost $3,612,568)		3,043,583
Investment Company — 0.1%
International Equity Core Funds — 0.1%
Vanguard FTSE Developed Markets ETF
(Cost $706,207)	13,661	684,416
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(c)(d)	440,829	440,829
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(c)	1,254,983	1,254,983
Total Short-Term Investments
(Cost $1,695,812)		1,695,812
Total Investments — 99.7% (Cost $725,085,586)		792,215,458
Other Assets and Liabilities, Net — 0.3%		2,185,430
Net Assets — 100.0%		$794,400,888

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $990,132; total market value of collateral held by the Fund was $1,060,805. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $619,976.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2024.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

Forward Foreign Currency Contracts Outstanding as of October 31, 2024:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2024	Unrealized Appreciation
Australian Dollar	11/05/24	Morgan Stanley	44,877,870	$29,395,274	$29,396,499	$1,225
Swiss Franc	11/05/24	Morgan Stanley	30,656,477	35,460,282	35,472,513	12,231
Danish Krone	11/05/24	Morgan Stanley	79,028,262	11,505,345	11,506,381	1,036
Euro	11/05/24	Morgan Stanley	109,803,075	119,222,423	119,231,530	9,107
Great British Pound	11/05/24	Morgan Stanley	43,723,404	56,211,376	56,212,392	1,016
Hong Kong Dollar	11/05/24	Morgan Stanley	66,096,305	8,502,454	8,502,724	270
Israeli Shekel	11/05/24	Morgan Stanley	9,009,182	2,408,168	2,408,647	479
Japanese Yen	11/05/24	Morgan Stanley	13,830,599,432	90,792,109	90,855,172	63,063
Norwegian Krone	11/05/24	Morgan Stanley	23,724,269	2,150,637	2,150,871	234
New Zealand Dollar	11/05/24	Morgan Stanley	1,809,839	1,077,099	1,077,159	60
Swedish Krona	11/05/24	Morgan Stanley	130,299,020	12,179,294	12,180,432	1,138
Singapore Dollar	11/05/24	Morgan Stanley	6,819,645	5,154,916	5,156,234	1,318
Unrealized Appreciation				$374,059,377	$374,150,554	$91,177

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2024	Unrealized Appreciation
Australian Dollar	11/05/24	Morgan Stanley	(44,877,870)	$(31,112,863)	$(29,396,499)	$1,716,364
Swiss Franc	11/05/24	Morgan Stanley	(30,447,518)	(36,224,902)	(35,230,727)	994,175
Danish Krone	11/05/24	Morgan Stanley	(79,028,262)	(11,844,100)	(11,506,381)	337,719
Euro	11/05/24	Morgan Stanley	(109,803,075)	(122,597,915)	(119,231,529)	3,366,386
British Pound	11/05/24	Morgan Stanley	(43,723,404)	(58,588,366)	(56,212,392)	2,375,974
Hong Kong Dollar	11/05/24	Morgan Stanley	(65,985,727)	(8,498,600)	(8,488,499)	10,101
Israeli Shekel	11/05/24	Morgan Stanley	(8,750,894)	(2,356,298)	(2,339,593)	16,705
Japanese Yen	11/05/24	Morgan Stanley	(13,737,986,144)	(96,438,111)	(90,246,782)	6,191,329
South Korean Won#	11/05/24	Morgan Stanley	(24,094,162,400)	(18,360,818)	(17,462,919)	897,899
South Korean Won#	12/05/24	Morgan Stanley	(23,925,210,905)	(17,386,055)	(17,363,124)	22,931
Norwegian Krone	11/05/24	Morgan Stanley	(23,724,269)	(2,253,140)	(2,150,871)	102,269
New Zealand Dollar	11/05/24	Morgan Stanley	(1,809,839)	(1,150,322)	(1,077,159)	73,163
Polish Zloty	11/05/24	Morgan Stanley	(4,809,132)	(1,251,005)	(1,199,640)	51,365
Polish Zloty	12/05/24	Morgan Stanley	(4,681,293)	(1,166,907)	(1,166,594)	313
Swedish Krona	11/05/24	Morgan Stanley	(130,299,020)	(12,864,082)	(12,180,432)	683,650
Singapore Dollar	11/05/24	Morgan Stanley	(6,819,645)	(5,323,978)	(5,156,234)	167,744
Unrealized Appreciation				$(427,417,462)	$(410,409,375)	$17,008,087
Total Unrealized Appreciation						$17,099,264

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2024	Unrealized (Depreciation)
South Korean Won#	11/05/24	Morgan Stanley	24,094,162,400	$17,499,927	$17,462,919	$(37,008)
Polish Zloty	11/05/24	Morgan Stanley	4,809,132	1,199,943	1,199,640	(303)
Unrealized Depreciation				$18,699,870	$18,662,559	$(37,311)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2024	Unrealized (Depreciation)
Australian Dollar	12/05/24	Morgan Stanley	(45,223,185)	$(29,624,443)	$(29,631,782)	$(7,339)
Swiss Franc	11/05/24	Morgan Stanley	(208,959)	(241,235)	(241,786)	(551)
Swiss Franc	12/05/24	Morgan Stanley	(30,234,609)	(35,080,487)	(35,101,014)	(20,527)
Danish Krone	12/05/24	Morgan Stanley	(78,583,990)	(11,457,788)	(11,459,794)	(2,006)
Euro	12/05/24	Morgan Stanley	(107,894,826)	(117,278,655)	(117,308,476)	(29,821)
British Pound	12/05/24	Morgan Stanley	(44,011,647)	(56,573,408)	(56,580,180)	(6,772)
Hong Kong Dollar	12/05/24	Morgan Stanley	(62,805,078)	(8,083,494)	(8,084,126)	(632)
Israeli Shekel	11/05/24	Morgan Stanley	(258,288)	(68,129)	(69,055)	(926)
Israeli Shekel	12/05/24	Morgan Stanley	(9,400,547)	(2,514,821)	(2,515,582)	(761)
Japanese Yen	11/05/24	Morgan Stanley	(92,613,288)	(604,953)	(608,390)	(3,437)
Japanese Yen	12/05/24	Morgan Stanley	(14,418,236,995)	(95,006,384)	(95,093,564)	(87,180)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2024 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2024	Unrealized (Depreciation)
Norwegian Krone	12/05/24	Morgan Stanley	(24,747,423)	$(2,243,715)	$(2,243,999)	$(284)
New Zealand Dollar	12/05/24	Morgan Stanley	(1,851,700)	(1,102,156)	(1,102,339)	(183)
Swedish Krona	12/05/24	Morgan Stanley	(127,652,714)	(11,949,428)	(11,951,784)	(2,356)
Singapore Dollar	12/05/24	Morgan Stanley	(6,868,922)	(5,198,435)	(5,200,620)	(2,185)
Unrealized Depreciation				$(377,027,531)	$(377,192,491)	$(164,960)
Total Unrealized Depreciation						$(202,271)
Net Unrealized Appreciation (Depreciation)						$16,896,993

As of October 31, 2024, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$786,791,647	$—	$—	$786,791,647
Preferred Stocks	3,043,583	—	—	3,043,583
Investment Company	684,416	—	—	684,416
Short-Term Investments:
Money Market Funds	1,695,812	—	—	1,695,812
Total Investments in Securities	792,215,458	—	—	792,215,458
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	17,099,264	—	17,099,264
Total Investments in Securities and Other Financial Instruments	$792,215,458	$17,099,264	$—	$809,314,722
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(202,271)	$—	$(202,271)

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

(f)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 17.5%
Alphabet, Inc., Class A	3,858	$660,142
Electronic Arts, Inc.	254	38,316
Meta Platforms, Inc., Class A	862	489,254
Netflix, Inc.*	57	43,094
Pinterest, Inc., Class A*	536	17,039
ROBLOX Corp., Class A*	436	22,550
Spotify Technology SA*	66	25,417
Total Communication Services		1,295,812
Consumer Discretionary — 14.6%
Airbnb, Inc., Class A*	204	27,497
Amazon.com, Inc.*	3,305	616,052
Aptiv PLC*	267	15,174
DoorDash, Inc., Class A*	112	17,550
eBay, Inc.	353	20,301
Expedia Group, Inc.*	138	21,571
Ford Motor Co.	10,906	112,223
General Motors Co.	2,931	148,778
Lucid Group, Inc.*	4,335	9,580
Rivian Automotive, Inc., Class A*(a)	2,272	22,947
Tesla, Inc.*	272	67,959
Total Consumer Discretionary		1,079,632
Consumer Staples — 0.8%
Maplebear, Inc.*	804	35,456
Procter & Gamble Co. (The)	166	27,420
Total Consumer Staples		62,876
Financials — 1.2%
Block, Inc.*	599	43,320
PayPal Holdings, Inc.*	560	44,408
Total Financials		87,728
Health Care — 23.2%
Abbott Laboratories	348	39,453
AbbVie, Inc.	563	114,779
Alnylam Pharmaceuticals, Inc.*	57	15,196
Amgen, Inc.	231	73,957
Becton Dickinson & Co.	72	16,818
Biogen, Inc.*	146	25,404
Boston Scientific Corp.*	253	21,257
Bristol-Myers Squibb Co.	2,824	157,495
Danaher Corp.	84	20,635
Edwards Lifesciences Corp.*	238	15,948
Eli Lilly & Co.	161	133,588
Exelixis, Inc.*	557	18,492
GE HealthCare Technologies, Inc.	206	17,994
Gilead Sciences, Inc.	998	88,642
Illumina, Inc.*	144	20,756
Incyte Corp.*	526	38,987
Intuitive Surgical, Inc.*	32	16,123
Johnson & Johnson	1,317	210,536
Medtronic PLC	444	39,627
Merck & Co., Inc.	2,270	232,266
Moderna, Inc.*	952	51,751
Pfizer, Inc.	5,219	147,698
Regeneron Pharmaceuticals, Inc.*	54	45,263
Stryker Corp.	54	19,239
Thermo Fisher Scientific, Inc.	31	16,936
Vertex Pharmaceuticals, Inc.*	248	118,043
Total Health Care		1,716,883

	Shares	Value
Common Stocks (continued)
Industrials — 4.7%
3M Co.	171	$21,968
Boeing Co. (The)*	346	51,661
Caterpillar, Inc.	85	31,977
CNH Industrial NV	1,344	15,093
Cummins, Inc.	71	23,358
Deere & Co.	81	32,780
General Electric Co.	141	24,221
Honeywell International, Inc.	104	21,391
Lockheed Martin Corp.	38	20,750
Northrop Grumman Corp.	33	16,798
RTX Corp.	348	42,104
Uber Technologies, Inc.*	613	44,167
Total Industrials		346,268
Information Technology — 37.6%
Accenture PLC, Class A	56	19,310
Adobe, Inc.*	106	50,676
Advanced Micro Devices, Inc.*	568	81,832
Analog Devices, Inc.	97	21,642
Apple, Inc.	1,964	443,687
Applied Materials, Inc.	238	43,216
Atlassian Corp., Class A*	193	36,388
Autodesk, Inc.*	76	21,569
Broadcom, Inc.	716	121,555
Cadence Design Systems, Inc.*	79	21,813
Cisco Systems, Inc.	2,223	121,754
Corning, Inc.	342	16,276
Datadog, Inc., Class A*	131	16,433
Dell Technologies, Inc., Class C	352	43,518
Hewlett Packard Enterprise Co.	1,767	34,439
HP, Inc.	691	24,544
Intel Corp.	10,940	235,429
International Business Machines Corp.	470	97,158
Intuit, Inc.	62	37,839
Juniper Networks, Inc.	427	16,610
KLA Corp.	24	15,990
Lam Research Corp.	360	26,766
Marvell Technology, Inc.	373	29,881
Microchip Technology, Inc.	196	14,381
Micron Technology, Inc.	536	53,412
Microsoft Corp.	983	399,442
NetApp, Inc.	122	14,068
NVIDIA Corp.	1,318	174,978
Oracle Corp.	776	130,244
Palo Alto Networks, Inc.*	77	27,745
QUALCOMM, Inc.	747	121,589
Salesforce, Inc.	282	82,166
ServiceNow, Inc.*	37	34,521
Snowflake, Inc., Class A*	201	23,079
Synopsys, Inc.*	58	29,789
Texas Instruments, Inc.	136	27,630
Unity Software, Inc.*	693	13,915
Western Digital Corp.*	413	26,973
Workday, Inc., Class A*	149	34,844
Total Information Technology		2,787,101
Materials — 0.3%
Corteva, Inc.	347	21,139

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Total Common Stocks
(Cost $6,638,229)		$7,397,439
Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(b)
(Cost $3,759)	3,759	3,759
Total Investments — 100.0% (Cost $6,641,988)		7,401,198
Other Assets and Liabilities, Net — 0.0%(c)		2,685
Net Assets — 100.0%		$7,403,883

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $22,483; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $23,592.

(b)Reflects the 1-day yield at October 31, 2024.

(c)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,397,439	$—	$—	$7,397,439
Short-Term Investment:
Money Market Funds	3,759	—	—	3,759
Total Investments in Securities	$7,401,198	$—	$—	$7,401,198

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 97.7%
Belgium — 0.2%
UCB SA	81	$15,547
Brazil — 0.2%
MercadoLibre, Inc.*	7	14,260
Canada — 0.3%
Constellation Software, Inc.	3	9,037
Shopify, Inc., Class A*	146	11,408
Total Canada		20,445
China — 9.7%
Alibaba Group Holding Ltd.	5,620	68,349
Baidu, Inc., Class A*	2,446	28,064
BeiGene Ltd.*	920	14,413
BYD Co., Ltd., Class H	1,575	57,008
China Energy Engineering Corp., Ltd., Class H	152,645	20,616
China Petroleum & Chemical Corp., Class H	27,813	15,669
China Railway Group Ltd., Class H	80,278	40,065
Haier Smart Home Co., Ltd., Class H	3,526	12,813
JD.com, Inc., Class A	1,266	25,322
Kuaishou Technology*	2,541	15,002
Lenovo Group Ltd.	13,968	18,506
Li Auto, Inc., Class A*	1,282	17,710
Meituan, Class B*	1,372	32,207
Metallurgical Corp. of China Ltd., Class H	128,104	27,518
NetEase, Inc.	1,244	19,810
NIO, Inc., Class A*	2,753	14,749
NXP Semiconductors NV	70	16,415
PetroChina Co., Ltd., Class H	33,796	25,387
Tencent Holdings Ltd.	1,505	78,324
Trip.com Group Ltd.*	292	18,817
Weichai Power Co., Ltd., Class H	5,941	9,002
Xiaomi Corp., Class B*	9,380	32,214
ZTE Corp., Class H	12,296	30,746
Total China		638,726
Denmark — 0.8%
Genmab A/S*	41	9,158
Novo Nordisk A/S, Class B	405	44,986
Total Denmark		54,144
Finland — 0.6%
Nokia OYJ	8,871	41,653
France — 1.5%
Airbus SE	207	31,498
Dassault Systemes SE	276	9,427
L’Oreal SA	29	10,838
Renault SA	295	13,419
Safran SA	46	10,377
Thales SA	64	10,294
Valeo SE	1,375	13,280
Total France		99,133
Germany — 6.6%
BASF SE	360	17,449
Bayer AG	1,530	41,185
Bayerische Motoren Werke AG	874	68,621
Continental AG	619	38,480

	Shares	Value
Common Stocks (continued)
Germany (continued)
Daimler Truck Holding AG	423	$17,455
Infineon Technologies AG	553	17,426
Mercedes-Benz Group AG	844	51,037
Merck KGaA	125	20,627
SAP SE	251	58,532
Siemens AG	304	58,879
Siemens Energy AG*	282	11,490
Siemens Healthineers AG	315	16,405
Traton SE	576	18,385
Total Germany		435,971
Ireland — 0.1%
Accenture PLC, Class A	27	9,310
Italy — 0.1%
Telecom Italia SpA*	35,180	8,888
Japan — 7.6%
Aisin Corp.	1,136	11,951
Astellas Pharma, Inc.	1,439	16,962
Canon, Inc.	558	18,331
Chugai Pharmaceutical Co., Ltd.	198	9,541
Daiichi Sankyo Co., Ltd.	621	20,307
Denso Corp.	2,119	30,841
Eisai Co., Ltd.	233	7,920
FUJIFILM Holdings Corp.	334	8,067
Hitachi Ltd.	644	16,590
Honda Motor Co., Ltd.	4,807	49,151
Mitsubishi Electric Corp.	780	12,225
Nippon Telegraph & Telephone Corp.	13,873	13,452
Nissan Motor Co., Ltd.	12,252	33,074
Otsuka Holdings Co., Ltd.	309	18,809
Panasonic Holdings Corp.	3,197	25,983
Renesas Electronics Corp.	924	12,799
SoftBank Group Corp.	419	26,126
Sony Group Corp.	2,276	40,694
Sumitomo Chemical Co., Ltd.	3,569	9,609
Suzuki Motor Corp.	1,200	12,152
Takeda Pharmaceutical Co., Ltd.	1,369	38,322
TDK Corp.	902	10,910
Tokyo Electron Ltd.	70	10,753
Toyota Motor Corp.	2,787	49,080
Total Japan		503,649
Netherlands — 0.7%
ASML Holding NV	46	31,023
Koninklijke Philips NV*	502	13,145
Total Netherlands		44,168
Singapore — 0.3%
STMicroelectronics NV	642	17,442
South Korea — 4.1%
Hyundai Mobis Co., Ltd.	60	10,848
Hyundai Motor Co.	89	13,866
Kia Corp.	152	10,122
LG Display Co., Ltd.*	976	7,525
LG Electronics, Inc.	285	18,484
NAVER Corp.	99	12,195
Samsung Electronics Co., Ltd.	3,975	170,522
SK Hynix, Inc.	210	28,350
Total South Korea		271,912

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden — 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	4,943	$41,105
Volvo AB, B Shares	866	22,395
Total Sweden		63,500
Switzerland — 1.2%
ABB Ltd.	203	11,245
Novartis AG	611	66,280
Total Switzerland		77,525
Taiwan — 2.0%
Delta Electronics, Inc.	790	9,961
Hon Hai Precision Industry Co., Ltd.	5,228	34,511
MediaTek, Inc.	884	35,592
Taiwan Semiconductor Manufacturing Co., Ltd.	1,665	53,525
Total Taiwan		133,589
United Kingdom — 1.4%
AstraZeneca PLC	576	81,770
Unilever PLC	130	7,905
Total United Kingdom		89,675
United States — 59.3%
3M Co.	81	10,406
Abbott Laboratories	165	18,706
AbbVie, Inc.	268	54,637
Adobe, Inc.*	51	24,382
Advanced Micro Devices, Inc.*	269	38,755
Airbnb, Inc., Class A*	96	12,940
Alnylam Pharmaceuticals, Inc.*	27	7,198
Alphabet, Inc., Class A	1,958	335,033
Amazon.com, Inc.*	2,023	377,087
Amgen, Inc.	110	35,218
Analog Devices, Inc.	46	10,263
Apple, Inc.	932	210,548
Applied Materials, Inc.	113	20,519
Aptiv PLC*	126	7,161
Atlassian Corp., Class A*	92	17,346
Autodesk, Inc.*	36	10,217
Becton Dickinson & Co.	34	7,942
Biogen, Inc.*	69	12,006
Block, Inc.*	284	20,539
Boeing Co. (The)*	164	24,487
Boston Scientific Corp.*	120	10,082
Bristol-Myers Squibb Co.	1,343	74,899
Broadcom, Inc.	340	57,722
Cadence Design Systems, Inc.*	37	10,216
Caterpillar, Inc.	40	15,048
Cisco Systems, Inc.	1,057	57,892
Corning, Inc.	162	7,710
Corteva, Inc.	164	9,991
CSL Ltd.	59	11,089
Cummins, Inc.	34	11,185
Danaher Corp.	40	9,826
Datadog, Inc., Class A*	62	7,777
Deere & Co.	39	15,783
DoorDash, Inc., Class A*	53	8,305
eBay, Inc.	167	9,604
Edwards Lifesciences Corp.*	113	7,572
Electronic Arts, Inc.	120	18,102

	Shares	Value
Common Stocks (continued)
United States (continued)
Eli Lilly & Co.	76	$63,060
Expedia Group, Inc.*	65	10,160
Ford Motor Co.	5,187	53,374
GE HealthCare Technologies, Inc.	98	8,560
General Electric Co.	67	11,509
General Motors Co.	1,394	70,759
Gilead Sciences, Inc.	473	42,012
GSK PLC	2,796	50,056
Hewlett Packard Enterprise Co.	837	16,313
Honeywell International, Inc.	50	10,284
HP, Inc.	327	11,615
Illumina, Inc.*	68	9,802
Incyte Corp.*	249	18,456
Intel Corp.	5,187	111,624
International Business Machines Corp.	223	46,099
Intuit, Inc.	29	17,699
Intuitive Surgical, Inc.*	15	7,558
Johnson & Johnson	625	99,913
Juniper Networks, Inc.	202	7,858
KLA Corp.	12	7,995
Lam Research Corp.	170	12,639
Lockheed Martin Corp.	18	9,829
Lucid Group, Inc.*	2,052	4,535
Marvell Technology, Inc.	177	14,179
Medtronic PLC	210	18,742
Merck & Co., Inc.	1,077	110,199
Meta Platforms, Inc., Class A	481	273,006
Microchip Technology, Inc.	93	6,823
Micron Technology, Inc.	254	25,311
Microsoft Corp.	467	189,765
Moderna, Inc.*	451	24,516
Nestle SA	160	15,095
NetApp, Inc.	58	6,688
Netflix, Inc.*	27	20,413
Northrop Grumman Corp.	16	8,144
NVIDIA Corp.	627	83,241
Oracle Corp.	369	61,933
Palo Alto Networks, Inc.*	37	13,332
PayPal Holdings, Inc.*	265	21,014
Pfizer, Inc.	2,482	70,241
Pinterest, Inc., Class A*	254	8,075
Procter & Gamble Co. (The)	79	13,049
QUALCOMM, Inc.	356	57,946
Regeneron Pharmaceuticals, Inc.*	25	20,955
Rivian Automotive, Inc., Class A*(a)	1,076	10,868
ROBLOX Corp., Class A*	206	10,654
Roche Holding AG	387	119,900
RTX Corp.	165	19,963
Salesforce, Inc.	134	39,044
Sanofi SA	536	56,509
Schneider Electric SE	63	16,223
ServiceNow, Inc.*	17	15,861
Shell PLC	291	9,647
Snowflake, Inc., Class A*	95	10,908
Spotify Technology SA*	31	11,938
Stellantis NV	3,223	44,074
Stryker Corp.	26	9,263
Synopsys, Inc.*	28	14,381

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Tesla, Inc.*	129	$32,231
Texas Instruments, Inc.	65	13,205
Thermo Fisher Scientific, Inc.	15	8,195
Uber Technologies, Inc.*	290	20,895
Vertex Pharmaceuticals, Inc.*	118	56,166
Western Digital Corp.*	196	12,801
Workday, Inc., Class A*	71	16,603
Total United States		3,911,898
Total Common Stocks
(Cost $5,981,577)		6,451,435
Preferred Stock — 2.3%
Germany — 2.3%
Volkswagen AG, 10.21%
(Cost $228,553)	1,536	148,312
Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(d)(e)
(Cost $27,991)	27,991	$27,991
Total Investments — 100.4% (Cost $6,238,121)		6,627,738
Other Assets and Liabilities, Net — (0.4)%		(24,437)
Net Assets — 100.0%		$6,603,301

__________

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,645; total market value of collateral held by the Fund was $39,162. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $11,171.

(b)Less than 0.05%.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at October 31, 2024.

(e)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$6,451,435	$—	$—	$6,451,435
Preferred Stock	148,312	—	—	148,312
Warrants	—	—	0(g)	—
Short-Term Investment:
Money Market Fund	27,991	—	—	27,991
Total Investments in Securities	$6,627,738	$—	$0	$6,627,738

(f)For a complete listing of investments and their countries, see the Schedule of Investments.

(g)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Clean Oceans ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Austria — 0.7%
ams-OSRAM AG*	1,032	$9,965
Verbund AG	301	24,574
Total Austria		34,539

Brazil — 0.2%
Engie Brasil Energia SA	1,593	11,412

Canada — 0.5%
Boralex, Inc., Class A	531	12,750
Innergex Renewable Energy, Inc.	1,881	12,306
Total Canada		25,056

China — 2.9%
NXP Semiconductors NV	596	139,762

Denmark — 3.5%
AP Moller - Maersk A/S, Class B	25	39,302
Orsted A/S*	827	48,236
Vestas Wind Systems A/S*	4,311	81,012
Total Denmark		168,550

Finland — 1.4%
Stora Enso OYJ, Class R	2,492	27,649
Wartsila OYJ Abp	2,026	38,514
Total Finland		66,163

France — 5.1%
Dassault Systemes SE	2,920	99,731
Legrand SA	1,122	126,195
Neoen SA	296	12,677
Verallia SA	427	12,229
Total France		250,832

Germany — 11.2%
E.ON SE	9,760	131,548
Infineon Technologies AG	4,183	131,810
Nordex SE*	796	11,278
Puma SE	294	13,335
Siemens AG	812	157,268
Symrise AG	583	70,002
Zalando SE*	1,028	30,825
Total Germany		546,066

Ireland — 1.2%
Kingspan Group PLC	672	58,839

Italy — 3.3%
Enel SpA	20,112	152,187
ERG SpA	469	10,509
Total Italy		162,696

Japan — 3.3%
Azbil Corp.	1,548	12,205
Kurita Water Industries Ltd.	317	12,041
Nippon Yusen K.K.	1,829	61,693

	Shares	Value
Common Stocks (continued)
Japan (continued)
Omron Corp.	745	$29,834
Organo Corp.	279	13,316
Sekisui Chemical Co., Ltd.	1,532	21,825
TOTO Ltd.	366	10,308
Total Japan		161,222

Norway — 0.5%
Leroy Seafood Group ASA	2,678	12,261
TOMRA Systems ASA	820	11,664
Total Norway		23,925

Portugal — 1.1%
EDP SA	13,374	52,444

Singapore — 1.6%
STMicroelectronics NV	2,808	76,289

South Africa — 0.3%
Woolworths Holdings Ltd.	3,488	12,843

South Korea — 1.7%
HMM Co., Ltd.	2,068	25,655
Samsung SDI Co., Ltd.	241	57,107
Total South Korea		82,762

Spain — 7.1%
Acciona SA	94	11,981
Amadeus IT Group SA	1,924	139,113
Corp. ACCIONA Energias Renovables SA	549	11,301
EDP Renovaveis SA	793	10,658
Iberdrola SA	10,768	159,513
Vidrala SA	116	12,518
Total Spain		345,084

Sweden — 1.8%
Essity AB, B Shares	2,594	72,922
Thule Group AB	421	14,015
Total Sweden		86,937

Switzerland — 5.9%
ABB Ltd.	2,666	147,683
Givaudan SA	30	142,142
Total Switzerland		289,825

Taiwan — 1.6%
United Microelectronics Corp.	51,634	77,596

United Kingdom — 8.5%
Burberry Group PLC	1,447	14,574
DS Smith PLC	5,764	40,424
Kingfisher PLC	7,864	29,573
National Grid PLC	11,643	146,125
Pennon Group PLC	1,602	11,215
Spirax Group PLC	319	26,473

See notes to financial statements.

Schedule of Investments — NYLI Clean Oceans ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
SSE PLC	4,649	$105,254
United Utilities Group PLC	2,939	38,635
Total United Kingdom		412,273

United States — 36.6%
Acuity Brands, Inc.	135	40,593
American Water Works Co., Inc.	857	118,360
Avangrid, Inc.	356	12,713
Badger Meter, Inc.	129	25,806
Ball Corp.	1,356	80,343
Brookfield Renewable Corp., Class A	789	24,128
Enphase Energy, Inc.*	573	47,582
Exelon Corp.	4,012	157,672
First Solar, Inc.*	444	86,349
Ingersoll Rand, Inc.	1,671	160,416
Intel Corp.	6,933	149,198
Microsoft Corp.	366	148,724
NIKE, Inc., Class B	1,834	141,456
O-I Glass, Inc.*	1,001	11,121
Ormat Technologies, Inc.	170	13,433
Schneider Electric SE	601	154,767
Signify NV	516	12,616

	Shares	Value
Common Stocks (continued)
United States (continued)
Smurfit WestRock PLC	2,240	$115,360
SolarEdge Technologies, Inc.*(a)	522	8,905
Sun Communities, Inc.	540	71,647
Williams-Sonoma, Inc.	544	72,967
Xylem, Inc.	1,061	129,209
Total United States		1,783,365

Total Common Stocks
(Cost $4,921,040)		4,868,480

Total Investments — 100.0% (Cost $4,921,040)		4,868,480
Other Assets and Liabilities, Net — 0.0%(b)		(136)
Net Assets — 100.0%		$4,868,344

___________

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,419; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $4,468.

(b)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$4,868,480	$—	$—	$4,868,480

(c)For a complete listing of investments and their countries, see the Schedule of Investments.

For the year ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Cleaner Transport ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 97.5%
Brazil — 0.2%
Rumo SA	3,448	$11,853

Canada — 0.5%
Boralex, Inc., Class A	556	13,350
Innergex Renewable Energy, Inc.	1,970	12,889
Total Canada		26,239

China — 9.2%
BYD Co., Ltd., Class H	5,182	187,566
Geely Automobile Holdings Ltd.	15,841	27,833
Li Auto, Inc., Class A*	2,958	40,864
NIO, Inc.*(a)	5,117	26,097
NXP Semiconductors NV	625	146,563
Xinyi Solar Holdings Ltd.	34,019	17,459
XPeng, Inc., A Shares*	3,258	18,921
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,843	14,755
Total China		480,058

Denmark — 2.0%
AP Moller - Maersk A/S, Class B	15	23,581
Orsted A/S*	502	29,280
Vestas Wind Systems A/S*	2,618	49,197
Total Denmark		102,058

Finland — 0.4%
Wartsila OYJ Abp	1,225	23,287

France — 1.9%
Forvia SE	1,300	12,245
Legrand SA	680	76,481
Valeo SE	1,243	12,005
Total France		100,731

Germany — 10.9%
Bayerische Motoren Werke AG	840	65,951
E.ON SE	5,912	79,684
Infineon Technologies AG	3,472	109,406
Mercedes-Benz Group AG	2,322	140,412
Nordex SE*	834	11,816
Siemens AG	852	165,015
Total Germany		572,284

Italy — 0.2%
ERG SpA	491	11,002

Japan — 14.5%
Central Japan Railway Co.	1,793	37,525
Denso Corp.	4,781	69,585
East Japan Railway Co.	2,370	47,766
Hitachi Ltd.	6,531	168,243
Honda Motor Co., Ltd.	10,833	110,766
Koito Manufacturing Co., Ltd.	904	11,828
Panasonic Holdings Corp.	5,662	46,017
Shimano, Inc.	190	28,395
Sumitomo Electric Industries Ltd.	1,827	28,576

	Shares	Value
Common Stocks (continued)
Japan (continued)
TDK Corp.	5,026	$60,794
Toyota Motor Corp.	8,454	148,878
Total Japan		758,373

Portugal — 0.6%
EDP SA	8,122	31,849

Singapore — 0.9%
STMicroelectronics NV	1,705	46,322

South Korea — 1.7%
CS Wind Corp.	276	11,700
Hanwha Solutions Corp.	689	10,709
LG Energy Solution Ltd.*	106	31,301
Samsung SDI Co., Ltd.	146	34,596
Total South Korea		88,306

Spain — 3.9%
Acciona SA	99	12,618
Corp. ACCIONA Energias Renovables SA	574	11,815
EDP Renovaveis SA	830	11,156
Iberdrola SA	11,291	167,261
Total Spain		202,850

Sweden — 2.8%
Thule Group AB	441	14,681
Volvo AB, B Shares	5,017	129,738
Total Sweden		144,419

Switzerland — 3.2%
ABB Ltd.	2,795	154,829
Stadler Rail AG	404	11,540
Total Switzerland		166,369

Taiwan — 5.7%
Compal Electronics, Inc.	12,817	14,341
Delta Electronics, Inc.	4,756	59,970
Evergreen Marine Corp. Taiwan Ltd.	5,290	33,929
Taiwan High Speed Rail Corp.	14,232	12,948
Taiwan Semiconductor Manufacturing Co., Ltd.	5,430	174,560
Total Taiwan		295,748

United Kingdom — 2.9%
National Grid PLC	12,209	153,229

United States — 36.0%
Advanced Micro Devices, Inc.*	1,079	155,451
Alphabet, Inc., Class A	981	167,859
Apple, Inc.	700	158,137
Aptiv PLC*	722	41,031
Array Technologies, Inc.*	1,982	12,942
Bloom Energy Corp., Class A*	1,117	10,723
Enphase Energy, Inc.*	347	28,815

See notes to financial statements.

Schedule of Investments — NYLI Cleaner Transport ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Exelon Corp.	2,664	$104,695
First Solar, Inc.*	270	52,510
General Electric Co.	918	157,694
Intel Corp.	7,270	156,450
Itron, Inc.*	130	14,529
Lucid Group, Inc.*	3,309	7,313
NextEra Energy, Inc.	1,990	157,707
NEXTracker, Inc., Class A*	369	14,694
Plug Power, Inc.*(a)	7,075	13,867
Rivian Automotive, Inc., Class A*(a)	1,907	19,261
Schneider Electric SE	630	162,235
Sims Ltd.	1,785	14,848
SolarEdge Technologies, Inc.*(a)	547	9,332
Tesla, Inc.*	748	186,888
Texas Instruments, Inc.	748	151,964
Westinghouse Air Brake Technologies Corp.	463	87,035
Total United States		1,885,980

Total Common Stocks
(Cost $4,971,256)		5,100,957

Preferred Stock — 2.5%
Germany — 2.5%
Volkswagen AG, 10.21%
(Cost $233,652)	1,359	131,222

	Shares	Value
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(b)(c)
(Cost $17,530)	17,530	$17,530

Total Investments — 100.3% (Cost $5,222,438)		5,249,709
Other Assets and Liabilities, Net — (0.3)%		(15,255)
Net Assets — 100.0%		$5,234,454

__________

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $62,548; total market value of collateral held by the Fund was $67,626. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $50,096.

(b)Reflects the 1-day yield at October 31, 2024.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,100,957	$—	$—	$5,100,957
Preferred Stock	131,222	—	—	131,222
Short-Term Investment:
Money Market Fund	17,530	—	—	17,530
Total Investments in Securities	$5,249,709	$—	$—	$5,249,709
__________

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Engender Equality ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.7%
Interpublic Group of Cos., Inc. (The)	3,134	$92,140
Meta Platforms, Inc., Class A	184	104,435
New York Times Co. (The), Class A	1,797	100,344
Paramount Global, Class B	9,397	102,803
Verizon Communications, Inc.	2,171	91,464
Total Communication Services		491,186

Consumer Discretionary — 15.3%
DoorDash, Inc., Class A*	748	117,212
Etsy, Inc.*	1,813	93,261
Ford Motor Co.	9,045	93,073
General Motors Co.	2,084	105,784
Hasbro, Inc.	1,400	91,882
Hilton Worldwide Holdings, Inc.	448	105,213
Marriott International, Inc., Class A	421	109,468
McDonald’s Corp.	330	96,396
Service Corp. International	1,216	99,286
VF Corp.	5,380	111,420
Yum! Brands, Inc.	728	95,484
Total Consumer Discretionary		1,118,479

Consumer Staples — 16.1%
Clorox Co. (The)	589	93,386
Coca-Cola Co. (The)	1,355	88,495
Colgate-Palmolive Co.	927	86,869
Coty, Inc., Class A*	10,503	78,143
General Mills, Inc.	1,309	89,038
Hershey Co. (The)	488	86,659
J M Smucker Co. (The)	808	91,716
Kellanova	1,211	97,667
Kimberly-Clark Corp.	679	91,108
Mondelez International, Inc., Class A	1,293	88,545
PepsiCo, Inc.	553	91,842
Procter & Gamble Co. (The)	551	91,014
Walgreens Boots Alliance, Inc.	10,829	102,443
Total Consumer Staples		1,176,925

Financials — 18.1%
Affirm Holdings, Inc.*	2,217	97,216
Bank of America Corp.	2,498	104,466
Blackrock, Inc.	109	106,932
Citigroup, Inc.	1,677	107,613
Goldman Sachs Group, Inc. (The)	202	104,594
JPMorgan Chase & Co.	470	104,302
Mastercard, Inc., Class A	197	98,419
MetLife, Inc.	1,265	99,201
Moody’s Corp.	202	91,716
PayPal Holdings, Inc.*	1,378	109,276
S&P Global, Inc.	186	89,347
Wells Fargo & Co.	1,816	117,895
WEX, Inc.*	490	84,574
Total Financials		1,315,551

Health Care — 16.4%
Amgen, Inc.	292	93,487
Biogen, Inc.*	491	85,434
BioMarin Pharmaceutical, Inc.*	1,402	92,378

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Boston Scientific Corp.*	1,173	$98,555
Bristol-Myers Squibb Co.	1,959	109,253
Centene Corp.*	1,276	79,444
Charles River Laboratories International, Inc.*	481	85,897
Halozyme Therapeutics, Inc.*	1,553	78,535
Illumina, Inc.*	756	108,970
Johnson & Johnson	585	93,518
Merck & Co., Inc.	828	84,721
Neurocrine Biosciences, Inc.*	799	96,096
Organon & Co.	4,678	87,853
Total Health Care		1,194,141

Industrials — 6.9%
Cummins, Inc.	325	106,919
Lyft, Inc., Class A*	8,383	108,728
Uber Technologies, Inc.*	1,366	98,420
Verisk Analytics, Inc.	363	99,723
Xylem, Inc.	736	89,630
Total Industrials		503,420

Information Technology — 8.3%
Accenture PLC, Class A	277	95,515
Autodesk, Inc.*	366	103,871
Globant SA*	496	104,105
Intuit, Inc.	152	92,766
Keysight Technologies, Inc.*	655	97,601
Salesforce, Inc.	381	111,012
Total Information Technology		604,870

Materials — 8.0%
Albemarle Corp.	1,096	103,824
Alcoa Corp.	2,838	113,775
Dow, Inc.	1,933	95,452
Ecolab, Inc.	387	95,098
International Flavors & Fragrances, Inc.	943	93,762
Newmont Corp.	1,839	83,564
Total Materials		585,475

Real Estate — 4.1%
Ventas, Inc.	1,510	98,890
Welltower, Inc.	758	102,239
Zillow Group, Inc., Class C*	1,561	93,800
Total Real Estate		294,929

Total Common Stocks
(Cost $6,830,382)		7,284,976

Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(a)
(Cost $4,694)	4,694	4,694

See notes to financial statements.

Schedule of Investments — NYLI Engender Equality ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Total Investments — 100.0% (Cost $6,835,076)		$7,289,670
Other Assets and Liabilities, Net — 0.0%(b)		3,130
Net Assets — 100.0%		$7,292,800

__________

*Non-income producing securities.

(a)Reflects the 1-day yield at October 31, 2024.

(b)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$7,284,976	$—	$—	$7,284,976
Short-Term Investment:
Money Market Funds	4,694	—	—	4,694
Total Investments in Securities	$7,289,670	$—	$—	$7,289,670
__________

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Healthy Hearts ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Communication Services — 5.5%
Alphabet, Inc., Class A	2,808	$480,477

Consumer Discretionary — 14.3%
adidas AG	368	87,654
Asics Corp.	2,323	41,389
Basic-Fit NV*(a)	1,839	45,201
Columbia Sportswear Co.	568	45,707
Deckers Outdoor Corp.*	338	54,381
Dick’s Sporting Goods, Inc.	194	37,976
Feng TAY Enterprise Co., Ltd.	10,052	44,393
Garmin Ltd.	347	68,827
Giant Manufacturing Co., Ltd.	6,141	34,883
Moncler SpA	748	41,367
NIKE, Inc., Class B	2,642	203,777
On Holding AG, Class A*	977	46,329
Peloton Interactive, Inc., Class A*	9,845	83,683
Planet Fitness, Inc., Class A*	565	44,364
Pool Corp.	130	47,013
Puma SE	1,060	48,080
Shimano, Inc.	244	36,466
Thule Group AB	1,519	50,567
Topgolf Callaway Brands Corp.*	4,560	44,278
Under Armour, Inc., Class A*	5,966	51,009
Vail Resorts, Inc.	252	41,754
VF Corp.(a)	2,519	52,168
Total Consumer Discretionary		1,251,266

Consumer Staples — 2.1%
General Mills, Inc.	1,243	84,549
Glanbia PLC	2,590	42,880
Kellanova	644	51,939
Total Consumer Staples		179,368

Health Care — 70.4%
Abbott Laboratories	4,050	459,149
Acadia Healthcare Co., Inc.*	560	23,906
Asahi Intecc Co., Ltd.	2,501	40,513
AstraZeneca PLC	2,630	373,357
AtriCure, Inc.*	1,750	58,065
Bangkok Dusit Medical Services PCL	55,953	45,598
Beam Therapeutics, Inc.*(a)	1,720	37,685
Boston Scientific Corp.*	3,272	274,913
Bristol-Myers Squibb Co.	4,529	252,582
Bumrungrad Hospital PCL	6,338	51,087
Centene Corp.*	1,163	72,408
China Traditional Chinese Medicine Holdings Co., Ltd.*	84,400	25,838
Cytokinetics, Inc.*	804	41,004
Edwards Lifesciences Corp.*	1,324	88,721
Elevance Health, Inc.	516	209,372
Eli Lilly & Co.	478	396,616
Encompass Health Corp.	493	49,034
Fresenius SE & Co. KGaA*	1,242	45,197
HCA Healthcare, Inc.	415	148,877
IHH Healthcare Bhd	31,627	52,363
Inari Medical, Inc.*	1,061	51,352
iRhythm Technologies, Inc.*	647	46,869

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Johnson & Johnson	2,766	$442,173
Koninklijke Philips NV*	1,732	45,354
LivaNova PLC*	910	46,974
Medtronic PLC	2,864	255,612
Merit Medical Systems, Inc.*	475	46,864
Molina Healthcare, Inc.*	131	42,080
Netcare Ltd.	59,981	50,143
Nihon Kohden Corp.	3,407	51,197
Novartis AG	3,812	413,514
Novo Nordisk A/S, Class B	3,295	366,002
Penumbra, Inc.*	227	51,953
Pfizer, Inc.	15,814	447,536
Ramsay Health Care Ltd.	1,627	42,809
Rhythm Pharmaceuticals, Inc.*	970	46,298
Sanofi SA	2,535	267,258
Sawai Group Holdings Co., Ltd.	3,234	43,502
Select Medical Holdings Corp.	1,272	40,806
Siemens Healthineers AG	788	41,038
Tenet Healthcare Corp.*	277	42,941
United Therapeutics Corp.*	126	47,120
UnitedHealth Group, Inc.	777	438,617
Zealand Pharma A/S*	349	40,158
Total Health Care		6,154,455

Industrials — 1.7%
Fluidra SA	1,852	49,702
Hayward Holdings, Inc.*	3,091	50,260
Pentair PLC	517	51,245
Total Industrials		151,207

Information Technology — 5.7%
Apple, Inc.	2,003	452,498
Seiko Epson Corp.	2,464	45,430
Total Information Technology		497,928

Total Common Stocks
(Cost $7,578,682)		8,714,701

Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(b)(c)	45,370	45,370
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.83%(b)	4,432	4,432

Total Short-Term Investments
(Cost $49,802)		49,802

Total Investments — 100.3% (Cost $7,628,484)		8,764,503
Other Assets and Liabilities, Net — (0.3)%		(24,973)
Net Assets — 100.0%		$8,739,530

See notes to financial statements.

Schedule of Investments — NYLI Healthy Hearts ETF (continued)

October 31, 2024 (unaudited)

__________

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $130,970; total market value of collateral held by the Fund was $140,172. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $94,802.

(b)Reflects the 1-day yield at October 31, 2024.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,714,701	$—	$—	$8,714,701
Short-Term Investments:
Money Market Funds	49,802	—	—	49,802
Total Investments in Securities	$8,764,503	$—	$—	$8,764,503

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

Statements of Assets and Liabilities

October 31, 2024 (unaudited)

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI 500 International ETF	NYLI Candriam International Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$622,588,083	$226,124,352	$98,339,758	$195,769,718
Investments in affiliates, at value	75,135,887	—	—	—
Cash	709,052	649,326	—	—
Foreign currency(b)	—	—	16,156	—
Deposits at broker for swap contracts	500,000	—	—	—
Due from broker	553,145	—	—	—
Securities lending income receivable	74,999	66,549	1,628	568
Receivable for investments sold	—	8,913,067	52,374	17,451
Reclaims receivable	—	1,586,914	351,015	688,304
Dividend receivable	—	120,558	623,330	436,653
Total Assets	699,561,166	237,460,766	99,384,261	196,912,694

Liabilities
Collateral for investments on loan	73,614,816	7,671,209	—	355,939
Advisory fees payable	285,256	150,052	34,162	21,616
Trustee fees payable	5,188	4,953	633	1,709
Compliance fees payable	222	181	66	70
Payable for investments purchased	—	4,456,286	52,148	17,380
Due to broker	—	3,263,120	58,591	65,688
Cash due to custodian	—	—	9,262	—
Foreign currency due to custodian(b)	—	66,282	—	13,302
Unrealized depreciation on swap transactions	—	51,341	—	—
Accrued expenses and other liabilities	8,182	4,523	2,226	2,395
Total Liabilities	73,913,664	15,667,947	157,088	478,099
Net Assets	$625,647,502	$221,792,819	$99,227,173	$196,434,595

Composition of Net Assets
Paid-in capital	$679,527,716	$283,573,976	$94,529,252	$185,468,921
Total distributable earnings/(accumulated loss)	(53,880,214)	(61,781,157)	4,697,921	10,965,674
Net Assets	$625,647,502	$221,792,819	$99,227,173	$196,434,595

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	19,600,000	6,750,000	2,975,000	6,650,000
Net Asset Value Per Share	$31.92	$32.86	$33.35	$29.54
Investments, at cost	$606,830,912	$215,138,508	$99,773,116	$185,670,807
Investments in affiliates, at cost	$72,531,214	$—	$—	$—
(a)Market value of securities on loan	$115,869,854	$12,328,870	$—	$1,540,959
(b)Cost of foreign currency	$—	$—	$16,070	$—

Statements of Assets and Liabilities (continued)

October 31, 2024 (unaudited)

	NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity ETF	NYLI CBRE NextGen Real Estate ETF	NYLI FTSE International Equity Currency Neutral ETF
Assets
Investments, at value (including securities on loan)(a)	$228,059,783	$380,205,911	$37,281,564	$792,215,458
Cash	—	—	—	1,119
Restricted cash for forward foreign currency contracts	—	—	—	16,004,775
Foreign currency(b)	—	—	1,636	105,068
Dividend receivable	68,814	216,235	79,073	2,063,901
Reclaims receivable	2,776	—	20,847	1,067,120
Securities lending income receivable	970	241	626	190
Receivable for investments sold	—	—	7,233	16,729,839
Receivable for capital shares transactions	—	—	—	4,886,949
Unrealized appreciation on forward foreign currency contracts	—	—	—	17,099,264
Total Assets	228,132,343	380,422,387	37,390,979	850,173,683

Liabilities
Advisory fees payable	27,142	24,901	58,944	129,102
Trustee fees payable	660	3,475	257	1,973
Compliance fees payable	51	141	42	68
Payable for investments purchased	—	—	7,231	38,986,841
Deposits from brokers for forward foreign currency contracts	—	—	—	16,004,775
Collateral for investments on loan	—	—	—	440,829
Unrealized depreciation on forward foreign currency contracts	—	—	—	202,271
Accrued expenses and other liabilities	2,496	4,856	1,875	6,936
Total Liabilities	30,349	33,373	68,349	55,772,795
Net Assets	$228,101,994	$380,389,014	$37,322,630	$794,400,888

Composition of Net Assets
Paid-in capital	$207,562,600	$310,769,690	$38,740,702	$740,278,183
Total distributable earnings/(accumulated loss)	20,539,394	69,619,324	(1,418,072)	54,122,705
Net Assets	$228,101,994	$380,389,014	$37,322,630	$794,400,888

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	7,000,000	8,100,000	1,775,000	29,850,000
Net Asset Value Per Share	$32.59	$46.96	$21.03	$26.61
Investments, at cost	$207,555,724	$333,748,373	$35,511,288	$725,085,586
(a)Market value of securities on loan	$4,579,574	$3,220,066	$—	$990,132
(b)Cost of foreign currency	$—	$—	$1,633	$105,975

Statements of Assets and Liabilities (continued)

October 31, 2024 (unaudited)

	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF	NYLI Clean Oceans ETF	NYLI Cleaner Transport ETF
Assets
Investments, at value (including securities on loan)(a)	$7,401,198	$6,627,738	$4,868,480	$5,249,709
Foreign currency(b)	—	234	—	—
Dividend receivable	3,634	8,004	3,290	8,526
Securities lending income receivable	25	11	—	71
Reclaims receivable	—	7,088	12,226	19,686
Total Assets	7,404,857	6,643,075	4,883,996	5,277,992

Liabilities
Advisory fees payable	812	978	1,875	1,998
Trustee fees payable	39	152	40	56
Compliance fees payable	2	9	2	3
Cash due to custodian	—	10,507	13,646	23,853
Collateral for investments on loan	—	27,991	—	17,530
Foreign currency due to custodian(b)	—	—	2	—
Accrued expenses and other liabilities	121	137	87	98
Total Liabilities	974	39,774	15,652	43,538
Net Assets	$7,403,883	$6,603,301	$4,868,344	$5,234,454

Composition of Net Assets
Paid-in capital	$6,364,216	$6,594,129	$5,763,370	$6,136,290
Total distributable earnings/(accumulated loss)	1,039,667	9,172	(895,026)	(901,836)
Net Assets	$7,403,883	$6,603,301	$4,868,344	$5,234,454

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	225,000	225,000	225,000	225,000
Net Asset Value Per Share	$32.91	$29.35	$21.64	$23.26
Investments, at cost	$6,641,988	$6,238,121	$4,921,040	$5,222,438
(a)Market value of securities on loan	$22,483	$10,645	$4,419	$62,548
(b)Cost of foreign currency	$—	$233	$—	$—

Statements of Assets and Liabilities (continued)

October 31, 2024 (unaudited)

	NYLI Engender Equality ETF	NYLI Healthy Hearts ETF
Assets
Investments, at value (including securities on loan)(a)	$7,289,670	$8,764,503
Foreign currency(b)	—	55
Dividend receivable	6,023	7,160
Securities lending income receivable	10	29
Receivable for investments sold	—	324
Reclaims receivable	—	16,686
Total Assets	7,295,703	8,788,757

Liabilities
Advisory fees payable	2,787	3,315
Trustee fees payable	9	73
Compliance fees payable	1	3
Payable for investments purchased	—	325
Collateral for investments on loan	—	45,370
Accrued expenses and other liabilities	106	141
Total Liabilities	2,903	49,227
Net Assets	$7,292,800	$8,739,530

Composition of Net Assets
Paid-in capital	$7,042,828	$7,801,720
Total distributable earnings/(accumulated loss)	249,972	937,810
Net Assets	$7,292,800	$8,739,530

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	275,000	275,000
Net Asset Value Per Share	$26.52	$31.78
Investments, at cost	$6,835,076	$7,628,484
(a)Market value of securities on loan	$—	$130,970
(b)Cost of foreign currency	$—	$49

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI 500 International ETF	NYLI Candriam International Equity ETF
Investment Income
Dividend income*	$9,739,934	$1,522,981	$3,321,345	$2,406,863
Securities lending income, net of borrower rebates	338,959	90,781	20,830	5,714
Total investment income	10,078,893	1,613,762	3,342,175	2,412,577

Expenses
Advisory fees (See Note 3)	2,211,939	968,575	234,893	137,769
Trustee fees	28,124	13,371	8,425	9,013
Legal fees	9,023	2,803	2,720	2,901
Compliance fees	765	317	257	247
Miscellaneous	580	15	119	30
Total expenses	2,250,431	985,081	246,414	149,960
Waivers/Reimbursement (See Note 3)	(648,837)	—	(11,521)	(12,191)
Net expenses	1,601,594	985,081	234,893	137,769
Net investment income	8,477,299	628,681	3,107,282	2,274,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,937,396	(5,466,990)	1,655,556	(2,186,429)
Investment in affiliates	(29,348)	—	—	—
In-Kind redemptions	3,622,303	2,215,505	17,065,096	11,450,083
Affiliates in-kind redemptions	477,534	—	—	—
Swap transactions	(1,823,489)	(2,128,228)	11,974	(25,054)
Foreign currency transactions	—	(91,356)	(43,214)	(17,715)
Net realized gain (loss)	4,184,396	(5,471,069)	18,689,412	9,220,885
Net change in net unrealized appreciation (depreciation) on:
Investment securities	12,675,721	20,380,162	(15,364,215)	(5,832,679)
Investment in affiliates	1,658,596	—	—	—
Swap transactions	—	(51,341)	—	—
Foreign currency translations	—	(24,684)	5,046	24,352
Net change in net unrealized appreciation (depreciation)	14,334,317	20,304,137	(15,359,169)	(5,808,327)
Net realized and unrealized gain (loss)	18,518,713	14,833,068	3,330,243	3,412,558
Net Increase in Net Assets Resulting from Operations	$26,996,012	$15,461,749	$6,437,525	$5,687,366

*Net of foreign taxes withheld of:	$(6)	$16,638	$531,694	$241,327

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity ETF	NYLI CBRE NextGen Real Estate ETF	NYLI FTSE International Equity Currency Neutral ETF
Investment Income
Dividend income*	$1,614,258	$2,471,239	$2,657,062	$9,590,430
Securities lending income, net of borrower rebates	20,592	4,959	8,570	8,207
Total investment income	1,634,850	2,476,198	2,665,632	9,598,637

Expenses
Advisory fees (See Note 3)	168,632	169,927	425,404	664,119
Trustee fees	10,482	18,925	6,129	31,406
Legal fees	3,365	6,124	1,874	9,874
Compliance fees	287	520	191	835
Miscellaneous	12	29	40	1,970
Total expenses	182,778	195,525	433,638	708,204
Waivers/Reimbursement (See Note 3)	(14,146)	(25,602)	(8,235)	—
Net expenses	168,632	169,923	425,403	708,204
Net investment income	1,466,218	2,306,275	2,240,229	8,890,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(3,949,537)	(564,620)	(391,756)	(6,032,179)
In-Kind redemptions	6,938,540	33,727,792	13,360,865	—
Forward foreign currency contracts	—	—	—	(13,747,099)
Foreign currency transactions	—	—	(3,782)	(37,246)
Net realized gain (loss)	2,989,003	33,163,172	12,965,327	(19,816,524)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	16,366,781	2,541,850	9,289,861	11,914,441
Forward foreign currency contracts	—	—	—	11,351,406
Foreign currency translations	—	—	1,755	(30,306)
Net change in net unrealized appreciation	16,366,781	2,541,850	9,291,616	23,235,541
Net realized and unrealized gain (loss)	19,355,784	35,705,022	22,256,943	3,419,017
Net Increase in Net Assets Resulting from Operations	$20,822,002	$38,011,297	$24,497,172	$12,309,450

*Net of foreign taxes withheld of:	$3,474	$—	$71,274	$926,854

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF	NYLI Clean Oceans ETF	NYLI Cleaner Transport ETF
Investment Income
Dividend income*	$46,453	$67,466	$55,322	$66,187
Non-cash dividend income	—	—	4,756	4,798
Securities lending income, net of borrower rebates	417	30	68	885
Total investment income	46,870	67,496	60,146	71,870

Expenses
Advisory fees (See Note 3)	5,142	5,987	11,580	12,041
Trustee fees	355	268	252	265
Legal fees	113	92	81	85
Compliance fees	10	5	7	8
Miscellaneous fees	24	24	30	31
Total expenses	5,644	6,376	11,950	12,430
Waivers/Reimbursement (See Note 3)	(502)	(389)	(371)	(388)
Net expenses	5,142	5,987	11,579	12,042
Net investment income	41,728	61,509	48,567	59,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(92,477)	38,391	116,177	(2,303)
In-Kind redemptions	577,411	—	—	—
Foreign currency transactions	—	(517)	(1,714)	(1,450)
Net realized gain (loss)	484,934	37,874	114,463	(3,753)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	215,460	353,976	(197,262)	158,520
Foreign currency translations	—	75	130	149
Net change in net unrealized appreciation (depreciation)	215,460	354,051	(197,132)	158,669
Net realized and unrealized gain (loss)	700,394	391,925	(82,669)	154,916
Net Increase (Decrease) in Net Assets Resulting from Operations	$742,122	$453,434	$(34,102)	$214,744

*Net of foreign taxes withheld of:	$—	$6,699	$6,204	$9,072

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI Engender Equality ETF	NYLI Healthy Hearts ETF
Investment Income
Dividend income*	$65,119	$73,264
Securities lending income, net of borrower rebates	129	285
Total investment income	65,248	73,549

Expenses
Advisory fees (See Note 3)	16,147	20,377
Trustee fees	316	445
Legal fees	97	144
Compliance fees	9	13
Miscellaneous	42	29
Total expenses	16,611	21,008
Waivers/Reimbursement (See Note 3)	(464)	(631)
Net expenses	16,147	20,377
Net investment income	49,101	53,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	319,044	106,882
In-Kind redemptions	107,500	196,773
Foreign currency transactions	—	(472)
Net realized gain	426,544	303,183
Net change in net unrealized appreciation (depreciation) on:
Investment securities	102,598	396,914
Foreign currency translations	—	901
Net change in net unrealized appreciation	102,598	397,815
Net realized and unrealized gain (loss)	529,142	700,998
Net Increase in Net Assets Resulting from Operations	$578,243	$754,170

*Net of foreign taxes withheld of:	$—	$3,907

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF		NYLI Merger Arbitrage ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,477,299	$27,075,952	$628,681	$2,219,340
Net realized gain (loss)	4,184,396	12,508,502	(5,471,069)	3,448,640
Net change in net unrealized appreciation (depreciation)	14,334,317	9,525,741	20,304,137	(9,653,997)
Net increase (decrease) in net assets resulting from operations	26,996,012	49,110,195	15,461,749	(3,986,017)
Distributions to Shareholders	—	(25,206,630)	—	(4,247,100)

Capital Share Transactions
Proceeds from shares created	131,568,428	118,660,772	8,142,711	42,085,057
Cost of shares redeemed	(85,118,265)	(196,862,237)	(68,161,754)	(227,695,498)
Net increase (decrease) from capital share transactions	46,450,163	(78,201,465)	(60,019,043)	(185,610,441)
Total increase (decrease) in net assets	73,446,175	(54,297,900)	(44,557,294)	(193,843,558)

Net Assets
Beginning of period	552,201,327	606,499,227	266,350,113	460,193,671
End of period	$625,647,502	$552,201,327	$221,792,819	$266,350,113

Changes in Shares Outstanding
Shares outstanding, beginning of period	18,100,000	20,650,000	8,600,000	14,500,000
Shares created	4,200,000	3,950,000	250,000	1,350,000
Shares redeemed	(2,700,000)	(6,500,000)	(2,100,000)	(7,250,000)
Shares outstanding, end of period	19,600,000	18,100,000	6,750,000	8,600,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI 500 International ETF		NYLI Candriam International Equity ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,107,282	$6,286,753	$2,274,808	$5,152,672
Net realized gain	18,689,412	3,505,095	9,220,885	7,527,416
Net change in net unrealized appreciation (depreciation)	(15,359,169)	10,568,169	(5,808,327)	4,919,629
Net increase in net assets resulting from operations	6,437,525	20,360,017	5,687,366	17,599,717
Distributions to Shareholders	(4,945,096)	(8,016,543)	(3,504,374)	(5,430,434)

Capital Share Transactions
Proceeds from shares created	5,075,867	18,292,395	44,652,013	12,937,639
Cost of shares redeemed	(101,173,268)	(32,835,329)	(34,825,343)	(33,353,346)
Net increase (decrease) from capital share transactions	(96,097,401)	(14,542,934)	9,826,670	(20,415,707)
Total increase (decrease) in net assets	(94,604,972)	(2,199,460)	12,009,662	(8,246,424)

Net Assets
Beginning of period	193,832,145	196,031,605	184,424,933	192,671,357
End of period	$99,227,173	$193,832,145	$196,434,595	$184,424,933

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,775,000	6,200,000	6,350,000	7,050,000
Shares created	150,000	575,000	1,475,000	475,000
Shares redeemed	(2,950,000)	(1,000,000)	(1,175,000)	(1,175,000)
Shares outstanding, end of period	2,975,000	5,775,000	6,650,000	6,350,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam U.S. Mid Cap Equity ETF		NYLI Candriam U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,466,218	$2,161,807	$2,306,275	$4,704,679
Net realized gain	2,989,003	5,864,642	33,163,172	46,574,257
Net change in net unrealized appreciation	16,366,781	3,909,355	2,541,850	21,896,028
Net increase in net assets resulting from operations	20,822,002	11,935,804	38,011,297	73,174,964
Distributions to Shareholders	(1,242,354)	(1,926,760)	(2,233,873)	(4,665,767)

Capital Share Transactions
Proceeds from shares created	42,361,289	242,619,993	67,869,924	94,579,862
Cost of shares redeemed	(32,749,230)	(59,067,443)	(91,193,649)	(171,598,128)
Net increase (decrease) from capital share transactions	9,612,059	183,552,550	(23,323,725)	(77,018,266)
Total increase (decrease) in net assets	29,191,707	193,561,594	12,453,699	(8,509,069)

Net Assets
Beginning of period	198,910,287	5,348,693	367,935,315	376,444,384
End of period	$228,101,994	$198,910,287	$380,389,014	$367,935,315

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,675,000	200,000	8,625,000	10,550,000
Shares created	1,375,000	8,475,000	1,475,000	2,350,000
Shares redeemed	(1,050,000)	(2,000,000)	(2,000,000)	(4,275,000)
Shares outstanding, end of period	7,000,000	6,675,000	8,100,000	8,625,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI CBRE NextGen Real Estate ETF		NYLI FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,240,229	$2,124,756	$8,890,433	$12,200,876
Net realized gain (loss)	12,965,327	(813,345)	(19,816,524)	5,648,932
Net change in net unrealized appreciation (depreciation)	9,291,616	(5,237,849)	23,235,541	45,114,094
Net increase (decrease) in net assets resulting from operations	24,497,172	(3,926,438)	12,309,450	62,963,902
Distributions to Shareholders	(2,525,882)	(1,934,018)	(10,014,885)	(8,859,486)

Capital Share Transactions
Proceeds from shares created	3,348,483	129,663,485	212,564,559	204,782,495
Cost of shares redeemed	(125,099,697)	(10,201,607)	—	(4,587,867)
Net increase (decrease) from capital share transactions	(121,751,214)	119,461,878	212,564,559	200,194,628
Total increase (decrease) in net assets	(99,779,924)	113,601,422	214,859,124	254,299,044

Net Assets
Beginning of period	137,102,554	23,501,132	579,541,764	325,242,720
End of period	$37,322,630	$137,102,554	$794,400,888	$579,541,764

Changes in Shares Outstanding
Shares outstanding, beginning of period	7,425,000	1,200,000	22,000,000	13,800,000
Shares created	175,000	6,750,000	7,850,000	8,400,000
Shares redeemed	(5,825,000)	(525,000)	—	(200,000)
Shares outstanding, end of period	1,775,000	7,425,000	29,850,000	22,000,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF		NYLI Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$41,728	$71,136	$61,509	$144,908
Net realized gain	484,934	537,656	37,874	724,241
Net change in net unrealized appreciation	215,460	856,012	354,051	214,401
Net increase in net assets resulting from operations	742,122	1,464,804	453,434	1,083,550
Distributions to Shareholders	(41,322)	(71,777)	(62,057)	(153,927)

Capital Share Transactions
Proceeds from shares created	1,658,641	2,192,749	—	11,965,671
Cost of shares redeemed	(1,650,377)	(1,493,391)	—	(12,434,368)
Net increase (decrease) from capital share transactions	8,264	699,358	—	(468,697)
Total increase in net assets	709,064	2,092,385	391,377	460,926

Net Assets
Beginning of period	6,694,819	4,602,434	6,211,924	5,750,998
End of period	$7,403,883	$6,694,819	$6,603,301	$6,211,924

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,000	200,000	225,000	250,000
Shares created	50,000	75,000	—	475,000
Shares redeemed	(50,000)	(50,000)	—	(500,000)
Shares outstanding, end of period	225,000	225,000	225,000	225,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Clean Oceans ETF		NYLI Cleaner Transport ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$48,567	$56,033	$59,828	$109,007
Net realized gain (loss)	114,463	21,806	(3,753)	195,028
Net change in net unrealized appreciation (depreciation)	(197,132)	215,799	158,669	383,776
Net increase (decrease) in net assets resulting from operations	(34,102)	293,638	214,744	687,811
Distributions to Shareholders	(64,303)	(86,420)	(64,616)	(167,834)

Capital Share Transactions
Proceeds from shares created	—	—	—	1,122,264
Cost of shares redeemed	—	(550,923)	—	(2,746,505)
Net decrease from capital share transactions	—	(550,923)	—	(1,624,241)
Total increase (decrease) in net assets	(98,405)	(343,705)	150,128	(1,104,264)

Net Assets
Beginning of period	4,966,749	5,310,454	5,084,326	6,188,590
End of period	$4,868,344	$4,966,749	$5,234,454	$5,084,326

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,000	250,000	225,000	300,000
Shares created	—	—	—	50,000
Shares redeemed	—	(25,000)	—	(125,000)
Shares outstanding, end of period	225,000	225,000	225,000	225,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Engender Equality ETF		NYLI Healthy Hearts ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$49,101	$89,047	$53,172	$111,056
Net realized gain	426,544	214,026	303,183	385,752
Net change in net unrealized appreciation (depreciation)	102,598	299,568	397,815	(100,739)
Net increase in net assets resulting from operations	578,243	602,641	754,170	396,069
Distributions to Shareholders	(47,509)	(88,941)	(55,364)	(106,617)

Capital Share Transactions
Proceeds from shares created	616,268	1,144,538	—	749,995
Cost of shares redeemed	(627,554)	(551,973)	(777,195)	(741,449)
Net increase (decrease) from capital share transactions	(11,286)	592,565	(777,195)	8,546
Total increase (decrease) in net assets	519,448	1,106,265	(78,389)	297,998

Net Assets
Beginning of period	6,773,352	5,667,087	8,817,919	8,519,921
End of period	$7,292,800	$6,773,352	$8,739,530	$8,817,919

Changes in Shares Outstanding
Shares outstanding, beginning of period	275,000	250,000	300,000	300,000
Shares created	25,000	50,000	—	25,000
Shares redeemed	(25,000)	(25,000)	(25,000)	(25,000)
Shares outstanding, end of period	275,000	275,000	275,000	300,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$30.51		$29.37	$29.76		$32.02	$29.41	$30.29

Income from Investment Operations
Net investment income(a)(b)	0.45		1.33	0.72		0.41	0.42	0.75
Net realized and unrealized gain (loss)	0.96		1.04	(0.54)		(2.65)	2.79	(1.04)
Distributions of net realized gains from investments in other investment companies	—		—	—		0.07	0.03	0.00 (c)
Net increase (decrease) in net assets resulting from investment operations	1.41		2.37	0.18		(2.17)	3.24	(0.29)

Distributions from:
Net investment income	—		(1.23)	(0.57)		(0.09)	(0.63)	(0.59)
Net asset value, end of period	$31.92		$30.51	$29.37		$29.76	$32.02	$29.41
Market price, end of period	$31.92		$30.49	$29.38		$29.75	$32.01	$29.34

Total Return
Total investment return based on net asset value(d)	4.63%		8.11%	0.68%		(6.80)%	11.01%	(1.04)%
Total investment return based on market price (e)	4.69%		8.00%	0.73%		(6.80)%	11.26%	(1.26)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$625,648		$552,201	$606,499		$757,270	$795,577	$739,660
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.54	%(g)	0.54%	0.55	%(h)	0.54%	0.54%	0.54%
Expenses excluding waivers/reimbursements(f)	0.76	%(g)	0.76%	0.77%		0.76%	0.76%	0.76%
Net investment income(b)	2.87	%(g)	4.43%	2.50%		1.29%	1.35%	2.49%
Portfolio turnover rate(i)	19%		151%	94%		138%	163%	166%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Merger Arbitrage ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.97		$31.74	$31.81	$33.62	$31.53	$31.50

Income from Investment Operations
Net investment income(a)(b)	0.08		0.17	0.43	0.09	0.31	0.14
Net realized and unrealized gain (loss)	1.81		(0.56)	(0.50)	(1.90)	2.55	(0.11)
Distributions of net realized gains from investments in other investment companies	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net increase (decrease) in net assets resulting from investment operations	1.89		(0.39)	(0.07)	(1.81)	2.86	0.03

Distributions from:
Net investment income	—		(0.38)	—	—	(0.77)	—
Net asset value, end of period	$32.86		$30.97	$31.74	$31.81	$33.62	$31.53
Market price, end of period	$32.84		$30.90	$31.72	$31.78	$33.67	$31.45

Total Return
Total investment return based on net asset value(d)	6.04%		(1.25)%	(0.21)%	(5.38)%	9.07%	0.10%
Total investment return based on market price(e)	6.28%		(1.42)%	(0.19)%	(5.61)%	9.53%	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$221,793		$266,350	$460,194	$591,634	$746,279	$723,582
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.76%	0.77%	0.76%	0.76%	0.76%
Net investment income(b)	0.49	%(g)	0.55%	1.36%	0.28%	0.94%	0.42%
Portfolio turnover rate(h)	146%		386%	367%	314%	313%	308%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI 500 International ETF
	For the Six Months Ended October 31, 2024 (unaudited)		, , , , , and For the Year Ended April 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.56		$31.62	$30.08	$32.58	$22.29	$27.64

Income from Investment Operations
Net investment income(a)(b)	0.57		1.01	1.01	1.03	0.77	0.72
Net realized and unrealized gain (loss)	0.12		2.21	1.53	(2.35)	10.19	(5.40)
Net increase (decrease) in net assets resulting from investment operations	0.69		3.22	2.54	(1.32)	10.96	(4.68)

Distributions from:
Net investment income	(0.90)		(1.28)	(1.00)	(1.18)	(0.67)	(0.67)
Net asset value, end of period	$33.35		$33.56	$31.62	$30.08	$32.58	$22.29
Market price, end of period	$33.32		$33.33	$31.70	$29.74	$32.52	$22.10

Total Return
Total investment return based on net asset value(c)	2.10%		10.49%	8.93%	(4.29)%	49.88%	(17.33)%
Total investment return based on market price(d)	2.71%		9.42%	10.47%	(5.21)%	50.94%	(18.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,227		$193,832	$196,032	$210,578	$244,336	$218,451
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses excluding waivers/reimbursements(e)	0.26	%(f)	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income(b)	3.31	%(f)	3.17%	3.56%	3.15%	2.86%	2.81%
Portfolio turnover rate(g)	18%		17%	20%	19%	9%	13%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam International Equity ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,				For the Period December 17, 2019(a) to April 30, 2020
			2024	2023	2022	2021
Net asset value, beginning of period	$29.04		$27.33	$26.16	$29.21	$21.00	$25.19

Income from Investment Operations
Net investment income(b)c)	0.38		0.74	0.79	0.85	0.62	0.26
Net realized and unrealized gain (loss)	0.67		1.76	1.16	(3.05)	8.01	(4.34)
Net increase (decrease) in net assets resulting from investment operations	1.05		2.50	1.95	(2.20)	8.63	(4.08)

Distributions from:
Net investment income	(0.55)		(0.79)	(0.78)	(0.85)	(0.42)	(0.11)
Net asset value, end of period	$29.54		$29.04	$27.33	$26.16	$29.21	$21.00
Market price, end of period	$29.56		$28.77	$27.40	$25.79	$29.25	$20.87

Total Return
Total investment return based on net asset value(d)	3.62%		9.34%	7.98%	(7.82)%	41.45%	(16.18)%
Total investment return based on market price(e)	4.67%		8.03%	9.81%	(9.25)%	42.51%	(16.68	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,435		$184,425	$192,671	$198,798	$186,951	$46,196
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15	%(h)	0.15%	0.15%	0.15%	0.15%	0.15	%(h)
Expenses excluding waivers/reimbursements(g)	0.16	%(h)	0.16%	0.16%	0.16%	0.16%	0.16	%(h)
Net investment income(c)	2.48	%(h)	2.71%	3.19%	2.90%	2.41%	3.20	%(h)
Portfolio turnover rate(i)	9%		26%	17%	10%	21%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Candriam U.S. Mid Cap Equity ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30, 2024	For the Period October 25, 2022(a) to April 30, 2023
Net asset value, beginning of period	$29.80		$26.74	$25.00

Income from Investment Operations
Net investment income(b)c)	0.21		0.41	0.23
Net realized and unrealized gain (loss)	2.75		2.99	1.69
Net increase (decrease) in net assets resulting from investment operations	2.96		3.40	1.92

Distributions from:
Net investment income	(0.17)		(0.34)	(0.18)
Net asset value, end of period	$32.59		$29.80	$26.74
Market price, end of period	$32.58		$29.80	$26.75

Total Return
Total investment return based on net asset value(d)	9.93%		12.72%	6.85%
Total investment return based on market price(e)	9.91%		12.69%	6.88	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228,102		$198,910	$5,349
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15	%(h)	0.15%	0.15	%(h)
Expenses excluding waivers/reimbursements(g)	0.16	%(h)	0.16%	0.19	%(h)
Net investment income(c)	1.30	%(h)	1.44%	1.65	%(h)
Portfolio turnover rate(i)	25%		38%	13%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,				For the Period December 17, 2019(a) to April 30, 2020
			2024	2023	2022	2021
Net asset value, beginning of period	$42.66		$35.68	$35.56	$35.56	$24.13	$25.18

Income from Investment Operations
Net investment income(b)c)	0.28		0.50	0.49	0.46	0.42	0.15
Net realized and unrealized gain (loss)	4.28		6.97	0.11	(0.01)	11.32	(1.08)
Net increase (decrease) in net assets resulting from investment operations	4.56		7.47	0.60	0.45	11.74	(0.93)

Distributions from:
Net investment income	(0.26)		(0.49)	(0.48)	(0.45)	(0.31)	(0.12)
Net asset value, end of period	$46.96		$42.66	$35.68	$35.56	$35.56	$24.13
Market price, end of period	$46.93		$42.65	$35.68	$35.58	$35.57	$24.12

Total Return
Total investment return based on net asset value(d)	10.70%		21.01%	1.81%	1.21%	48.85%	(3.59)%
Total investment return based on market price(e)	10.65%		20.99%	1.75%	1.23%	49.00%	(3.64	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380,389		$367,935	$376,444	$428,535	$410,702	$6,034
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.09	%(h)	0.09%	0.09%	0.09%	0.09%	0.09	%(h)
Expenses excluding waivers/reimbursements(g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10%	0.11	%(h)
Net investment income(c)	1.22	%(h)	1.27%	1.45%	1.21%	1.35%	1.67	%(h)
Portfolio turnover rate(i)	22%		15%	19%	5%	21%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI CBRE NextGen Real Estate ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$18.46		$19.58	$24.37		$25.52	$17.32	$25.13

Income from Investment Operations
Net investment income(a)(b)	0.33		0.57	0.51		0.41	0.33	0.66
Net realized and unrealized gain (loss)	2.60		(1.15)	(4.46)		(0.58)	8.67	(7.16)
Net increase (decrease) in net assets resulting from investment operations	2.93		(0.58)	(3.95)		(0.17)	9.00	(6.50)

Distributions from:
Net investment income	(0.36)		(0.54)	(0.84)		(0.98)	(0.32)	(0.62)
Return of capital	—		—	—		—	(0.48)	(0.69)
Total distributions from net investment income and return of capital	(0.36)		(0.54)	(0.84)		(0.98)	(0.80)	(1.31)
Net asset value, end of period	$21.03		$18.46	$19.58		$24.37	$25.52	$17.32
Market price, end of period	$20.99		$18.41	$19.58		$24.35	$25.51	$17.30

Total Return
Total investment return based on net asset value(c)	15.91%		(3.07)%	(16.22)%		(0.76)%	53.54%	(27.15)%
Total investment return based on market price(d)	16.05%		(3.33)%	(16.15)%		(0.84)%	53.68%	(27.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,323		$137,103	$23,501		$40,218	$52,309	$40,702
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.60	%(f)	0.60%	0.66	%(g)	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements(e)	0.61	%(f)	0.61%	0.66%		0.70%	0.70%	0.70%
Net investment income(b)	3.16	%(f)	2.99%	2.45%		1.58%	1.66%	2.72%
Portfolio turnover rate(h)	17%		24%	137%		31%	38%	26%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)The Ratio includes non-recurring costs associated with a proxy statement of 0.02%.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.34		$23.57	$22.88	$24.34	$18.02	$20.59

Income from Investment Operations
Net investment income(a)(b)	0.34		0.68	0.71	0.67	0.51	0.56
Net realized and unrealized gain (loss)	0.34		2.61	1.05	(1.40)	6.28	(2.51)
Net increase (decrease) in net assets resulting from investment operations	0.68		3.29	1.76	(0.73)	6.79	(1.95)

Distributions from:
Net investment income	(0.41)		(0.52)	(0.82)	(0.73)	(0.47)	(0.62)
Net realized gain	—		—	(0.25)	—	—	—
Total distributions from net investment income and realized gains	(0.41)		(0.52)	(1.07)	(0.73)	(0.47)	(0.62)
Net asset value, end of period	$26.61		$26.34	$23.57	$22.88	$24.34	$18.02
Market price, end of period	$26.57		$26.20	$23.68	$22.60	$24.36	$17.83

Total Return
Total investment return based on net asset value(c)	2.58%		14.16%	8.31%	(3.16)%	38.14%	(9.74)%
Total investment return based on market price(d)	2.96%		13.01%	10.19%	(4.45)%	39.70%	(10.94)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$794,401		$579,542	$325,243	$265,421	$310,388	$249,575
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.20	%(f)	0.20%	0.21%	0.20%	0.20%	0.20%
Expenses excluding waivers/reimbursements(e)	0.20	%(f)	0.20%	0.26%	0.36%	0.36%	0.36%
Net investment income(b)	2.54	%(f)	2.79%	3.25%	2.72%	2.41%	2.78%
Portfolio turnover rate(g)	6%		11%	14%	8%	10%	8%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI U.S. Large Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,		For the Period February 8, 2022(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$29.75		$23.01	$22.47	$24.83

Income from Investment Operations
Net investment income(b)(c)	0.19		0.34	0.31	0.07
Net realized and unrealized gain (loss)	3.14		6.74	0.54	(2.39)
Net increase (decrease) in net assets resulting from investment operations	3.33		7.08	0.85	(2.32)

Distributions from:
Net investment income	(0.17)		(0.34)	(0.31)	(0.04)
Net asset value, end of period	$32.91		$29.75	$23.01	$22.47
Market price, end of period	$32.97		$29.77	$23.02	$22.45

Total Return
Total investment return based on net asset value(d)	11.15%		30.90%	3.95%	(9.37)%
Total investment return based on market price(e)	11.30%		30.92%	4.08%	(9.43	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,404		$6,695	$4,602	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.14	%(h)	0.14%	0.14%	0.14	%(h)
Expenses excluding waivers/reimbursements(g)	0.15	%(h)	0.15%	0.16%	0.15	%(h)
Net investment income(c)	1.14	%(h)	1.25%	1.45%	1.21	%(h)
Portfolio turnover rate(i)	6%		17%	23%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,		For the Period February 8, 2022(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$27.61		$23.00	$22.29	$24.92

Income from Investment Operations
Net investment income(b)(c)	0.27		0.39	0.46	0.12
Net realized and unrealized gain (loss)	1.75		4.66	0.71	(2.69)
Net increase (decrease) in net assets resulting from investment operations	2.02		5.05	1.17	(2.57)

Distributions from:
Net investment income	(0.28)		(0.44)	(0.46)	(0.06)
Net asset value, end of period	$29.35		$27.61	$23.00	$22.29
Market price, end of period	$29.31		$27.50	$23.05	$22.12

Total Return
Total investment return based on net asset value(d)	7.29%		22.13%	5.54%	(10.35)%
Total investment return based on market price(e)	7.57%		21.41%	6.54%	(11.03	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,603		$6,212	$5,751	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.18	%(h)	0.18%	0.18%	0.18	%(h)
Expenses excluding waivers/reimbursements(g)	0.19	%(h)	0.20%	0.20%	0.19	%(h)
Net investment income(c)	1.85	%(h)	1.53%	2.19%	2.15	%(h)
Portfolio turnover rate(i)	14%		33%	27%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Clean Oceans ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,			For the Period October 21, 2021(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$22.07		$21.24	$21.03		$25.00

Income from Investment Operations
Net investment income(b)(c)	0.22		0.25	0.42		0.24
Net realized and unrealized gain (loss)	(0.36)		0.96	0.09		(4.07)
Net increase (decrease) in net assets resulting from investment operations	(0.14)		1.21	0.51		(3.83)

Distributions from:
Net investment income	(0.29)		(0.38)	(0.30)		(0.14)
Net asset value, end of period	$21.64		$22.07	$21.24		$21.03
Market price, end of period	$21.63		$21.97	$21.25		$20.84

Total Return
Total investment return based on net asset value(d)	(0.74)%		5.77%	2.59%		(15.36)%
Total investment return based on market price(e)	(0.30)%		5.23%	3.55%		(16.13	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,868		$4,967	$5,310		$5,257
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.45%	0.46	%(i)	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.46%	0.47%		0.46	%(h)
Net investment income(c)	1.89	%(h)	1.17%	2.15%		1.93	%(h)
Portfolio turnover rate(j)	33%		71%	69%		25%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Cleaner Transport ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,			For the Period October 21, 2021(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$22.60		$20.63	$20.59		$25.00

Income from Investment Operations
Net investment income(b)(c)	0.27		0.40	0.58		0.13
Net realized and unrealized gain (loss)	0.68		2.23	(0.09)		(4.45)
Net increase (decrease) in net assets resulting from investment operations	0.95		2.63	0.49		(4.32)

Distributions from:
Net investment income	(0.29)		(0.66)	(0.45)		(0.09)
Net asset value, end of period	$23.26		$22.60	$20.63		$20.59
Market price, end of period	$23.19		$22.50	$20.63		$20.24

Total Return
Total investment return based on net asset value(d)	4.22%		12.74%	2.59%		(17.30)%
Total investment return based on market price(e)	4.34%		12.25%	4.39%		(18.72	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,234		$5,084	$6,189		$6,177
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.45%	0.46	%(i)	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.46%	0.47%		0.46	%(h)
Net investment income(c)	2.24	%(h)	1.84%	2.94%		1.00	%(h)
Portfolio turnover rate(j)	24%		68%	56%		19%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Engender Equality ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,		For the Period October 21, 2021(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$24.63		$22.67	$21.82	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.18		0.36	0.30	0.20
Net realized and unrealized gain (loss)	1.88		1.95	0.87	(3.22)
Net increase (decrease) in net assets resulting from investment operations	2.06		2.31	1.17	(3.02)

Distributions from:
Net investment income	(0.17)		(0.35)	(0.32)	(0.16)
Net asset value, end of period	$26.52		$24.63	$22.67	$21.82
Market price, end of period	$26.51		$24.61	$22.67	$21.79

Total Return
Total investment return based on net asset value(d)	8.39%		10.31%	5.46%	(12.10)%
Total investment return based on market price(e)	8.44%		10.21%	5.63%	(12.24	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,293		$6,773	$5,667	$5,456
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.45%	0.45%	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.46%	0.47%	0.46	%(h)
Net investment income(c)	1.37	%(h)	1.55%	1.40%	1.61	%(h)
Portfolio turnover rate(i)	38%		66%	77%	35%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Healthy Hearts ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,				For the Period January 14, 2021(a) to April 30, 2021
			2024	2023		2022
Net asset value, beginning of period	$29.39		$28.40	$27.57		$26.24	$24.93

Income from Investment Operations
Net investment income(b)(c)	0.19		0.37	0.33		0.32	0.14
Net realized and unrealized gain (loss)	2.39		0.97	0.83		1.33	1.26
Net increase (decrease) in net assets resulting from investment operations	2.58		1.34	1.16		1.65	1.40

Distributions from:
Net investment income	(0.19)		(0.35)	(0.33)		(0.32)	(0.09)
Net asset value, end of period	$31.78		$29.39	$28.40		$27.57	$26.24
Market price, end of period	$31.78		$29.34	$28.43		$27.51	$26.28

Total Return
Total investment return based on net asset value(d)	8.77%		4.75%	4.35%		6.32%	5.62%
Total investment return based on market price(e)	8.97%		4.45%	4.70%		5.89%	5.77	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,740		$8,818	$8,520		$6,893	$6,559
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.45%	0.46	%(i)	0.45%	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.46%	0.47%		0.47%	0.46	%(h)
Net investment income(c)	1.17	%(h)	1.30%	1.26%		1.15%	1.92	%(h)
Portfolio turnover rate(j)	13%		34%	55%		31%	14%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2024 (unaudited)

1. ORGANIZATION

New York Life Investments ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fourteen operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
NYLI Merger Arbitrage ETF	Non-diversified	November 17, 2009
NYLI 500 International ETF	Diversified	December 13, 2018
NYLI Candriam International Equity ETF	Diversified	December 17, 2019
NYLI Candriam U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
NYLI Candriam U.S. Large Cap Equity ETF	Diversified	December 17, 2019
NYLI CBRE NextGen Real Estate ETF	Diversified	June 14, 2011
NYLI FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
NYLI U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
NYLI Global Equity R&D Leaders ETF	Non-diversified	February 8, 2022
NYLI Clean Oceans ETF	Diversified	October 21, 2021
NYLI Cleaner Transport ETF	Diversified	October 21, 2021
NYLI Engender Equality ETF	Diversified	October 21, 2021
NYLI Healthy Hearts ETF	Non-diversified	January 14, 2021

*Fund is “fund of funds”, meaning that it seeks to achieve its investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:

Fund	Underlying Index
NYLI Hedge Multi-Strategy Tracker ETF	NYLI Hedge Multi-Strategy Index
NYLI Merger Arbitrage ETF	NYLI Merger Arbitrage Index
NYLI 500 International ETF	NYLI 500 International Index
NYLI Candriam International Equity ETF	NYLI Candriam International Equity Index
NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Mid Cap Equity Index
NYLI Candriam U.S. Large Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity Index
NYLI CBRE NextGen Real Estate ETF	NYLI CBRE NextGen Real Estate Index
NYLI FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
NYLI U.S. Large Cap R&D Leaders ETF	NYLI U.S. Large Cap R&D Leaders Index
NYLI Global Equity R&D Leaders ETF	NYLI Global Equity R&D Leaders Index
NYLI Clean Oceans ETF	NYLI Candriam Clean Oceans Index
NYLI Cleaner Transport ETF	NYLI Candriam Cleaner Transport Index
NYLI Engender Equality ETF	Solactive Equileap US Select Gender Equality Index
NYLI Healthy Hearts ETF	NYLI Candriam Healthy Hearts Index

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca or Nasdaq, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, a swap will be valued using market-based prices provided by independent pricing sources or broker dealer bid quotations (i.e. counterparty).

Forward foreign currency contracts and currency-related derivatives, are generally valued by taking forward points of the contract and calculating an interpolated rate based on the forward currency rate as of the 4pm GMT London rate.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

A Fund may sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”). The Dreyfus Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund has no redemption restriction and is valued at the daily NAV.

Under normal conditions, to the extent a Fund invests in securities lending, the Fund may invest its cash collateral in the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2024 is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2024, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders at least annually in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI CBRE NextGen Real Estate ETF, NYLI FTSE International Equity Currency Neutral ETF, NYLI U.S. Large Cap R&D Leaders ETF, NYLI Global Equity R&D Leaders ETF, NYLI Clean Oceans ETF, NYLI Cleaner Transport ETF, NYLI Engender Equality ETF and NYLI Healthy Hearts ETF typically distribute income quarterly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from NYLI CBRE NextGen Real Estate ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of a REIT held by the fund. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Restricted Cash

At October 31, 2024, certain Funds held restricted cash in connection with investments in certain-derivative securities. Restricted cash is held in a segregated account with the Funds’ custodian/counterparty broker and is reflected in the Statements of Assets and Liabilities.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2024, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI Hedge Multi-Strategy Tracker ETF	$73,614,816	$6,139	$702,649	$44,501,829	$118,825,433
NYLI Merger Arbitrage ETF	7,671,209	326	3,147,324	1,960,309	12,779,168
NYLI Candriam International Equity ETF	355,939	18,306	16,108	1,292,899	1,683,252
NYLI Candriam U.S. Mid Cap Equity ETF	—	97,903	45,462	4,609,517	4,752,882
NYLI Candriam U.S. Large Cap Equity ETF	—	94,241	50,152	3,147,270	3,291,663
NYLI FTSE International Equity Currency Neutral ETF	440,829	5,214	15,013	599,749	1,060,805
NYLI U.S. Large Cap R&D Leaders ETF	—	675	359	22,558	23,592
NYLI Global Equity R&D Leaders ETF	27,991	320	170	10,681	39,162
NYLI Clean Oceans ETF	—	—	170	4,298	4,468
NYLI Cleaner Transport ETF	17,530	567	5,391	44,138	67,626
NYLI Healthy Hearts ETF	45,370	14	3,176	91,612	140,172

The collateral amount presented is in excess of the securities on loan.

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2024, the unrealized appreciation/depreciation on total return swap contracts reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

NYLI Hedge Multi-Strategy Tracker ETF	—
NYLI Merger Arbitrage ETF	($51,341)
NYLI 500 International Equity ETF	—
NYLI Candriam International Equity ETF	—

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

As of October 31, 2024, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
NYLI Hedge Multi-Strategy Tracker ETF	$115,869,854	$(115,869,854)	$—	$—	$—	$—
NYLI Merger Arbitrage ETF	12,328,870	(12,328,870)	—	—	—	—
NYLI 500 International ETF	—	—	—	—	—	—
NYLI Candriam International Equity ETF	1,540,959	(1,540,959)	—	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	4,579,574	(4,579,574)	—	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	3,220,066	(3,220,066)	—	—	—	—
NYLI CBRE NextGen Real Estate ETF	—	—	—	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	990,132	(990,132)	—	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	22,483	(22,483)	—	—	—	—
NYLI Global Equity R&D Leaders ETF	10,645	(10,645)	—	—	—	—
NYLI Clean Oceans ETF	4,419	(4,419)	—	—	—	—
NYLI Cleaner Transport ETF	62,548	(62,548)	—	—	—	—
NYLI Engender Equality ETF	—	—	—	—	—	—
NYLI Healthy Hearts ETF	130,970	(130,970)	—	—	—	—

1The amount of collateral presented is limited such that the net amount cannot be less than $0.

As of October 31, 2024, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
NYLI FTSE International Equity Currency Neutral ETF
Morgan Stanley	$17,099,264	$(202,271)	$16,896,993	$202,271	$(202,271)	$—

This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.75%
NYLI Merger Arbitrage ETF	0.75%
NYLI 500 International ETF	0.25%
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI CBRE NextGen Real Estate ETF	0.60%
NYLI FTSE International Equity Currency Neutral ETF	0.19%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%
NYLI Clean Oceans ETF	0.45%
NYLI Cleaner Transport ETF	0.45%
NYLI Engender Equality ETF	0.45%
NYLI Healthy Hearts ETF	0.45%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor.

The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.22%

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds in an amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI 500 International ETF	0.25%
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI CBRE NextGen Real Estate ETF	0.60%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%
NYLI Clean Oceans ETF	0.45%
NYLI Cleaner Transport ETF	0.45%
NYLI Engender Equality ETF	0.45%
NYLI Healthy Hearts ETF	0.45%

The Fee Waiver and Expense Limitation Agreements will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

As of October 31, 2024, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/ Reimbursed Expenses
NYLI Hedge Multi-Strategy Tracker ETF	$648,837
NYLI Merger Arbitrage ETF	—
NYLI 500 International ETF	11,521
NYLI Candriam International Equity ETF	12,191
NYLI Candriam U.S. Mid Cap Equity ETF	14,146
NYLI Candriam U.S. Large Cap Equity ETF	25,602
NYLI CBRE NextGen Real Estate ETF	8,235
NYLI FTSE International Equity Currency Neutral ETF	—
NYLI U.S. Large Cap R&D Leaders ETF	502
NYLI Global Equity R&D Leaders ETF	389
NYLI Clean Oceans ETF	371
NYLI Cleaner Transport ETF	388
NYLI Engender Equality ETF	464
NYLI Healthy Hearts ETF	631

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. Under the terms of the agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

5. FEDERAL INCOME TAX

At October 31, 2024, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
NYLI Hedge Multi-Strategy Tracker ETF	$679,362,164	$19,213,929	$(852,123)	$18,361,806
NYLI Merger Arbitrage ETF	215,164,834	11,698,741	(739,223)	10,959,518
NYLI 500 International ETF	102,326,327	13,934,969	(17,921,538)	(3,986,569)
NYLI Candriam International Equity ETF	186,720,414	24,897,297	(15,847,993)	9,049,304
NYLI Candriam U.S. Mid Cap Equity ETF	207,639,513	30,193,598	(9,773,328)	20,420,270
NYLI Candriam U.S. Large Cap Equity ETF	333,919,780	61,071,186	(14,785,054)	46,286,132
NYLI CBRE NextGen Real Estate ETF	35,588,713	3,152,320	(1,459,469)	1,692,851
NYLI FTSE International Equity Currency Neutral ETF	733,047,861	101,541,524	(42,373,927)	59,167,597
NYLI U.S. Large Cap R&D Leaders ETF	6,647,604	1,081,165	(327,571)	753,594
NYLI Global Equity R&D Leaders ETF	6,274,102	940,279	(586,643)	353,636
NYLI Clean Oceans ETF	4,967,872	553,673	(653,065)	(99,392)
NYLI Cleaner Transport ETF	5,245,621	740,419	(736,331)	4,088
NYLI Engender Equality ETF	6,858,103	825,408	(393,841)	431,567
NYLI Healthy Hearts ETF	7,652,095	1,652,042	(539,634)	1,112,408

The tax character of distributions paid during the years ended April 30, 2024 and 2023 were as follows:

	2024			2023
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
NYLI Hedge Multi-Strategy Tracker ETF	$25,206,630	$—	$—	$12,443,799	$—	$—
NYLI Merger Arbitrage ETF	4,247,100	—	—	—	—	—
NYLI 500 International ETF	8,016,543	—	—	6,462,947	—	—
NYLI Candriam International Equity ETF	5,430,434	—	—	5,958,535	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	1,926,760	—	—	39,786	—	—
NYLI Candriam U.S. Large Cap Equity ETF	4,665,767	—	—	5,433,110	—	—
NYLI CBRE NextGen Real Estate ETF	1,934,018	—	—	1,257,827	—	—
NYLI FTSE International Equity Currency Neutral ETF	8,859,486	—	—	13,451,645	—	—
NYLI U.S. Large Cap R&D Leaders ETF	71,777	—	—	62,738	—	—
NYLI Global Equity R&D Leaders ETF	153,927	—	—	97,529	—	—
NYLI Clean Oceans ETF	86,420	—	—	73,790	—	—
NYLI Cleaner Transport ETF	167,834	—	—	119,864	—	—
NYLI Engender Equality ETF	88,941	—	—	79,325	—	—
NYLI Healthy Hearts ETF	106,617	—	—	95,171	—	—

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2024, the Funds incurred and elected to defer to May 1, 2024 Post-October Losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI Hedge Multi-Strategy Tracker ETF	$—	$—	$—
NYLI Merger Arbitrage ETF	11,071,013	—	—
NYLI 500 International ETF	—	—	—
NYLI Candriam International Equity ETF	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	—	—	—
NYLI CBRE NextGen Real Estate ETF	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	—	—	—
NYLI Global Equity R&D Leaders ETF	—	—	—
NYLI Clean Oceans ETF	—	—	—
NYLI Cleaner Transport ETF	—	—	—
NYLI Engender Equality ETF	—	—	—
NYLI Healthy Hearts ETF	—	—	—

At April 30, 2024, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI Hedge Multi-Strategy Tracker ETF	$—	$61,896,878	$30,902,647
NYLI Merger Arbitrage ETF	13,849,892	56,667,223	70,955
NYLI 500 International ETF	—	2,927,357	8,338,080
NYLI Candriam International Equity ETF	—	3,868,530	3,883,620
NYLI Candriam U.S. Mid Cap Equity ETF	—	3,201,633	—
NYLI Candriam U.S. Large Cap Equity ETF	—	5,815,474	4,373,870
NYLI CBRE NextGen Real Estate ETF	—	729,356	15,117,589
NYLI FTSE International Equity Currency Neutral ETF	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	—	116,345	86,721
NYLI Global Equity R&D Leaders ETF	—	170,687	213,673
NYLI Clean Oceans ETF	—	585,072	325,060
NYLI Cleaner Transport ETF	—	506,164	401,217
NYLI Engender Equality ETF	148,571	464,097	150,552
NYLI Healthy Hearts ETF	96,062	332,523	152,417

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2024, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of October 31, 2024, NYLIM or funds or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI 500 International ETF	53.7%
NYLI Candriam International Equity ETF	83.0%
NYLI Candriam U.S. Mid Cap Equity ETF	98.8%
NYLI Candriam U.S. Large Cap Equity ETF	70.4%
NYLI CBRE NextGen Real Estate ETF	56.5%
NYLI FTSE International Equity Currency Neutral ETF	13.8%
NYLI U.S. Large Cap R&D Leaders ETF	84.4%
NYLI Global Equity R&D Leaders ETF	84.4%
NYLI Clean Oceans ETF	84.4%
NYLI Cleaner Transport ETF	84.4%
NYLI Engender Equality ETF	72.7%
NYLI Healthy Hearts ETF	72.4%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2024 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI Hedge Multi-Strategy Tracker ETF	$113,324,680	$108,586,469	$131,439,389	$85,022,568
NYLI Merger Arbitrage ETF	346,511,476	346,737,011	7,807,558	67,102,754
NYLI 500 International ETF	31,880,899	32,882,121	5,001,701	101,084,784
NYLI Candriam International Equity ETF	31,009,977	16,610,980	29,660,495	35,063,592
NYLI Candriam U.S. Mid Cap Equity ETF	55,397,050	55,439,725	42,380,832	32,466,491
NYLI Candriam U.S. Large Cap Equity ETF	80,402,085	80,408,323	67,879,433	91,144,853
NYLI CBRE NextGen Real Estate ETF	22,436,805	26,253,454	3,356,040	121,432,979
NYLI FTSE International Equity Currency Neutral ETF	51,856,417	42,060,488	199,006,716	—
NYLI U.S. Large Cap R&D Leaders ETF	463,564	476,478	1,658,592	1,640,136
NYLI Global Equity R&D Leaders ETF	958,672	949,853	—	—
NYLI Clean Oceans ETF	1,674,947	1,685,714	—	—
NYLI Cleaner Transport ETF	1,263,294	1,266,035	—	—
NYLI Engender Equality ETF	2,706,800	2,704,088	616,396	627,782
NYLI Healthy Hearts ETF	1,118,389	1,145,865	—	765,809

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.

When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

The NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF, NYLI 500 International ETF and NYLI Candriam International Equity ETF used total return swaps to replicate the performance of the Underlying Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2024, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2024, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Forward Foreign Currency Contracts

The NYLI FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2024, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Forward Currency Contract Risk
NYLI FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	$17,099,264

Liability Derivatives	Forward Currency Contract Risk
NYLI FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	$202,271

Total return swaps reflect a reset date as of October 31, 2024; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2024 were as follows:

Fund	Forward Currency Contract Risk	Equity Risk
NYLI Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(1,823,489)
NYLI Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(2,128,228)
Change in unrealized appreciation (depreciation)
Swap transactions		$(51,341)
NYLI 500 International ETF
Realized gain (loss)
Swap transactions		$11,974
NYLI Candriam International Equity ETF
Realized gain (loss)
Swap transactions		$(25,054)

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Fund	Forward Currency Contract Risk	Equity Risk
NYLI FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Forward foreign currency contracts	$(13,747,099)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$11,351,406

For the period ended October 31, 2024, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
Fund	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI 500 International ETF	NYLI Candriam International Equity ETF	NYLI FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$73,033,384	$—	$1,092,823	$1,006,622	$—
Forward foreign currency contracts	—	—	—	—	642,094,020

Liability Derivatives
Swap contracts	$(72,074,485)	$(74,788,181)	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	(641,724,450)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.

Currency Hedging Risk1

A Fund may use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

_______________

1Applies to NYLI FTSE International Equity Currency Neutral ETF.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Futures and other derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Emerging Market Securities Risk

A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

ESG Investing Style Risk2

The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Fund of Funds Risk3

If a Fund is a “fund of funds”, the Funds’ investment performance depends on the investment performance of the underlying ETFs in which it invests. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

_______________

2Applies to NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI Clean Oceans ETF, NYLI Cleaner Transport ETF, NYLI Engender Equality ETF, and NYLI Healthy Hearts ETF.

3Applies to NYLI Hedge Multi-Strategy Tracker ETF.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Passive Management Risk

Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.

Total Return Swap Risk4

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

10. SUBSEQUENT EVENTS

On September 26, 2024, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the NYLI 500 International ETF, NYLI CBRE NextGen Real Estate ETF and NYLI Engender Equality ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of each Fund and its shareholders to liquidate the Funds. The Funds will be liquidated on or about November 27, 2024.

Other than these Funds liquidations, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

_______________

4Applies to NYLI Hedge Multi-Strategy Tracker ETF and NYLI Merger Arbitrage ETF.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund’s Financial Statements.

Board Review of Investment Advisory Agreements

October 31, 2024 (unaudited)

Approval Relating to New York Life Investment Management LLC as Investment Advisor to the Funds.

The Board (the members of which are referred to as “Trustees”) met by videoconference on March 28, 2024, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of an amended and restated Investment Advisory Agreement with New York Life Investment Management LLC (“NYLIM” or “New Advisor”), under which NYLIM would assume the duties and obligations of IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”) as investment adviser to the Funds (the “Transfer”), each such adviser entity an indirect, wholly-owned subsidiary of New York Life Insurance Company.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the New Advisor relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement with respect to the Funds (the “NYLIM Advisory Agreement”). In connection with considering approval of the NYLIM Advisory Agreement, the Independent Trustees, met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the NYLIM Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the New Advisor to the Funds and the fees charged by the New Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the New Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the New Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the New Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the New Advisor from its relationship with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were passively managed ETFs and that several of the Funds were designed to track indexes created by an affiliate of the New Advisor.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the NYLIM Advisory Agreement; (2) information about applicable expense limitation and fee waiver agreements; (3) information describing the New Advisor and the services provided thereby; (4) information regarding the compliance program and portfolio management team of the New Advisor; (5) copies of the Form ADV for the New Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the New Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation by personnel of the New Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the New Advisor in respect of series of the Trust and IndexIQ Active ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the New Advisor. The Board reviewed the services that the New Advisor would provide to the Funds. The Board noted the responsibilities that the New Advisor would have as the investment advisor to the Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, obtaining licenses for use of indexes tracked by the

Board Review of Investment Advisory Agreements (continued)

October 31, 2024 (unaudited)

Funds, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds. For Funds that were not yet operational, the Board considered the services rendered in respect of the existing Funds in assessing services expected to be provided to the non-operational Funds.

The Board reviewed the New Advisor’s experience, resources, and strengths in managing funds and other investment mandates, including that personnel of the Advisor who currently provide services to the Funds would be substantially the same personnel who provide those services as part of the New Advisor. The Board also noted and discussed with the New Advisor the resources and additional support and personnel from its New York Life Insurance Company affiliates, which resources enhance and support the work of the New Advisor’s officers and staff. The Board also noted that the New Advisor currently advises the Mainstay mutual funds along with certain other pooled investment vehicles. The Board also considered the tenure and experience of the personnel at the New Advisor who would provide management and administrative services to the Funds. The Board also considered the New Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on its consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, quality, and extent of these services, as well as the New Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the New Advisor and other investment advisers to similar clients, and the cost of the services provided and profits realized by the New Advisor from its relationship with the Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the NYLIM Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The New Advisor presented information on how peer groups were selected for the Funds, which generally are differentiated from broad Morningstar categorization based on distinguishing characteristics of many Funds’ core strategies, several of which are unique indexes designed by an affiliate of the New Advisor. The New Advisor explained that peer groups were selected using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for relatively unique investment strategies such as those implemented by several of the Funds.

Additionally, the Trustees considered that the New Advisor would put in place expense limitation or fee waiver agreements whereby the New Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of certain Funds. The Board noted that such expense limitation and fee waiver agreements were reflected, where applicable, in the peer group analysis provided by the New Advisor. The Board further noted that the New Advisor would continue, at identical rates, the permanent expense limitation and/or fee waiver agreements for certain Funds, which were subject to termination by the Board.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the New Advisor and the costs incurred by the New Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund is fair and reasonable.

Board Review of Investment Advisory Agreements (continued)

October 31, 2024 (unaudited)

3.The New Advisor’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the New Advisor the costs and profitability of the New Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the New Advisor as part of a larger organization, including the investment of financial and human resources into the New Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the New Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The New Advisor presented to the Board information on the operating profits on a year over year basis.

The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor under the unitary fee arrangement of the NYLIM Advisory Agreement and determined to continue to review the asset levels of the Funds in relation to the New Advisor’s profitability. The Board also noted the existence of Expense Limitation Agreements and Fee Waiver Agreements applicable to certain of the Funds, and their respective impacts on costs to shareholders and profitability of the New Advisor.

The Board concluded that the fees paid to the New Advisor were reasonable when considering the relative asset levels and profitability of the Funds to the New Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the New Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to the underlying index that each Fund seeks to track and includes in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group. The Board considered that certain Funds had recently launched and had limited performance and operational history to consider.

The Board concluded that the investment performance of the Funds, particularly in the context of tracking error as against each Fund’s underlying index and in succeeding in satisfying their stated investment objective, supported the approval of the NYLIM Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the NYLIM Advisory Agreement for the Funds. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the NYLIM Advisory Agreement with the New Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the NYLIM Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the NYLIM Advisory Agreement with the Advisor was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the NYLIM as the New Advisor to the Funds and the NYLIM Advisory Agreement.

The Board also concluded that the Transfer: i) would not result in a material change to the nature or the level of the actual investment management and administrative services to the Funds; ii) would not result in an increase in the advisory fee paid by a Fund under the NYLIM Advisory Agreement; iii) would not result in any change to the primary personnel who currently manage the Funds and that such individuals will continue to provide covered services immediately after the Transfer; iv) the transfer of the Advisory Agreement to the NYLIM Advisory Agreement will be reflected in writing and that the NYLIM Advisory Agreement will be amended to reflect the name change from IndexIQ to NYLIM; v) the Transfer will result in compliance with all of the provisions of Section 15 of the 1940 Act except the shareholder approval requirement; and vi) written notice to shareholders

Board Review of Investment Advisory Agreements (continued)

October 31, 2024 (unaudited)

of the change of investment adviser would be provided via a supplement to the Funds’ registration statement and subsequently reflected in the annual update of the Funds’ summary prospectuses, statutory prospectuses and statements of additional information.

For more information
1-888-474-7725
newyorklifeinvestments.com/etf

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 2, 2025

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Executive Officer)

Date	January 2, 2025